Registration No. 333-17663
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------


                        POST-EFFECTIVE AMENDMENT NO. 15 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE               Christopher M. Condron,
     SOCIETY OF THE UNITED STATES               Chief Executive Officer
        (Exact Name of Trust)            The Equitable Life Assurance Society of
     THE EQUITABLE LIFE ASSURANCE                   the United States
      SOCIETY OF THE UNITED STATES            1290 Avenue of the Americas
       (Exact Name of Depositor)                New York, New York 10104
      1290 Avenue of the Americas        (Name and Address of Agent for Service)
        New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

         ROBIN WAGNER                             with a copy to:
    Vice President and Counsel                 Thomas C. Lauerman, Esq.
   The Equitable Life Assurance                    Foley & Lardner
   Society of the United States                  Washington Harbour
   1290 Avenue of the Americas                3000 K Street, Northwest
     New York, New York 10104                  Washington, D.C. 20007


                    ----------------------------------------


      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):


__X__ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on (May 1, 2002) pursuant to paragraph (b) of Rule 485


_____ 60 days after filing pursuant to paragraph (a) of Rule 485


_____ on ( date ) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 15 ("PEA") to the Form S-6 Registration Statement No. 333-17663 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectuses or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

(Parts I and II of Post-Effective Amendment Nos. 11 and 13 to the Form S-6 Registration Statement (File No. 333-17663), filed with the Commissioner on April 12, 2002 and October 8, 2002, respectively, are incorporated herein by reference.)

The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED DECEMBER 15, 2002, TO THE MAY 1, 2002 PROSPECTUS
AND SUPPLEMENTS TO PROSPECTUS FOR:

SURVIVORSHIP INCENTIVE LIFE
IL PROTECTOR(R)
INCENTIVE LIFE PLUS(R)
SPECIAL OFFER POLICY
SURVIVORSHIP 2000
INCENTIVE LIFE 2000
CHAMPION 2000
INCENTIVE LIFE(SM)
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and Supplements to prospectuses as further supplemented to date (together the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.  NEW VARIABLE INVESTMENT OPTIONS:

The following is added to the Prospectus under "Fee Table":

A. We anticipate making available the variable investment option described below on or about December 15, 2002, subject to state availability.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Fee Waivers and/or
                                                                                                Expense             Net Total Annual
 Portfolio name                  Management Fees(1)  Other Expenses(2)  Total Annual Expenses   Reimbursements(3)   Expenses
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      0.80%               0.35%              1.15%                   (0.05)%              1.10%
Funds, Inc. - U.S. Real Estate
Portfolio-Share Class I
------------------------------------------------------------------------------------------------------------------------------------

----------------

1 The management fees cannot be increased without a vote of each Portfolio's shareholders.

2 The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Initial seed capital was invested for the OCC Accumulation Trust-PIMCO Renaissance Portfolio on July 10, 2002; thus "Other Expenses" shown have been estimated.

3 Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than 1.10%. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. See the prospectus for the underlying Fund for more information about the Expense Limitation Agreement.


                                                                          x00452
                                                                           Agent

2. In "Policy features and benefits" under "Investment Options within your policy," the "Variable investment options" section is modified as follows:

    (i) The sixteenth bullet regarding Morgan Stanley Investment Management is deleted in its entirety.

    (ii) The following is added as a new bullet:

     o Van Kampen (which is the name under which Morgan Stanley Investment Management Inc. does business in certain instances including as the adviser of the U.S. Real Estate Portfolio of The Universal Institutional Funds, Inc. and as the subadviser of the EQ/Emerging Markets Equity Option)

3. A new section is added under "Tax Information" in the Prospectus as follows:

    PUBLICLY TRADED OR PUBLICLY REPORTING COMPANIES: SARBANES-OXLEY

    Public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

4. In "Financial Statements of Separate Account FP and Equitable Life" the following is added as the second sentence:

The following financial statements of Separate Account FP and Equitable Life as of June 30, 2002 are unaudited.
































           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                               New York, NY 10104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Unaudited Financial Statements:
 Statements of Assets and Liabilities, June 30, 2002.....................   A-2
 Statements of Operations for the Six Months Ended June 30, 2002.........  A-12
 Statements of Changes in Net Assets for the Six Months Ended
  June 30, 2002..........................................................  A-17
 Notes to Financial Statements...........................................  A-22


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Unaudited Consolidated Financial Statements:
 Consolidated Balance Sheets, June 30, 2002 and December 31, 2001........   F-1
 Consolidated Statements of Earnings, Three and Six Months Ended
  June 30, 2002 and 2001.................................................   F-2
 Consolidated Statements of Shareholder's Equity and Comprehensive
  Income for the Six Months Ended June 30, 2002 and 2001.................   F-3
 Consolidated Statements of Cash Flows for the Six Months
  ended June 30, 2002 and 2001...........................................   F-4
Notes to Consolidated Financial Statements...............................   F-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)


                                                                                      AXA Premier VIP
                                                  AXA Premier VIP   AXA Premier VIP    Small/Mid Cap
                                                     Core Bond        Health Care          Value
                                                 ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value .........................................     $3,320,895        $  989,710       $2,263,068
Receivable for Trust shares sold ...............             --                --               --
Receivable for policy-related transactions .....        137,485             4,003           19,900
                                                     ----------        ----------       ----------
  Total assets .................................      3,458,380           993,713        2,282,968
                                                     ----------        ----------       ----------
Liabilities:
Payable for Trust shares purchased .............        137,485             4,003           19,900
Payable for policy-related transactions ........             --                --               --
                                                     ----------        ----------       ----------
  Total liabilities ............................        137,485             4,003           19,900
                                                     ----------        ----------       ----------
Net Assets .....................................     $3,320,895        $  989,710       $2,263,068
                                                     ==========        ==========       ==========
Net Assets:
Accumulation Units .............................     $3,320,296        $  989,241       $2,262,376
Accumulation nonunitized .......................             --                --               --
Retained by Equitable Life in Separate
 Account FP ....................................            599               469              692
                                                     ----------        ----------       ----------
Total net assets ...............................     $3,320,895        $  989,710       $2,263,068
                                                     ==========        ==========       ==========
Investments in shares of The Trust, at cost ....     $3,333,846        $1,035,704       $2,405,903
Trust shares held
 Class A .......................................             --                --               --
 Class B .......................................        327,632           115,772          260,379




                                                                                                     EQ/Alliance
                                                  EQ/Aggressive     EQ/Alliance      EQ/Alliance      Growth and
                                                      Stock         Common Stock        Global          Income
                                                 --------------- ----------------- --------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value .........................................  $478,551,458    $1,835,156,551    $381,106,159    $363,262,983
Receivable for Trust shares sold ...............     1,098,475         6,286,242       1,460,102         308,912
Receivable for policy-related transactions .....            --                --              --              --
                                                  ------------    --------------    ------------    ------------
  Total assets .................................   479,649,933     1,841,442,793     383,566,261     363,571,895
                                                  ------------    --------------    ------------    ------------
Liabilities:
Payable for Trust shares purchased .............            --                --              --              --
Payable for policy-related transactions ........     1,194,880         6,373,564       1,526,693         437,653
                                                  ------------    --------------    ------------    ------------
  Total liabilities ............................     1,194,880         6,373,564       1,526,693         437,653
                                                  ------------    --------------    ------------    ------------
Net Assets .....................................  $478,455,053    $1,835,069,229    $381,039,568    $363,134,242
                                                  ============    ==============    ============    ============
Net Assets:
Accumulation Units .............................  $477,352,695    $1,928,766,223    $380,469,373    $362,754,710
Accumulation nonunitized .......................       982,508         5,058,100         469,532         155,977
Retained by Equitable Life in Separate
 Account FP ....................................       119,850           244,906         100,663         223,555
                                                  ------------    --------------    ------------    ------------
Total net assets ...............................  $478,455,053    $1,835,069,229    $381,039,568    $363,134,242
                                                  ============    ==============    ============    ============
Investments in shares of The Trust, at cost ....  $633,470,705    $3,303,885,544    $486,020,597    $432,422,752
Trust shares held
 Class A .......................................    24,545,111       151,319,728      28,939,549      21,116,521
 Class B .......................................       388,809         8,080,604       1,545,434       3,940,424


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2002 (Unaudited)


                                                                                           AXA Premier VIP   AXA Premier VIP
                                                                                              Core Bond        Health Care
                                                                                          ----------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................            9                --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --                --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................           23                11
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................           --                --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................           --                --
IL Protector - Class A and B 0.80% ......................................................           --                --
Survivorship 2000 - Class A and B 0.90% .................................................           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................           --                --
Survivorship Incentive Life - Class B 0.60% .............................................           --                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 102.75           $ 85.49
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --           $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................     $ 102.44           $ 85.24
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................     $     --           $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................     $     --           $    --
IL Protector - Class A and B 0.80% ......................................................     $ 102.34           $ 85.15
Survivorship 2000 - Class A and B 0.60% .................................................     $ 102.29           $ 85.11
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................     $     --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $     --           $    --




                                                                                           AXA Premier VIP
                                                                                            Small/Mid Cap   EQ/Aggressive
                                                                                                Value           Stock
                                                                                          ---------------- ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           2              347
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................          21               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................          --              827
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................          --               --
IL Protector - Class A and B 0.80% ......................................................          --               29
Survivorship 2000 - Class A and B 0.90% .................................................           2              162
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --              122
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................          --               --
Survivorship Incentive Life - Class B 0.60% .............................................          --               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 86.91         $ 117.60
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $    --         $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................     $ 86.66         $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................     $    --         $ 490.43
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................     $    --         $     --
IL Protector - Class A and B 0.80% ......................................................     $ 86.57         $  73.54
Survivorship 2000 - Class A and B 0.60% .................................................     $ 86.53         $ 133.28
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --         $  60.47
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................     $    --         $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $    --         $     --




                                                                                            EQ/Alliance   EQ/Alliance
                                                                                           Common Stock      Global
                                                                                          -------------- -------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         710           210
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --            --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................          --            --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................       2,757         1,143
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................          --            --
IL Protector - Class A and B 0.80% ......................................................          66            11
Survivorship 2000 - Class A and B 0.90% .................................................         462           133
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --            --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................       1,249           279
Survivorship Incentive Life - Class B 0.60% .............................................          --            --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................    $ 195.47      $ 141.68
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................    $     --      $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................    $     --      $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................    $ 538.26      $ 267.05
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................    $     --      $     --
IL Protector - Class A and B 0.80% ......................................................    $ 132.82      $ 105.81
Survivorship 2000 - Class A and B 0.60% .................................................    $ 228.87      $ 188.07
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $     --      $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................    $  59.03      $  68.55
Survivorship Incentive Life - Class B 0.60% .............................................    $     --      $     --




                                                                                           EQ/Alliance
                                                                                            Growth and
                                                                                              Income
                                                                                          -------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................        196
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................         --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................         --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................        937
IL Protector - Class A and B 0.80% ......................................................         14
Survivorship 2000 - Class A and B 0.90% .................................................        120
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        578
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................         --
Survivorship Incentive Life - Class B 0.60% .............................................         --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................   $ 256.00
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................   $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................   $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................   $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................   $ 240.28
IL Protector - Class A and B 0.80% ......................................................   $ 189.62
Survivorship 2000 - Class A and B 0.60% .................................................   $ 234.01
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $  98.13
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................   $     --
Survivorship Incentive Life - Class B 0.60% .............................................   $     --


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2002 (Unaudited)


                                                                      EQ/Alliance
                                                                      Intermediate
                                                     EQ/Alliance       Government     EQ/Alliance
                                                  Growth Investors     Securities    International
                                                 ------------------ --------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value .........................................    $810,252,495     $149,513,656     $59,549,691
Receivable for Trust shares sold ...............         779,614               --         970,063
Receivable for policy-related transactions .....              --               --              --
                                                    ------------     ------------     -----------
  Total assets .................................     811,032,109      149,513,656      60,519,754
                                                    ------------     ------------     -----------
Liabilities:
Payable for Trust shares purchased .............              --          157,154              --
Payable for policy-related transactions ........         859,365          527,990       1,062,259
                                                    ------------     ------------     -----------
  Total liabilities ............................         859,365          685,144       1,062,259
                                                    ------------     ------------     -----------
Net Assets .....................................    $810,172,744     $148,828,512     $59,457,495
                                                    ============     ============     ===========
Net Assets:
Accumulation Units .............................    $809,641,122     $148,233,983     $59,254,821
Accumulation nonunitized .......................         390,135          300,138          47,758
Retained by Equitable Life in Separate
 Account FP ....................................         141,487          294,391         154,916
                                                    ------------     ------------     -----------
Total net assets ...............................    $810,172,744     $148,828,512     $59,457,495
                                                    ============     ============     ===========
Investments in shares of The Trust, at cost ....    $963,719,040     $142,297,003     $65,576,793
Trust shares held
 Class A .......................................      53,201,818       13,277,834       6,445,403
 Class B .......................................       1,724,511        1,359,595         773,908




                                                    EQ/Alliance      EQ/Alliance     EQ/Alliance   EQ/Alliance Small
                                                   Money Market    Premier Growth   Quality Bond      Cap Growth
                                                 ---------------- ---------------- -------------- ------------------
Assets:
Investments in shares of The Trust, at fair
 value .........................................   $481,612,056     $ 89,556,498    $153,812,151     $133,616,597
Receivable for Trust shares sold ...............             --           81,446              --           31,010
Receivable for policy-related transactions .....     11,038,100               --              --               --
                                                   ------------     ------------    ------------     ------------
  Total assets .................................    492,650,156       89,637,944     153,812,151      133,647,607
                                                   ------------     ------------    ------------     ------------
Liabilities:
Payable for Trust shares purchased .............     10,971,091               --         537,868               --
Payable for policy-related transactions ........             --          355,268         301,147           77,408
                                                   ------------     ------------    ------------     ------------
  Total liabilities ............................     10,971,091          355,268         839,015           77,408
                                                   ------------     ------------    ------------     ------------
Net Assets .....................................   $481,679,065     $ 89,282,676    $152,973,136     $135,570,199
                                                   ============     ============    ============     ============
Net Assets:
Accumulation Units .............................   $479,854,145     $ 89,229,929    $152,706,206     $133,497,740
Accumulation nonunitized .......................      1,871,911               --         110,390               --
Retained by Equitable Life in Separate
 Account FP ....................................        (46,991)          52,747         156,540           72,459
                                                   ------------     ------------    ------------     ------------
Total net assets ...............................   $481,679,065     $ 89,282,676    $152,973,136     $133,570,199
                                                   ============     ============    ============     ============
Investments in shares of The Trust, at cost ....   $481,486,332     $117,084,667    $150,655,636     $157,358,267
Trust shares held
 Class A .......................................     36,594,640               --      13,687,487       10,271,897
 Class B .......................................      9,532,860       15,561,514       1,744,812        2,183,774


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2002 (Unaudited)


                                                                                                              EQ/Alliance
                                                                                                              Intermediate
                                                                                              EQ/Alliance      Government
                                                                                           Growth Investors    Securities
                                                                                          ------------------ -------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           295             262
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................            --              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................            --              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................         1,954             421
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................            --              --
IL Protector - Class A and B 0.80% ......................................................            15               2
Survivorship 2000 - Class A and B 0.90% .................................................           295              53
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................            --              --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................           305             115
Survivorship Incentive Life - Class B 0.60% .............................................            --              --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................      $ 184.87        $ 166.33
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................      $     --        $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................      $     --        $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................      $ 342.10        $ 194.55
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................      $     --        $     --
IL Protector - Class A and B 0.80% ......................................................      $ 135.38        $ 141.43
Survivorship 2000 - Class A and B 0.60% .................................................      $ 200.92        $ 162.30
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $     --        $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................      $  82.97        $ 120.01
Survivorship Incentive Life - Class B 0.60% .............................................      $     --        $     --




                                                                                            EQ/Alliance     EQ/Alliance
                                                                                           International   Money Market
                                                                                          --------------- --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          78             665
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................          --              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................         373              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................          --           1,199
IL Protector - Class A and B 0.80% ......................................................           3               4
Survivorship 2000 - Class A and B 0.90% .................................................          46             140
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --              --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................          78             852
Survivorship Incentive Life - Class B 0.60% .............................................          --              --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................    $ 110.22        $ 144.35
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................    $     --        $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................    $     --        $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................    $ 105.52        $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................    $     --        $ 221.04
IL Protector - Class A and B 0.80% ......................................................    $  88.12        $ 127.77
Survivorship 2000 - Class A and B 0.60% .................................................    $ 103.24        $ 143.05
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $     --        $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................    $  80.19        $ 115.50
Survivorship Incentive Life - Class B 0.60% .............................................    $     --        $     --




                                                                                             EQ/Alliance     EQ/Alliance
                                                                                           Premier Growth   Quality Bond
                                                                                          ---------------- --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         109              276
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................       1,364               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................          --              673
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................          --               --
IL Protector - Class A and B 0.80% ......................................................           7                2
Survivorship 2000 - Class A and B 0.90% .................................................          75               52
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --              141
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................          --               --
Survivorship Incentive Life - Class B 0.60% .............................................          --               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 58.39         $ 176.37
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $    --         $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................     $ 57.32         $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................     $    --         $ 157.85
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................     $    --         $     --
IL Protector - Class A and B 0.80% ......................................................     $ 56.97         $ 147.49
Survivorship 2000 - Class A and B 0.60% .................................................     $ 56.80         $ 153.73
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --         $ 119.28
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................     $    --         $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $    --         $     --




                                                                                           EQ/Alliance Small
                                                                                              Cap Growth
                                                                                          ------------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           143
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................            --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................            --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................            --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................            --
IL Protector - Class A and B 0.80% ......................................................             6
Survivorship 2000 - Class A and B 0.90% .................................................            62
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           246
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................            --
Survivorship Incentive Life - Class B 0.60% .............................................            --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................      $ 128.15
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................      $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................      $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................      $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................      $ 124.23
IL Protector - Class A and B 0.80% ......................................................      $ 122.95
Survivorship 2000 - Class A and B 0.60% .................................................      $ 122.31
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $  94.25
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................      $     --
Survivorship Incentive Life - Class B 0.60% .............................................      $     --


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2002 (Unaudited)


                                                 EQ/Alliance   EQ/AXP New   EQ/AXP Strategy
                                                  Technology   Dimensions      Aggressive
                                                ------------- ------------ -----------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................  $35,416,932   $3,981,234      $2,939,504
Receivable for Trust shares sold ..............           --        9,922              --
Receivable for policy-related transactions ....           --           --           3,509
                                                 -----------   ----------      ----------
  Total assets ................................   35,416,932    3,991,156       2,943,013
                                                 -----------   ----------      ----------
Liabilities:
Payable for Trust shares purchased ............       13,838           --           3,509
Payable for policy-related transactions .......       10,921        9,922              --
                                                 -----------   ----------      ----------
  Total liabilities ...........................       24,759        9,922           3,509
                                                 -----------   ----------      ----------
Net Assets ....................................  $35,392,173   $3,981,234      $2,939,504
                                                 ===========   ==========      ==========
Net Assets:
Accumulation Units ............................  $35,292,736   $3,968,582      $2,929,909
Accumulation nonunitized ......................           --           --              --
Retained by Equitable Life in Separate
 Account FP ...................................       99,437       12,652           9,595
                                                 -----------   ----------      ----------
Total net assets ..............................  $35,392,173   $3,981,234      $2,939,504
                                                 ===========   ==========      ==========
Investments in shares of The Trust, at cost ...  $49,712,852   $4,470,862      $3,716,685
Trust shares held
 Class A ......................................        1,338           --              --
 Class B ......................................    9,916,551      646,717         913,361




                                                                                      EQ/Capital     EQ/Capital
                                                                    EQ/Bernstein       Guardian     Guardian U.S.
                                                  EQ/Balanced    Diversified Value     Research        Equity
                                                --------------- ------------------- -------------- --------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................  $618,937,845       $103,142,159     $11,179,221    $15,891,384
Receivable for Trust shares sold ..............       268,217                 --              --          5,836
Receivable for policy-related transactions ....            --            381,933         206,594             --
                                                 ------------       ------------     -----------    -----------
  Total assets ................................   619,206,062        103,524,092      11,385,815     15,897,220
                                                 ------------       ------------     -----------    -----------
Liabilities:
Payable for Trust shares purchased ............            --            430,990         183,243             --
Payable for policy-related transactions .......       809,813                 --              --          5,843
                                                 ------------       ------------     -----------    -----------
  Total liabilities ...........................       809,813            430,990         183,243          5,843
                                                 ------------       ------------     -----------    -----------
Net Assets ....................................  $618,396,249       $103,093,102     $11,202,572    $15,891,377
                                                 ============       ============     ===========    ===========
Net Assets:
Accumulation Units ............................  $615,340,760       $103,030,969     $11,065,576    $15,774,303
Accumulation nonunitized ......................     2,963,378                 --              --             --
Retained by Equitable Life in Separate
 Account FP ...................................       119,111             62,133         136,996        117,074
                                                 ------------       ------------     -----------    -----------
Total net assets ..............................  $618,396,249       $103,093,102     $11,202,572    $15,891,377
                                                 ============       ============     ===========    ===========
Investments in shares of The Trust, at cost ...  $734,028,584       $110,288,338     $13,003,800    $18,256,020
Trust shares held
 Class A ......................................    45,472,915                 --       1,220,603      1,851,181
 Class B ......................................     1,548,177          9,124,555           9,105          9,792


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2002 (Unaudited)


                                                                                          EQ/Alliance   EQ/AXP New
                                                                                           Technology   Dimensions
                                                                                         ------------- ------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% .................................        104           11
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ...................................................................         --           --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ......................        853           52
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................................         --           --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ...................................         --           --
IL Protector - Class A and B 0.80% .....................................................          3           --
Survivorship 2000 - Class A and B 0.90% ................................................         40            2
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ..................................................................         --           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% .........................................................................         --           --
Survivorship Incentive Life - Class B 0.60% ............................................         --           --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% .................................    $ 35.72      $ 61.77
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ...................................................................    $    --      $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ......................    $ 35.24      $ 61.09
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................................    $    --      $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ...................................    $    --      $    --
IL Protector - Class A and B 0.80% .....................................................    $ 38.08      $ 60.87
Survivorship 2000 - Class A and B 0.60% ................................................    $ 35.01      $ 60.76
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ..................................................................    $    --      $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% .........................................................................    $    --      $    --
Survivorship Incentive Life - Class B 0.60% ............................................    $    --      $    --




                                                                                          EQ/AXP Strategy
                                                                                             Aggressive     EQ/Balanced
                                                                                         ----------------- -------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% .................................           18             178
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ...................................................................           --              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ......................           73              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................................           --           1,193
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ...................................           --              --
IL Protector - Class A and B 0.80% .....................................................            1               8
Survivorship 2000 - Class A and B 0.90% ................................................            1             179
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ..................................................................           --             211
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% .........................................................................           --              --
Survivorship Incentive Life - Class B 0.60% ............................................           --              --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% .................................      $ 32.23        $ 188.90
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ...................................................................      $    --        $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ......................      $ 31.88        $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................................      $    --        $ 441.51
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ...................................      $    --        $     --
IL Protector - Class A and B 0.80% .....................................................      $ 31.76        $ 146.19
Survivorship 2000 - Class A and B 0.60% ................................................      $ 31.70        $ 187.20
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ..................................................................      $    --        $  95.45
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% .........................................................................      $    --        $     --
Survivorship Incentive Life - Class B 0.60% ............................................      $    --        $     --




                                                                                                              EQ/Capital
                                                                                             EQ/Bernstein      Guardian
                                                                                          Diversified Value    Research
                                                                                         ------------------- -----------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% .................................           215              33
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ...................................................................            --              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ......................           697              83
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................................            --              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ...................................            --              --
IL Protector - Class A and B 0.80% .....................................................             5              --
Survivorship 2000 - Class A and B 0.90% ................................................            72               5
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ..................................................................            --              --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% .........................................................................            --              --
Survivorship Incentive Life - Class B 0.60% ............................................            --              --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% .................................      $  93.57         $ 93.25
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ...................................................................      $     --         $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ......................      $ 106.53         $ 91.68
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................................      $     --         $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ...................................      $     --         $    --
IL Protector - Class A and B 0.80% .....................................................      $  91.45         $ 91.15
Survivorship 2000 - Class A and B 0.60% ................................................      $ 105.28         $ 90.90
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ..................................................................      $     --         $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% .........................................................................      $     --         $    --
Survivorship Incentive Life - Class B 0.60% ............................................      $     --         $    --




                                                                                           EQ/Capital
                                                                                          Guardian U.S.
                                                                                             Equity
                                                                                         --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% .................................         25
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ...................................................................         --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ......................        150
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................................         --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ...................................         --
IL Protector - Class A and B 0.80% .....................................................         --
Survivorship 2000 - Class A and B 0.90% ................................................          7
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ..................................................................         --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% .........................................................................         --
Survivorship Incentive Life - Class B 0.60% ............................................         --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% .................................    $ 87.86
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ...................................................................    $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ......................    $ 86.38
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................................    $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ...................................    $    --
IL Protector - Class A and B 0.80% .....................................................    $ 85.89
Survivorship 2000 - Class A and B 0.60% ................................................    $ 85.65
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ..................................................................    $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% .........................................................................    $    --
Survivorship Incentive Life - Class B 0.60% ............................................    $    --


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2002 (Unaudited)


                                                   EQ/Emerging    EQ/Equity 500   EQ/Evergreen
                                                 Markets Equity       Index           Omega
                                                ---------------- --------------- --------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................    $45,817,622    $573,581,222     $1,962,265
Receivable for Trust shares sold ..............        854,653              --             --
Receivable for policy-related transactions ....             --       1,868,453         10,516
                                                   -----------    ------------     ----------
  Total assets ................................     46,672,275     575,449,675      1,972,781
                                                   -----------    ------------     ----------
Liabilities:
Payable for Trust shares purchased ............             --       1,377,389         10,516
Payable for policy-related transactions .......        858,696              --             --
                                                   -----------    ------------     ----------
  Total liabilities ...........................        858,696       1,377,389         10,516
                                                   -----------    ------------     ----------
Net Assets ....................................    $45,813,579    $574,072,286     $1,962,265
                                                   ===========    ============     ==========
Net Assets:
Accumulation Units ............................    $45,783,394    $573,493,602     $1,956,376
Accumulation nonunitized ......................             --         369,805             --
Retained by Equitable Life in Separate
 Account FP ...................................         30,185         208,879          5,889
                                                   -----------    ------------     ----------
Total net assets ..............................    $45,813,579    $574,072,286     $1,962,265
                                                   ===========    ============     ==========
Investments in shares of The Trust, at cost ...    $52,345,441    $687,449,470     $2,267,364
Trust shares held
 Class A ......................................             --      27,176,583             --
 Class B ......................................      7,848,931       2,846,144        288,399




                                                                 EQ/FI Small/Mid                   EQ/Janus Large
                                                 EQ/FI Mid Cap      Cap Value      EQ/High Yield     Cap Growth
                                                --------------- ----------------- --------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................   $25,256,250      $126,903,412    $115,598,736     $ 15,219,804
Receivable for Trust shares sold ..............            --                --          56,444               --
Receivable for policy-related transactions ....         8,907           928,568              --               --
                                                  -----------      ------------    ------------     ------------
  Total assets ................................    25,265,157       127,831,980     115,655,180       15,219,804
                                                  -----------      ------------    ------------     ------------
Liabilities:
Payable for Trust shares purchased ............         5,943           940,369              --              237
Payable for policy-related transactions .......            --                --          61,578              494
                                                  -----------      ------------    ------------     ------------
  Total liabilities ...........................         5,943           940,369          61,578              731
                                                  -----------      ------------    ------------     ------------
Net Assets ....................................   $25,259,214      $126,891,611    $115,593,602     $152,219,073
                                                  ===========      ============    ============     ============
Net Assets:
Accumulation Units ............................   $25,071,892      $126,812,525    $114,575,633     $ 15,084,762
Accumulation nonunitized ......................            --                --         811,020               --
Retained by Equitable Life in Separate
 Account FP ...................................       187,322            79,086         206,949          134,311
                                                  -----------      ------------    ------------     ------------
Total net assets ..............................   $25,259,214      $126,891,611    $115,593,602     $ 15,219,073
                                                  ===========      ============    ============     ============
Investments in shares of The Trust, at cost ...   $27,397,674      $124,888,552    $151,950,873     $ 19,836,704
Trust shares held
 Class A ......................................            --                --      21,425,658           15,821
 Class B ......................................     3,226,216        10,650,694       1,351,850        3,033,369


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2002 (Unaudited)


                                                                                             EQ/Emerging    EQ/Equity 500
                                                                                           Markets Equity       Index
                                                                                          ---------------- ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         158              482
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................         485               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................          --            1,564
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................          --               --
IL Protector - Class A and B 0.80% ......................................................           3               20
Survivorship 2000 - Class A and B 0.90% .................................................          30              216
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................          --              727
Survivorship Incentive Life - Class B 0.60% .............................................          14               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 67.39         $ 236.04
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $    --         $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................     $ 65.45         $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................     $    --         $ 226.86
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................     $    --         $     --
IL Protector - Class A and B 0.80% ......................................................     $ 64.81         $ 157.13
Survivorship 2000 - Class A and B 0.60% .................................................     $ 64.50         $ 221.22
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --         $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................     $    --         $  74.20
Survivorship Incentive Life - Class B 0.60% .............................................     $ 88.74         $     --




                                                                                           EQ/Evergreen
                                                                                               Omega      EQ/FI Mid Cap
                                                                                          -------------- ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         10              35
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................         20             277
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................         --              --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................         --              --
IL Protector - Class A and B 0.80% ......................................................         --              --
Survivorship 2000 - Class A and B 0.90% .................................................         --              10
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --              --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................         --              --
Survivorship Incentive Life - Class B 0.60% .............................................         --              --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................    $ 66.85         $ 78.55
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................    $    --         $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................    $ 63.68         $ 77.69
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................    $    --         $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................    $    --         $    --
IL Protector - Class A and B 0.80% ......................................................    $ 66.34         $    --
Survivorship 2000 - Class A and B 0.60% .................................................    $ 65.16         $ 77.26
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $    --         $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................    $    --         $    --
Survivorship Incentive Life - Class B 0.60% .............................................    $    --         $    --




                                                                                           EQ/FI Small/Mid
                                                                                              Cap Value      EQ/High Yield
                                                                                          ----------------- ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          135              132
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................          830               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................           --               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................           --              327
IL Protector - Class A and B 0.80% ......................................................            5                6
Survivorship 2000 - Class A and B 0.90% .................................................           69               45
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................           --               94
Survivorship Incentive Life - Class B 0.60% .............................................           26               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 119.34         $ 137.91
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --         $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................     $ 118.79         $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................     $     --         $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................     $     --         $ 250.46
IL Protector - Class A and B 0.80% ......................................................     $ 117.56         $ 101.74
Survivorship 2000 - Class A and B 0.60% .................................................     $  92.21         $ 153.41
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --         $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................     $     --         $  72.13
Survivorship Incentive Life - Class B 0.60% .............................................     $ 115.40         $     --




                                                                                           EQ/Janus Large
                                                                                             Cap Growth
                                                                                          ----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          49
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         244
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................          --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................          --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................          --
IL Protector - Class A and B 0.80% ......................................................           1
Survivorship 2000 - Class A and B 0.90% .................................................          11
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................          --
Survivorship Incentive Life - Class B 0.60% .............................................          --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 49.98
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $ 49.44
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% .......................     $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................................     $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ....................................     $    --
IL Protector - Class A and B 0.80% ......................................................     $ 49.25
Survivorship 2000 - Class A and B 0.60% .................................................     $ 49.16
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ..........................................................................     $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $    --


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2002 (Unaudited)


                                                                EQ/Mercury    EQ/MFS Emerging
                                                 EQ/Marsico    Basic Value         Growth
                                                    Focus         Equity         Companies
                                                ------------ --------------- -----------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................  $6,478,414   $114,473,119      $160,206,819
Receivable for Trust shares sold ..............          --         44,111           546,542
Receivable for policy-related transactions ....      51,740             --                --
                                                 ----------   ------------      ------------
  Total assets ................................   6,530,154    114,517,230       160,753,361
                                                 ----------   ------------      ------------
Liabilities:
Payable for Trust shares purchased ............      51,740             --                --
Payable for policy-related transactions .......          --         75,937           577,299
                                                 ----------   ------------      ------------
  Total liabilities ...........................      51,740         75,937           577,299
                                                 ----------   ------------      ------------
Net Assets ....................................  $6,478,414   $114,441,293      $160,176,062
                                                 ==========   ============      ============
Net Assets:
Accumulation Units ............................  $6,472,006   $114,366,843      $160,086,463
Accumulation nonunitized ......................          --             --                --
Retained by Equitable Life in Separate
 Account FP ...................................       6,408         74,450            89,599
                                                 ----------   ------------      ------------
Total net assets ..............................  $6,478,414   $114,441,293      $160,176,062
                                                 ==========   ============      ============
Investments in shares of The Trust, at cost ...  $6,623,259   $124,712,663      $247,146,216
Trust shares held
 Class A ......................................          --             --                --
 Class B ......................................     559,657      9,110,691        15,379,971




                                                                                      EQ/Putnam        EQ/Putnam
                                                 EQ/MFS Investors      EQ/MFS      Growth & Income   International
                                                       Trust          Research          Value           Equity
                                                ------------------ -------------- ----------------- --------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................     $5,377,417      $49,209,378      $28,356,424     $62,052,545
Receivable for Trust shares sold ..............             --            4,494          371,530       1,086,557
Receivable for policy-related transactions ....             --               --               --              --
                                                    ----------      -----------      -----------     -----------
  Total assets ................................      5,377,417       49,213,872       28,727,954      63,139,102
                                                    ----------      -----------      -----------     -----------
Liabilities:
Payable for Trust shares purchased ............            846               --               --              --
Payable for policy-related transactions .......         25,609           15,438          407,717       1,081,662
                                                    ----------      -----------      -----------     -----------
  Total liabilities ...........................         26,455           15,438          407,717       1,081,662
                                                    ----------      -----------      -----------     -----------
Net Assets ....................................     $5,350,962      $49,198,434      $28,320,237     $62,057,440
                                                    ==========      ===========      ===========     ===========
Net Assets:
Accumulation Units ............................     $5,238,990      $49,122,815      $28,243,977     $61,873,990
Accumulation nonunitized ......................             --               --               --              --
Retained by Equitable Life in Separate
 Account FP ...................................        111,972           75,619           76,260         183,450
                                                    ----------      -----------      -----------     -----------
Total net assets ..............................     $5,350,962      $49,198,434      $28,320,237     $62,057,440
                                                    ==========      ===========      ===========     ===========
Investments in shares of The Trust, at cost ...     $6,316,346      $59,557,966      $32,428,769     $64,186,349
Trust shares held
 Class A ......................................             --               --               --           9,382
 Class B ......................................        673,060        5,130,062        2,772,848       6,066,178


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

June 30, 2002 (Unaudited)


                                                                                                     EQ/Mercury
                                                                                       EQ/Marsico   Basic Value
                                                                                          Focus        Equity
                                                                                      ------------ -------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..............................          5          117
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ................................................................         --           --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ...................         52          504
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ................................................         --           --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ................................         --           --
IL Protector - Class A and B 0.80% ..................................................         --            4
Survivorship 2000 - Class A and B 0.90% .............................................          3           52
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...............................................................         --           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ......................................................................         --           --
Survivorship Incentive Life - Class B 0.60% .........................................         --           29
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..............................   $ 108.06     $ 168.85
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ................................................................   $     --     $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ...................   $ 107.58     $ 163.69
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ................................................   $     --     $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ................................   $     --     $     --
IL Protector - Class A and B 0.80% ..................................................   $ 107.42     $ 162.00
Survivorship 2000 - Class A and B 0.60% .............................................   $ 107.34     $ 161.16
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...............................................................   $     --     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ......................................................................   $     --     $     --
Survivorship Incentive Life - Class B 0.60% .........................................   $     --     $ 107.05




                                                                                       EQ/MFS Emerging
                                                                                            Growth       EQ/MFS Investors
                                                                                          Companies            Trust
                                                                                      ----------------- ------------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..............................          163                 9
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ................................................................           --                --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ...................           --                55
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ................................................        1,122                --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ................................           --                --
IL Protector - Class A and B 0.80% ..................................................            9                --
Survivorship 2000 - Class A and B 0.90% .............................................           73                 5
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...............................................................           --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ......................................................................           --                --
Survivorship Incentive Life - Class B 0.60% .........................................           84                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..............................     $ 116.39           $ 75.81
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ................................................................     $     --           $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ...................     $     --           $ 74.43
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ................................................     $ 112.84           $    --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ................................     $     --           $    --
IL Protector - Class A and B 0.80% ..................................................     $ 111.67           $ 84.59
Survivorship 2000 - Class A and B 0.60% .............................................     $ 111.09           $ 73.74
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...............................................................     $     --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ......................................................................     $     --           $    --
Survivorship Incentive Life - Class B 0.60% .........................................     $  64.83           $    --




                                                                                                       EQ/Putnam
                                                                                         EQ/MFS     Growth & Income
                                                                                        Research         Value
                                                                                      ------------ -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..............................         87             45
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ................................................................         --             --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ...................         --             --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ................................................        317            170
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ................................         --             --
IL Protector - Class A and B 0.80% ..................................................          4              2
Survivorship 2000 - Class A and B 0.90% .............................................         27             17
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...............................................................         --             --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ......................................................................         --             --
Survivorship Incentive Life - Class B 0.60% .........................................         22             20
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..............................   $ 112.16       $ 116.80
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ................................................................   $     --       $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ...................   $     --       $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ................................................   $ 108.73       $ 113.23
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ................................   $     --       $     --
IL Protector - Class A and B 0.80% ..................................................   $ 107.60       $ 112.06
Survivorship 2000 - Class A and B 0.60% .............................................   $ 107.05       $ 111.48
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...............................................................   $     --       $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ......................................................................   $     --       $     --
Survivorship Incentive Life - Class B 0.60% .........................................   $  73.19       $  79.46




                                                                                         EQ/Putnam
                                                                                       International
                                                                                          Equity
                                                                                      --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..............................        130
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ................................................................         --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ...................         --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ................................................        435
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ................................         --
IL Protector - Class A and B 0.80% ..................................................          2
Survivorship 2000 - Class A and B 0.90% .............................................         53
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...............................................................         --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ......................................................................         --
Survivorship Incentive Life - Class B 0.60% .........................................          8
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..............................   $  92.53
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ................................................................   $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60% ...................   $     --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ................................................   $ 100.15
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60% ................................   $     --
IL Protector - Class A and B 0.80% ..................................................   $  90.43
Survivorship 2000 - Class A and B 0.60% .............................................   $  98.97
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...............................................................   $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60% ......................................................................   $     --
Survivorship Incentive Life - Class B 0.60% .........................................   $  98.08


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                 AXA Premier VIP
                                             AXA Premier VIP   AXA Premier VIP    Small/Mid Cap
                                              Core Bond (a)    Health Care (a)      Value (a)
                                            ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................     $   5,320         $      --        $       --
 Expenses:
  Mortality and expense risk charges ......           641               503               710
                                                ---------         ---------        ----------
Net Investment Income (Loss) ..............         4,679              (503)             (710)
                                                ---------         ---------        ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....             8            (1,636)           (1,901)
  Realized gain distribution from The
   Trust ..................................            --                --                --
                                                ---------         ---------        ----------
 Net realized gain (loss) .................             8            (1,636)           (1,901)
                                                ---------         ---------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........       (12,951)          (45,994)         (142,834)
                                                ---------         ---------        ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................       (12,943)          (47,630)         (144,735)
                                                ---------         ---------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................     $  (8,264)        $ (48,133)       $ (145,445)
                                                =========         =========        ==========




                                                                                                     EQ/Alliance
                                              EQ/Aggressive      EQ/Alliance       EQ/Alliance        Growth and
                                                  Stock          Common Stock         Global            Income
                                            ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................   $      63,334    $      998,920     $          --     $     191,036
 Expenses:
  Mortality and expense risk charges ......       1,537,380         6,399,384         1,224,087         1,039,053
                                              -------------    --------------     -------------     -------------
Net Investment Income (Loss) ..............      (1,474,046)       (5,400,464)       (1,224,087)         (848,017)
                                              -------------    --------------     -------------     -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....     (36,875,094)     (119,602,575)      (10,356,602)       (3,998,953)
  Realized gain distribution from The
   Trust ..................................              --                --                --                --
                                              -------------    --------------     -------------     -------------
 Net realized gain (loss) .................     (36,875,094)     (119,602,575)      (10,356,602)       (3,998,953)
                                              -------------    --------------     -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (55,767,667)     (560,272,123)      (61,030,820)      (46,953,738)
                                              -------------    --------------     -------------     -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (92,642,761)     (679,874,698)      (71,387,422)      (50,952,691)
                                              -------------    --------------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................   $ (94,116,807)   $ (685,275,162)    $ (72,611,509)    $ (51,800,708)
                                              =============    ==============     =============     =============

-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                EQ/Alliance
                                               EQ/Alliance     Intermediate
                                                  Growth        Government     EQ/Alliance
                                                Investors       Securities    International
                                            ----------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................   $     436,599     $       --    $          --
 Expenses:
  Mortality and expense risk charges ......       2,580,977        169,923          152,918
                                              -------------     ----------    -------------
Net Investment Income (Loss) ..............      (2,144,378)      (169,923)        (152,918)
                                              -------------     ----------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....      (6,545,037)       548,861       (2,639,703)
  Realized gain distribution from The
   Trust ..................................              --             --               --
                                              -------------     ----------    -------------
 Net realized gain (loss) .................      (6,545,037)       548,861       (2,639,703)
                                              -------------     ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (87,258,088)     4,243,235        4,271,337
                                              -------------     ----------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (93,803,125)     4,792,096        1,631,634
                                              -------------     ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................   $ (95,947,503)    $4,622,173    $   1,478,716
                                              =============     ==========    =============




                                                               EQ/Alliance                      EQ/Alliance
                                              EQ/Alliance        Premier        EQ/Alliance      Small Cap
                                              Money Market        Growth       Quality Bond        Growth
                                            --------------- ----------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $          --    $          --     $  232,947     $          --
 Expenses:
  Mortality and expense risk charges ......      1,121,648          294,144        312,928           387,883
                                             -------------    -------------     ----------     -------------
Net Investment Income (Loss) ..............     (1,121,648)        (294,144)       (79,981)         (387,883)
                                             -------------    -------------     ----------     -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....     (5,792,861)      (8,739,329)     1,004,661        (3,393,979)
  Realized gain distribution from The
   Trust ..................................             --               --             --                --
                                             -------------    -------------     ----------     -------------
 Net realized gain (loss) .................     (5,792,861)      (8,739,329)     1,004,661         3,393,979
                                             -------------    -------------     ----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ...........      9,352,237      (15,754,925)     1,403,777       (23,287,170)
                                             -------------    -------------     ----------     -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................      3,559,376      (24,494,254)     2,408,438       (26,681,149)
                                             -------------    -------------     ----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $   2,437,728    $ (24,788,398)    $2,328,457     $ (27,069,032)
                                             =============    =============     ==========     =============


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                               EQ/Alliance      EQ/AXP New    EQ/AXP Strategy
                                                Technology      Dimensions       Aggressive
                                            ----------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................   $          --     $    1,348      $       --
 Expenses:
  Mortality and expense risk charges ......         115,790          8,860           7,085
                                              -------------     ----------      ----------
Net Investment Income (Loss) ..............        (115,790)        (7,512)         (7,085)
                                              -------------     ----------      ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....      (2,806,404)      (224,595)       (470,259)
  Realized gain distribution from The
   Trust ..................................              --             --              --
                                              -------------     ----------      ----------
 Net realized gain (loss) .................      (2,806,404)      (224,595)       (470,259)
                                              -------------     ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (11,332,978)      (294,806)       (309,564)
                                              -------------     ----------      ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (14,139,382)      (519,401)       (779,823)
                                              -------------     ----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................   $ (14,255,172)    $ (526,913)     $ (786,908)
                                              =============     ==========      ==========




                                                                                     EQ/Capital      EQ/Capital
                                                                  EQ/Bernstein        Guardian      Guardian U.S.
                                               EQ/Balanced     Diversified Value      Research         Equity
                                            ----------------- ------------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................   $     254,308      $        884      $      1,740     $      4,308
 Expenses:
  Mortality and expense risk charges ......       1,936,512           233,711            21,138           32,772
                                              -------------      ------------      ------------     ------------
Net Investment Income (Loss) ..............      (1,682,204)         (232,827)          (19,398)         (28,464)
                                              -------------      ------------      ------------     ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....      (3,141,096)          189,013           (45,218)         (28,503)
  Realized gain distribution from The
   Trust ..................................              --                --                --               --
                                              -------------      ------------      ------------     ------------
 Net realized gain (loss) .................      (3,141,096)          189,013           (45,218)         (28,503)
                                              -------------      ------------      ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (60,953,848)       (4,737,259)       (1,950,651)      (2,543,346)
                                              -------------      ------------      ------------     ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (64,094,944)       (4,548,246)       (1,995,869)      (2,571,849)
                                              -------------      ------------      ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................   $ (65,777,148)     $ (4,781,073)     $ (2,015,267)    $ (2,600,313)
                                              =============      ============      ============     ============

-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                               EQ/Emerging     EQ/Equity 500    EQ/Evergreen
                                             Markets Equity        Index            Omega
                                            ---------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $          --     $     283,660     $       --
 Expenses:
  Mortality and expense risk charges ......         99,419         1,550,344          3,109
                                             -------------     -------------     ----------
Net Investment Income (Loss) ..............        (99,419)       (1,266,684)        (3,109)
                                             -------------     -------------     ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....     (4,022,308)       (9,968,495)       (95,426)
  Realized gain distribution from The
   Trust ..................................             --           504,613             --
                                             -------------     -------------     ----------
 Net realized gain (loss) .................     (4,022,308)       (9,463,882)       (95,426)
                                             -------------     -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........      4,869,304       (77,064,883)      (189,532)
                                             -------------     -------------     ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................        846,996       (86,528,765)      (284,958)
                                             -------------     -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $     747,577     $ (87,795,449)    $ (288,067)
                                             =============     =============     ==========




                                                             EQ/FI Small/Mid                   EQ/Janus Large
                                             EQ/FI Mid Cap      Cap Value      EQ/High Yield     Cap Growth
                                            --------------- ----------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $      3,764      $    25,876     $    374,691     $         --
 Expenses:
  Mortality and expense risk charges ......        57,734          276,680          323,747           39,569
                                             ------------      -----------     ------------     ------------
Net Investment Income (Loss) ..............       (53,970)        (250,804)          50,944          (39,569)
                                             ------------      -----------     ------------     ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....      (204,971)       1,658,517       (3,654,488)        (842,185)
  Realized gain distribution from The
   Trust ..................................            --               --               --               --
                                             ------------      -----------     ------------     ------------
 Net realized gain (loss) .................      (204,971)       1,358,517       (3,654,488)        (842,185)
                                             ------------      -----------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (2,303,184)        (277,135)      (5,145,911)      (3,333,310)
                                             ------------      -----------     ------------     ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................    (2,508,155)       1,081,382       (8,800,399)      (4,175,495)
                                             ------------      -----------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $ (2,562,125)     $   830,578     $ (8,749,455)    $ (4,215,064)
                                             ============      ===========     ============     ============


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                 EQ/MFS
                                                              EQ/Mercury        Emerging
                                              EQ/Marsico      Basic Value        Growth
                                                 Focus          Equity          Companies
                                            -------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................   $    4,552    $     481,804    $          --
 Expenses:
  Mortality and expense risk charges ......        6,343          282,193          524,339
                                              ----------    -------------    -------------
Net Investment Income (Loss) ..............       (1,791)         199,611         (524,339)
                                              ----------    -------------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....       31,404           (1,561)     (38,426,802)
  Realized gain distribution from The
   Trust ..................................           --          671,859               --
                                              ----------    -------------    -------------
 Net realized gain (loss) .................       31,404          670,298      (38,426,802)
                                              ----------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (153,303)     (11,123,140)     (13,155,242)
                                              ----------    -------------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (121,899)     (10,452,842)     (51,582,044)
                                              ----------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................   $ (123,690)   $ (10,253,231)   $ (52,106,383)
                                              ==========    =============    =============




                                                EQ/MFS                        EQ/Putnam         EQ/Putnam
                                              Investors        EQ/MFS      Growth & Income    International
                                                Trust         Research          Value            Equity
                                            ------------- --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $    2,017    $      2,581     $     16,559      $         --
 Expenses:
  Mortality and expense risk charges ......      13,470         139,945           74,437            59,360
                                             ----------    ------------     ------------      ------------
Net Investment Income (Loss) ..............     (11,453)       (137,364)         (57,878)          (59,360)
                                             ----------    ------------     ------------      ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....    (132,514)     (3,713,983)        (287,809)         (259,758)
  Realized gain distribution from The
   Trust ..................................          --              --               --                --
                                             ----------    ------------     ------------      ------------
 Net realized gain (loss) .................    (162,514)     (3,713,983)        (287,809)         (259,758)
                                             ----------    ------------     ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (528,247)     (4,799,435)      (2,613,184)       (1,847,876)
                                             ----------    ------------     ------------      ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................    (690,761)     (8,513,418)      (2,900,993)       (2,107,634)
                                             ----------    ------------     ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $ (702,214)   $ (8,650,782)    $ (2,958,871)     $ (2,166,994)
                                             ==========    ============     ============      ============


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                       AXA Premier VIP
                                                   AXA Premier VIP   AXA Premier VIP    Small/Mid Cap
                                                    Core Bond (a)    Health Care (a)      Value (a)
                                                  ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $    4,679        $      (503)      $     (710)
 Net realized gain (loss) on investments ........             8             (1,636)          (1,901)
 Change in unrealized appreciation
  (depreciation) on investments .................       (12,951)           (45,994)        (142,834)
                                                     ----------        -----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................        (8,264)           (48,133)        (145,445)
                                                     ----------        -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       211,787             69,819          137,696
  Transfers between funds and guaranteed
   interest account, net ........................     3,145,630            972,080        2,280,440
  Transfers for contract benefits and
   terminations .................................       (15,651)              (226)          (1,090)
  Contract maintenance charges ..................       (13,248)            (4,331)          (9,242)
                                                     ----------        -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,328,518          1,037,342        2,407,804
                                                     ----------        -----------       ----------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........           641                501              709
                                                     ----------        -----------       ----------
Increase (Decrease) in Net Assets ...............     3,320,895            989,710        2,263,068
Net Assets -- Beginning of Period ...............            --                 --               --
                                                     ----------        -----------       ----------
Net Assets -- End of Period .....................    $3,320,895        $   989,710       $2,263,068
                                                     ==========        ===========       ==========




                                                                                                          EQ/Alliance
                                                    EQ/Aggressive       EQ/Alliance       EQ/Alliance      Growth and
                                                        Stock          Common Stock         Global           Income
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (1,474,046)   $   (5,400,464)   $  (1,224,087)   $    (848,017)
 Net realized gain (loss) on investments ........      (36,875,094)     (119,602,575)     (10,356,602)      (3,998,953)
 Change in unrealized appreciation
  (depreciation) on investments .................      (55,767,667)     (560,272,123)     (61,030,820)     (46,953,738)
                                                   ---------------    --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      (94,116,807)     (685,275,162)     (72,611,509)     (51,800,708)
                                                   ---------------    --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       41,589,604       140,929,439       28,993,757       37,842,324
  Transfers between funds and guaranteed
   interest account, net ........................      (22,189,024)      (81,067,265)     (19,628,789)      18,138,396
  Transfers for contract benefits and
   terminations .................................      (13,093,698)      (46,685,083)      (9,097,253)      (9,118,589)
  Contract maintenance charges ..................      (23,399,286)      (75,215,113)     (14,534,017)     (12,803,332)
                                                   ---------------    --------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (17,092,404)      (62,038,022)     (14,266,302)      34,058,799
                                                   ---------------    --------------    -------------    -------------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........           22,736             9,343           13,240            7,751
                                                   ---------------    --------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (111,186,475)     (747,306,841)     (86,864,571)     (17,734,158)
Net Assets -- Beginning of Period ...............      589,641,528     2,582,373,070      467,904,139      380,868,400
                                                   ---------------    --------------    -------------    -------------
Net Assets -- End of Period .....................  $   478,455,053    $1,835,069,229    $ 381,039,568    $ 381,134,242
                                                   ===============    ==============    =============    =============


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                       EQ/Alliance
                                                     EQ/Alliance      Intermediate
                                                        Growth         Government      EQ/Alliance
                                                      Investors        Securities     International
                                                  ----------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (2,144,378)   $   (169,923)   $   (152,918)
 Net realized gain (loss) on investments ........       (6,545,037)        548,861      (2,639,703)
 Change in unrealized appreciation
  (depreciation) on investments .................      (87,258,088)      4,243,235       4,271,337
                                                   ---------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      (95,947,503)      4,622,173       1,478,716
                                                   ---------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       47,474,175      13,370,395       4,697,154
  Transfers between funds and guaranteed
   interest account, net ........................      (38,834,753)     12,744,772         343,125
  Transfers for contract benefits and
   terminations .................................      (17,351,854)     (1,196,484)       (800,777)
  Contract maintenance charges ..................      (27,559,024)     (3,725,226)     (2,096,014)
                                                   ---------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (36,271,456)     21,193,457       2,143,488
                                                   ---------------    ------------    ------------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........           16,706           7,569          11,061
                                                   ---------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (132,202,253)     25,823,199       3,633,265
Net Assets -- Beginning of Period ...............      942,374,997     123,005,313      55,824,230
                                                   ---------------    ------------    ------------
Net Assets -- End of Period .....................  $   810,172,744    $148,828,512    $ 59,457,495
                                                   ===============    ============    ============




                                                                         EQ/Alliance                       EQ/Alliance
                                                   EQ/Alliance Money       Premier        EQ/Alliance       Small Cap
                                                         Market            Growth        Quality Bond        Growth
                                                  ------------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $    (121,648)    $     (294,144)   $    (79,981)   $    (387,883)
 Net realized gain (loss) on investments ........       (5,192,861)        (8,739,239)      1,004,661       (3,393,979)
 Change in unrealized appreciation
  (depreciation) on investments .................        9,352,237        (15,754,925)      1,403,777      (23,287,170)
                                                     -------------     --------------    ------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................        2,437,728        (24,788,398)      2,328,457      (27,069,032)
                                                     -------------     --------------    ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      132,858,937         14,308,541      14,934,992       14,308,312
  Transfers between funds and guaranteed
   interest account, net ........................      (92,516,607)        (5,311,499)     (2,879,964)       5,737,950
  Transfers for contract benefits and
   terminations .................................      (26,281,050)        (3,018,102)     (2,751,781)      (2,583,700)
  Contract maintenance charges ..................      (19,309,640)        (5,132,933)     (3,954,096)      (4,707,534)
                                                     -------------     --------------    ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (5,248,360)           846,007       5,349,151       13,755,028
                                                     -------------     --------------    ------------    -------------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........           11,237             16,634           6,457           12,829
                                                     -------------     --------------    ------------    -------------
Increase (Decrease) in Net Assets ...............       (2,799,395)       (23,925,757)      7,684,065      (13,301,175)
Net Assets -- Beginning of Period ...............      484,478,460        113,208,433     145,289,071      146,871,374
                                                     -------------     --------------    ------------    -------------
Net Assets -- End of Period .....................    $ 481,679,065     $   89,282,676    $152,973,136    $ 133,570,199
                                                     =============     ==============    ============    =============


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                     EQ/Alliance     EQ/AXP New   EQ/AXP Strategy
                                                     Technology      Dimensions      Aggressive
                                                  ---------------- ------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (115,790)  $   (7,512)     $   (7,085)
 Net realized gain (loss) on investments ........      (2,806,404)    (224,595)       (470,259)
 Change in unrealized appreciation
  (depreciation) on investments .................      11,332,978     (294,806)       (309,564)
                                                   --------------   ----------      ----------
 Net increase (decrease) in net assets from
  operations ....................................     (14,255,172)    (526,913)       (786,908)
                                                   --------------   ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       6,571,055      532,708         500,299
  Transfers between funds and guaranteed
   interest account, net ........................       1,545,581    1,207,256         630,935
  Transfers for contract benefits and
   terminations .................................        (826,059)     (26,363)        (38,997)
  Contract maintenance charges ..................      (2,067,288)    (114,962)       (120,063)
                                                   --------------   ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................       5,223,289    1,598,639         972,174
                                                   --------------   ----------      ----------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........          11,350     (333,338)       (183,631)
                                                   --------------   ----------      ----------
Increase (Decrease) in Net Assets ...............      (9,020,533)     738,388           1,635
Net Assets -- Beginning of Period ...............      44,412,706    3,242,846       2,937,869
                                                   --------------   ----------      ----------
Net Assets -- End of Period .....................  $   35,392,173   $3,981,234      $2,939,504
                                                   ==============   ==========      ==========




                                                                                          EQ/Capital     EQ/Capital
                                                                       EQ/Bernstein        Guardian     Guardian U.S.
                                                     EQ/Balanced    Diversified Value      Research        Equity
                                                  ---------------- ------------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,682,204)     $   (232,827)     $    (19,398)   $    (28,464)
 Net realized gain (loss) on investments ........     (3,141,096)          189,013           (45,218)        (28,503)
 Change in unrealized appreciation
  (depreciation) on investments .................    (60,953,848)        4,737,259        (1,950,651)     (2,543,346)
                                                   -------------      ------------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (65,777,148)       (4,781,073)       (2,015,267)     (2,600,313)
                                                   -------------      ------------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     30,919,378         9,240,061         1,406,010       1,706,077
  Transfers between funds and guaranteed
   interest account, net ........................     (4,490,484)       20,566,126         3,951,703       7,938,091
  Transfers for contract benefits and
   terminations .................................    (16,176,876)       (1,664,627)         (152,162)       (136,637)
  Contract maintenance charges ..................    (21,190,422)       (2,646,196)         (264,356)       (300,224)
                                                   -------------      ------------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (10,938,404)       25,495,364         4,941,195       9,207,307
                                                   -------------      ------------      ------------    ------------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........        123,053            22,247           120,091         122,781
                                                   -------------      ------------      ------------    ------------
Increase (Decrease) in Net Assets ...............    (76,592,499)       20,736,538         3,046,019       6,729,775
Net Assets -- Beginning of Period ...............    694,988,748        82,356,564         8,156,553       9,161,602
                                                   -------------      ------------      ------------    ------------
Net Assets -- End of Period .....................  $ 618,396,249      $103,093,102      $ 11,202,572    $ 15,891,377
                                                   =============      ============      ============    ============


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                     EQ/Emerging    EQ/Equity 500   EQ/Evergreen
                                                   Markets Equity       Index           Omega
                                                  ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    (99,419)   $  (1,266,684)   $   (3,109)
 Net realized gain (loss) on investments ........     (4,022,308)      (9,463,882)      (95,426)
 Change in unrealized appreciation
  (depreciation) on investments .................      4,869,304      (77,064,883)     (189,532)
                                                    ------------    -------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................        747,577      (87,795,449)     (288,067)
                                                    ------------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      4,055,662       53,056,946       247,794
  Transfers between funds and guaranteed
   interest account, net ........................      6,709,435       25,464,640       887,602
  Transfers for contract benefits and
   terminations .................................       (778,906)     (12,185,685)      (15,530)
  Contract maintenance charges ..................     (1,644,814)     (19,970,761)      (65,473)
                                                    ------------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      8,341,377       46,365,140     1,054,393
                                                    ------------    -------------    ----------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........         11,637          116,205         3,108
                                                    ------------    -------------    ----------
Increase (Decrease) in Net Assets ...............      9,100,591      (41,314,104)      769,434
Net Assets -- Beginning of Period ...............     36,712,988      615,386,390     1,192,831
                                                    ------------    -------------    ----------
Net Assets -- End of Period .....................   $ 45,813,579    $ 574,072,286    $1,962,265
                                                    ============    =============    ==========




                                                                   EQ/FI Small/Mid                   EQ/Janus Large
                                                   EQ/FI Mid Cap      Cap Value      EQ/High Yield     Cap Growth
                                                  --------------- ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (53,970)    $   (250,804)    $     50,944     $     39,569
 Net realized gain (loss) on investments ........      (204,971)       1,358,517       (3,654,488)         842,185
 Change in unrealized appreciation
  (depreciation) on investments .................    (2,303,184)        (277,135)      (5,145,911)       4,175,495
                                                   ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,562,125)         830,578       (8,749,455)      (4,215,064)
                                                   ------------     ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,878,452        1,281,781        9,465,225        3,659,264
  Transfers between funds and guaranteed
   interest account, net ........................     9,796,296       38,494,997          193,981        3,005,827
  Transfers for contract benefits and
   terminations .................................      (300,576)      (2,376,264)      (2,492,834)        (302,743)
  Contract maintenance charges ..................      (798,929)      (3,320,993)      (4,766,791)        (746,158)
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    12,575,243       45,615,321        2,399,581        5,616,190
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........       129,509           10,906           19,198          124,036
                                                   ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets ...............    10,142,627       46,456,805       (6,330,676)       1,525,162
Net Assets -- Beginning of Period ...............    15,116,587       80,434,806      121,924,278       13,693,911
                                                   ------------     ------------     ------------     ------------
Net Assets -- End of Period .....................  $ 25,259,214     $126,891,611     $115,593,602     $ 15,219,073
                                                   ============     ============     ============     ============


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                        EQ/MFS
                                                                                       Emerging
                                                    EQ/Marsico   EQ/Mercury Basic       Growth
                                                      Focus        Value Equity        Companies
                                                  ------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (1,791)    $     199,611     $    (524,339)
 Net realized gain (loss) on investments ........      31,404           670,298       (38,426,802)
 Change in unrealized appreciation
  (depreciation) on investments .................    (153,303)      (11,123,140)      (13,155,242)
                                                   ----------     -------------     -------------
 Net increase (decrease) in net assets from
  operations ....................................    (123,690)      (10,253,231)      (52,106,383)
                                                   ----------     -------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     628,961        11,691,611        24,285,186
  Transfers between funds and guaranteed
   interest account, net ........................   5,416,659        20,857,922       (14,306,104)
  Transfers for contract benefits and
   terminations .................................     (47,957)       (2,122,665)       (5,289,450)
  Contract maintenance charges ..................    (101,210)       (3,270,829)       (8,682,661)
                                                   ----------     -------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   5,896,453        27,156,039        (3,993,029)
                                                   ----------     -------------     -------------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........       6,242             7,129            15,192
                                                   ----------     -------------     -------------
Increase (Decrease) in Net Assets ...............   5,799,005        16,909,937       (56,084,220)
Net Assets -- Beginning of Period ...............     699,409        97,531,356       216,260,282
                                                   ----------     -------------     -------------
Net Assets -- End of Period .....................  $6,478,414     $ 114,441,293     $ 160,176,062
                                                   ==========     =============     =============




                                                      EQ/MFS                          EQ/Putnam        EQ/Putnam
                                                    Investors                      Growth & Income   International
                                                      Trust      EQ/MFS Research        Value           Equity
                                                  ------------- ----------------- ----------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (11,453)    $   (137,364)     $    (57,878)    $    (59,360)
 Net realized gain (loss) on investments ........    (162,514)      (3,713,983)         (287,809)        (259,758)
 Change in unrealized appreciation
  (depreciation) on investments .................    (528,247)      (4,799,435)       (2,613,184)      (1,847,876)
                                                   ----------     ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................    (702,214)      (8,650,782)       (2,958,871)      (2,166,994)
                                                   ----------     ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     835,638        6,825,359         3,072,271        2,298,687
  Transfers between funds and guaranteed
   interest account, net ........................   1,424,643       (3,156,989)          903,458       60,515,031
  Transfers for contract benefits and
   terminations .................................    (207,131)      (1,256,938)         (803,234)        (309,566)
  Contract maintenance charges ..................    (208,661)      (2,186,120)         (981,048)        (794,490)
                                                   ----------     ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   1,844,489          225,312         2,191,447       61,709,662
                                                   ----------     ------------      ------------     ------------
Net increase (decrease) in Amount Retained by
 Equitable Life in Separate Account FP ..........     113,156           22,143            26,520          186,292
                                                   ----------     ------------      ------------     ------------
Increase (Decrease) in Net Assets ...............   1,255,431       (8,403,327)         (740,904)      59,728,960
Net Assets -- Beginning of Period ...............   4,095,531       57,601,761        29,061,141        2,328,480
                                                   ----------     ------------      ------------     ------------
Net Assets -- End of Period .....................  $5,350,962     $ 49,198,434      $ 28,320,237     $ 62,057,440
                                                   ==========     ============      ============     ============


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited)

June 30, 2002


1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 ("the 1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 48 variable investment options of which 35 are reported herein(1):

o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP Small/Mid Cap Value
o EQ/Aggressive Stock(2)
o EQ/Alliance Common Stock
o EQ/Alliance Global
o EQ/Alliance Growth and Income
o EQ/Alliance Growth Investors
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Money Market
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Alliance Technology
o EQ/AXP New Dimensions
o EQ/AXP Strategy Aggressive
o EQ/Balanced

o EQ/Bernstein Diversified Value(9)
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(3)
o EQ/Equity 500 Index(4)
o EQ/Evergreen Omega(5)
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value(6)
o EQ/High Yield(10)
o EQ/Janus Large Cap Growth
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity(7)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust(8)
o EQ/MFS Research
o EQ/Putnam Growth & Income Value
o EQ/Putnam International Equity



 1)   Effective May 18, 2001 the names of the EQAT investment options include
      EQ/.
 2)   Formerly known as Alliance Aggressive
 3)   Formerly known as Morgan Stanley Emerging Markets Equity
 4)   Formerly known as Alliance Equity Index
 5)   Formerly known as EQ/Evergreen
 6)   Formerly known as Warburg Pincus Small Company Value
 7)   Formerly known as Merrill Lynch Basic Value Equity
 8)   Formerly known as MFS Growth with Income
 9)   Formerly known as Lazard Large Cap Value
10)   Formerly known as EQ/Alliance High Yield

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life PlusSM, Paramount Life, IL ProtectorSM, and IL COLI, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contract"). The Incentive Life 2000, Champion 2000, and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life PlusSM." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series." Incentive Life policies sold during 1999 and thereafter are referred to as "Incentive Life 2000 Sales 1999 and after," reflect an investment in Class IB shares and are different from Incentive Life products.

The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


1. Organization (Concluded)

products, charges and investment returns applicable to those life insurance products (IL Plus Original Series, IL COLI, Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, IL Protector, Survivorship 2000, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life and SP-Flex) which are sold through Equitable's Agent Distribution channel.

The amount retained by Equitable Life in the Account arises principally from
(1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividend and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but excludes amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account. The net assets of any variable investment option may not be less that the aggregate of the Contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2002 were as follows:


                                                            Purchases          Proceeds
                                                       ------------------ ------------------
AXA Premier VIP Core Bond ..........................    $     3,336,525    $         2,687
AXA Premier VIP Health Care ........................          2,116,232          1,078,891
AXA Premier VIP Small/Mid Cap Value ................          2,421,766             13,961
EQ/Aggressive Stock ................................        257,368,035        275,930,428
EQ/Alliance Common Stock ...........................        157,338,610        225,163,696
EQ/Alliance Global .................................         59,509,009         75,003,735
EQ/Alliance Growth and Income ......................         73,230,132         40,178,369
EQ/Alliance Growth Investors .......................         12,405,574         50,869,890
EQ/Alliance Intermediate Government Securities .....         42,272,541         21,245,579
EQ/Alliance International ..........................         28,557,631         26,555,852
EQ/Alliance Money Market ...........................        967,555,193        973,662,313
EQ/Alliance Premier Growth .........................         49,251,630         48,404,036
EQ/Alliance Quality Bond ...........................         43,457,333         37,545,977
EQ/Alliance Small Cap Growth .......................        151,299,038        137,825,593
EQ/Alliance Technology .............................         21,471,313         16,356,038
EQ/AXP New Dimensions ..............................          2,380,540          1,122,750
EQ/AXP Strategy Aggressive .........................          1,918,868          1,137,410
EQ/Balanced ........................................         15,188,011         27,725,992
EQ/Bernstein Diversified Value .....................         80,573,780         55,298,773
EQ/Capital Guardian Research .......................          8,640,490          3,604,301
EQ/Capital Guardian U.S. Equity ....................         10,630,970          1,335,294
EQ/Emerging Markets Equity .........................         28,684,571         20,427,481
EQ/Equity 500 Index ................................        143,256,464         97,624,261
EQ/Evergreen Omega .................................          1,482,035            370,166
EQ/FI Mid Cap ......................................         19,553,523          6,902,333
EQ/FI Small/Mid Cap Value ..........................         68,652,853         23,272,647
EQ/High Yield ......................................         30,595,612         28,148,466
EQ/Janus Large Cap Growth ..........................          9,111,595          3,410,462
EQ/Marsico Focus ...................................          7,098,140          1,197,235
EQ/Mercury Basic Value Equity ......................         32,954,594          4,891,240
EQ/MFS Emerging Growth Companies ...................        140,544,791        145,019,203
EQ/MFS Investors Trust .............................          2,638,632            692,440
EQ/MFS Research ....................................         46,159,698         46,038,645
EQ/Putnam Growth & Income Value ....................          5,972,419          3,780,648
EQ/Putnam International Equity .....................         68,879,053          7,047,310
                                                        ---------------    ---------------
Total ..............................................    $ 2,596,507,201    $ 2,408,884,102
                                                        ===============    ===============

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of The Trusts. Class IA and IB shares are offered by The Trusts at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

Equitable Life serves as investment manager of The Trusts and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable life oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.30% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


4. Expenses and Related Party Transactions (Concluded)

Advisors, LLC ("AXA Advisors") and AXA Distributors LLC, ("Distributors") affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios as well as a portion of certain portfolios (for each EQ/Alliance option: EQ/Balanced, EQ/Equity 500 Index, EQ/High Yield, AXA Premier VIP Small/Mid Cap Growth and EQ/Bernstein Diversified Value; also advises a portion of EQ/Aggressive Stock, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable
Life).

AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions

On April 26, 2002 the EQ/Putnam International Equity Portfolio acquired all the net assets of the EQ/T. Rowe Price International Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 6,910,736 of Class IB shares of EQ/T. Rowe Price International Stock Portfolio (valued at $58,695,342) for 5,546,857 Class IB shares of the EQ/Putnam International Equity Portfolio outstanding (valued at $58,695,342). On April 26, 2002 the EQ/T. Rowe Price International Stock Portfolio assets were combined with those of EQ/Putnam International Portfolio. The aggregate net assets of the EQ/Putnam International and the EQ/T. Rowe Price International Stock Portfolios immediately before the substitution were $2,614,787 and $58,695,342 respectively, resulting in combined assets after the substitution of $61,310,129 in the EQ/Putnam International Equity Portfolios.

On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of:

o 17,996,107 Class IA shares of Alliance Conservative Investors (valued at $213,613,796), 369,654 Class IB shares of Alliance Conservative Investors (valued at $4,369,307),

o 29,561 Class IA shares of EQ/Evergreen Foundation (valued at $279,939), 22,643 Class IB shares of EQ/Evergreen Foundation (valued at $214,429),

o 910,237 Class IA shares of EQ/Putnam Balanced (valued at $11,241,432), 107,226 Class IB shares of EQ/Putnam Balanced (valued at $1,324,236),

o 475,863 Class IA shares of Mercury World Strategy (valued at $4,668,221), 59,561 Class IB shares of Mercury World Strategy (valued at $584,293)

for 14,665,181 Class IA shares of the EQ/Balanced Portfolio and 416,171 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $236,295,653). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy at that date were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $217,983,103, $494,368, $12,565,668, $5,252,514 and $515,130,871, respectively, resulting in combined assets after substitution of $751,426,524 in EQ/Balanced Portfolio.

On May 18, 2001 the EQ/Bernstein Diversified Value Portfolio (Bernstein), formerly the Lazard Large Cap Portfolio, acquired all the net

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


5. Substitutions (Concluded)

assets of the T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with the Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 5,374,332 Class IB shares of T. Rowe Price Equity Income (valued at $71,048,669) for 5,785,722 of Class IB shares of Bernstein outstanding (valued at $71,048,669). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets at that date were combined with those of the Bernstein Portfolio. The aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $648,683 and $71,048,669, respectively, resulting in combined assets after the substitution of $71,697,352 in EQ/Bernstein Portfolio.

On October 6, 2000 EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 35,800 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $1,013,069) for the 71,158 Class IB shares of BT Equity 500 Index Portfolio outstanding (valued at $1,013,069). BT Equity 500 Index Portfolio's assets at that date were combined with those of EQ/Equity 500 Index Portfolio. The aggregate net assets of EQ/Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $713,508,296 and $1,013,069, respectively, resulting in combined assets after the substitution of $714,521,365 in EQ/Equity 500 Index Portfolio.


6. Asset Charges

Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution channel have charges currently for Incentive Life, Incentive Life Plus, and Survivorship Incentive Life of 0.60% and for Survivorship 2000 of 0.90%. The products sold through Equitable's Agent Distribution channel have charges ranging from 0.60% to 1.80% depending on the features of those products.


                                                         Mortality and Expense     Mortality(b)     Administrative      Total
                                                        -----------------------   --------------   ----------------   ---------
Incentive Life, Incentive Life 2000, Incentive
Life 2000 Sales 1999 and after, Incentive Life Plus
Champion 2000 (a) ...................................             .60%                  --                --             .60%
IL Plus Original Series, (b) ........................             .85%                  --                --             .85%
Paramount LIfe ......................................             .60%                  --                --             .60%
IL COLI (b) .........................................             .20%                  --                --             .20%
Survivorship Incentive Life (a) .....................             .60%                  --                --             .60%
Survivorship 2000 (a) ...............................             .90%                  --                --             .90%
IL Protector (a) ....................................             .80%                  --                --             .80%
SP-Flex (a) .........................................             .85%                  .60%              .35%          1.80%

----------
(a) Charged to daily net assets of the Account.
(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.


Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus Second Series, IL COLI, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Paramount Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Paramount Life and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

All contractowners accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding


   Accumulation Units issued and redeemed during the six months ended June 30, 2002 were (in thousands):

                                                                                AXA Premier VIP   AXA Premier VIP
                                                                                 Core Bond (a)    Health Care (a)
                                                                               ----------------- -----------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................        10                 --
Units Redeemed ...............................................................        (1)                --
                                                                                      -----              --
Net Increase (Decrease) ......................................................         9                 --
                                                                                      ----               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................        --                 --
Units Redeemed ...............................................................        --                 --
                                                                                      ----               --
Net Increase (Decrease) ......................................................        --                 --
                                                                                      ----               --
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................        24                 23
Units Redeemed ...............................................................        (1)               (12)
                                                                                      -----             ---
Net Increase (Decrease) ......................................................        23                 11
                                                                                      ----              ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................        --                 --
Units Redeemed ...............................................................        --                 --
                                                                                      ----              ---
Net Increase (Decrease) ......................................................        --                 --
                                                                                      ----              ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................        --                 --
Units Redeemed ...............................................................        --                 --
                                                                                      ----              ---
Net Increase (Decrease) ......................................................        --                 --
                                                                                      ----              ---
IL Protector - Class A and B 0.80%
Units Issued .................................................................        --                 --
Units Redeemed ...............................................................        --                 --
                                                                                      ----              ---
Net Increase (Decrease) ......................................................        --                 --
                                                                                      ----              ---
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................        --                 --
Units Redeemed ...............................................................        --                 --
                                                                                      ----              ---
Net Increase (Decrease) ......................................................        --                 --
                                                                                      ----              ---
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................        --                 --
Units Redeemed ...............................................................        --                 --
                                                                                      ----              ---
Net Increase (Decrease) ......................................................        --                 --
                                                                                      ----              ---
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................        --                 --
Units Redeemed ...............................................................        --                 --
                                                                                      ----              ---
Net Increase (Decrease) ......................................................        --                 --
                                                                                      ----              ---
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................        --                 --
Units Redeemed ...............................................................        --                 --
                                                                                      ----              ---
Net Increase (Decrease) ......................................................        --                 --
                                                                                      ----              ---




                                                                                AXA Premier VIP
                                                                                 Small/Mid Cap   EQ/Aggressive    EQ/Alliance
                                                                                   Value (a)         Stock       Common Stock
                                                                               ---------------- --------------- --------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................        2               102             118
Units Redeemed ...............................................................       --              (104)           (108)
                                                                                     --              ----            ----
Net Increase (Decrease) ......................................................        2                (2)             10
                                                                                     --              -------         ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................       --                --              --
Units Redeemed ...............................................................       --                --              --
                                                                                     --              ------          ----
Net Increase (Decrease) ......................................................       --                --              --
                                                                                     --              ------          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................       22                --              --
Units Redeemed ...............................................................       (1)               --              --
                                                                                     -----           ------          ----
Net Increase (Decrease) ......................................................       21                --              --
                                                                                     ----            ------          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................       --               544             400
Units Redeemed ...............................................................       --              (578)           (529)
                                                                                     ----            ------          ----
Net Increase (Decrease) ......................................................       --               (34)           (129)
                                                                                     ----            ------          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................       --                --              --
Units Redeemed ...............................................................       --                --              --
                                                                                     ----            ------          ----
Net Increase (Decrease) ......................................................       --                --              --
                                                                                     ----            ------          ----
IL Protector - Class A and B 0.80%
Units Issued .................................................................       --                 6              13
Units Redeemed ...............................................................       --                (6)            (10)
                                                                                     ----            -------         ----
Net Increase (Decrease) ......................................................       --                --               3
                                                                                     ----            ------          ----
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................       --                47              40
Units Redeemed ...............................................................       --               (48)            (50)
                                                                                     ----            ------          ----
Net Increase (Decrease) ......................................................       --                (1)            (10)
                                                                                     ----            -------         ----
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................       --                18              --
Units Redeemed ...............................................................       --                --              --
                                                                                     ----            ------          ----
Net Increase (Decrease) ......................................................       --                18              --
                                                                                     ----            ------          ----
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................       --                --             483
Units Redeemed ...............................................................       --                --            (289)
                                                                                     ----            ------          ----
Net Increase (Decrease) ......................................................       --                --             194
                                                                                     ----            ------          ----
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................       --                --              --
Units Redeemed ...............................................................       --                --              --
                                                                                     ----            ------          ----
Net Increase (Decrease) ......................................................       --                --              --
                                                                                     ----            ------          ----




                                                                                EQ/Alliance
                                                                                  Global
                                                                               ------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................      45
Units Redeemed ...............................................................     (47)
                                                                                   -----
Net Increase (Decrease) ......................................................      (2)
                                                                                   ------
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................      --
Units Redeemed ...............................................................      --
                                                                                   -----
Net Increase (Decrease) ......................................................      --
                                                                                   -----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................      --
Units Redeemed ...............................................................      --
                                                                                   -----
Net Increase (Decrease) ......................................................      --
                                                                                   -----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................     268
Units Redeemed ...............................................................    (325)
                                                                                  ------
Net Increase (Decrease) ......................................................     (57)
                                                                                  ------
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................      --
Units Redeemed ...............................................................      --
                                                                                  ------
Net Increase (Decrease) ......................................................      --
                                                                                  ------
IL Protector - Class A and B 0.80%
Units Issued .................................................................       3
Units Redeemed ...............................................................      (2)
                                                                                  -------
Net Increase (Decrease) ......................................................       1
                                                                                  ------
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................       8
Units Redeemed ...............................................................     (18)
                                                                                  ------
Net Increase (Decrease) ......................................................     (10)
                                                                                  ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................      --
Units Redeemed ...............................................................      --
                                                                                  ------
Net Increase (Decrease) ......................................................      --
                                                                                  ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................      87
Units Redeemed ...............................................................     (38)
                                                                                  ------
Net Increase (Decrease) ......................................................      49
                                                                                  ------
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................      --
Units Redeemed ...............................................................      --
                                                                                  ------
Net Increase (Decrease) ......................................................      --
                                                                                  ------


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


   Accumulation Units issued and redeemed during the six months ended June 30, 2002 were (in thousands):


                                                                                   EQ/Alliance         EQ/Alliance
                                                                                Growth and Income   Growth Investors
                                                                               ------------------- ------------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................          54                 28
Units Redeemed ...............................................................         (31)               (36)
                                                                                       ---                ---
Net Increase (Decrease) ......................................................          23                 (8)
                                                                                       ---                -----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................          --                 --
Units Redeemed ...............................................................          --                 --
                                                                                       ---                -----
Net Increase (Decrease) ......................................................          --                 --
                                                                                       ---                -----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................          --                 --
Units Redeemed ...............................................................          --                 --
                                                                                       ---                -----
Net Increase (Decrease) ......................................................          --                 --
                                                                                       ---                -----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................          --                122
Units Redeemed ...............................................................          --               (226)
                                                                                       ---               ------
Net Increase (Decrease) ......................................................          --               (104)
                                                                                       ---               ------
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................         274                 --
Units Redeemed ...............................................................        (237)                --
                                                                                      ----               ------
Net Increase (Decrease) ......................................................          37                 --
                                                                                      ----               ------
IL Protector - Class A and B 0.80%
Units Issued .................................................................           3                  3
Units Redeemed ...............................................................          (2)                (3)
                                                                                      -------            -------
Net Increase (Decrease) ......................................................           1                 --
                                                                                      ------             ------
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................          13                 16
Units Redeemed ...............................................................         (10)               (25)
                                                                                      ------             ------
Net Increase (Decrease) ......................................................           3                 (9)
                                                                                      ------             -------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................         221                 --
Units Redeemed ...............................................................         (74)                --
                                                                                      ------             ------
Net Increase (Decrease) ......................................................         147                 --
                                                                                      ------             ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................          --                 90
Units Redeemed ...............................................................          --                (38)
                                                                                      ------             ------
Net Increase (Decrease) ......................................................          --                 52
                                                                                      ------             ------
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................          --                 --
Units Redeemed ...............................................................          --                 --
                                                                                      ------             ------
Net Increase (Decrease) ......................................................          --                 --
                                                                                      ------             ------




                                                                                EQ/Alliance
                                                                                Intermediate
                                                                                 Government    EQ/Alliance     EQ/Alliance
                                                                                 Securities   International   Money Market
                                                                               ------------- --------------- --------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................      124             46             699
Units Redeemed ...............................................................     (103)           (48)           (636)
                                                                                   ----            ---            ----
Net Increase (Decrease) ......................................................       21             (2)            (63)
                                                                                   ----            ------         ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................       --             --              --
Units Redeemed ...............................................................       --             --              --
                                                                                   ----            -----          ----
Net Increase (Decrease) ......................................................       --             --              --
                                                                                   ----            -----          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................       --             --              --
Units Redeemed ...............................................................       --             --              --
                                                                                   ----            -----          ----
Net Increase (Decrease) ......................................................       --             --              --
                                                                                   ----            -----          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................      125             40              --
Units Redeemed ...............................................................      (61)           (33)             --
                                                                                   ----            -----          ----
Net Increase (Decrease) ......................................................       64              7              --
                                                                                   ----            -----          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................       --             --           4,266
Units Redeemed ...............................................................       --             --          (4,310)
                                                                                   ----            -----        ------
Net Increase (Decrease) ......................................................       --             --             (45)
                                                                                   ----            -----        ------
IL Protector - Class A and B 0.80%
Units Issued .................................................................        1              1               3
Units Redeemed ...............................................................        1             (1)             (3)
                                                                                   ----            ------       ---------
Net Increase (Decrease) ......................................................       --              1              --
                                                                                   ----            -----        --------
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................       12             29             192
Units Redeemed ...............................................................       (4)           (27)           (190)
                                                                                   -------         -----        --------
Net Increase (Decrease) ......................................................        8              2               2
                                                                                   ------          -----        --------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................       --             --              --
Units Redeemed ...............................................................       --             --              --
                                                                                   ------          -----        --------
Net Increase (Decrease) ......................................................       --             --              --
                                                                                   ------          -----        --------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................       68            234           1,632
Units Redeemed ...............................................................      (32)          (217)         (1,558)
                                                                                   ------         ------        --------
Net Increase (Decrease) ......................................................       36             17              74
                                                                                   ------         ------        --------
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................       --             --              --
Units Redeemed ...............................................................       --             --              --
                                                                                   ------         ------        --------
Net Increase (Decrease) ......................................................       --             --              --
                                                                                   ------         ------        --------




                                                                                 EQ/Alliance
                                                                                Premier Growth
                                                                               ---------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................        69
Units Redeemed ...............................................................       (64)
                                                                                     ---
Net Increase (Decrease) ......................................................         5
                                                                                     ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................        --
Units Redeemed ...............................................................        --
                                                                                     ---
Net Increase (Decrease) ......................................................        --
                                                                                     ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................       875
Units Redeemed ...............................................................      (867)
                                                                                    ----
Net Increase (Decrease) ......................................................         8
                                                                                    ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................        --
Units Redeemed ...............................................................        --
                                                                                    ----
Net Increase (Decrease) ......................................................        --
                                                                                    ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................        --
Units Redeemed ...............................................................        --
                                                                                    ----
Net Increase (Decrease) ......................................................        --
                                                                                    ----
IL Protector - Class A and B 0.80%
Units Issued .................................................................         2
Units Redeemed ...............................................................        (2)
                                                                                    -------
Net Increase (Decrease) ......................................................        --
                                                                                    ------
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................        41
Units Redeemed ...............................................................       (48)
                                                                                    ------
Net Increase (Decrease) ......................................................        (7)
                                                                                    -------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................        --
Units Redeemed ...............................................................        --
                                                                                    ------
Net Increase (Decrease) ......................................................        --
                                                                                    ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................        --
Units Redeemed ...............................................................        --
                                                                                    ------
Net Increase (Decrease) ......................................................        --
                                                                                    ------
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................        --
Units Redeemed ...............................................................        --
                                                                                    ------
Net Increase (Decrease) ......................................................        --
                                                                                    ------

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


     Accumulation Units issued and redeemed during the six months ended June 30, 2002 were (in thousands):



                                                                                 EQ/Alliance      EQ/Alliance     EQ/Alliance
                                                                                Quality Bond   Small Cap Growth    Technology
                                                                               -------------- ------------------ -------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................       92                41              58
Units Redeemed ...............................................................      (76)              (27)            (33)
                                                                                    ---               ---             ---
Net Increase (Decrease) ......................................................       16                14              25
                                                                                    ---               ---             ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................       --                --              --
Units Redeemed ...............................................................       --                --              --
                                                                                    ---               ---             ---
Net Increase (Decrease) ......................................................       --                --              --
                                                                                    ---               ---             ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................       --                --             543
Units Redeemed ...............................................................       --                --            (459)
                                                                                    ---               ---            ----
Net Increase (Decrease) ......................................................       --                --              84
                                                                                    ---               ---            ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................      139             1,129              --
Units Redeemed ...............................................................     (165)           (1,100)             --
                                                                                   ----            ------            ----
Net Increase (Decrease) ......................................................      (26)               29              --
                                                                                   ----            ------            ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................       --                --              --
Units Redeemed ...............................................................       --                --              --
                                                                                   ----            ------            ----
Net Increase (Decrease) ......................................................       --                --              --
                                                                                   ----            ------            ----
IL Protector - Class A and B 0.80%
Units Issued .................................................................        1                 1               1
Units Redeemed ...............................................................       (1)               (1)             (1)
                                                                                   -------         ---------         -------
Net Increase (Decrease) ......................................................       --                --              --
                                                                                   ------          --------          ------
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................        8                10              10
Units Redeemed ...............................................................       (3)               (7)             (6)
                                                                                   -------         ---------         -------
Net Increase (Decrease) ......................................................        5                 3               4
                                                                                   ------          --------          ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................       60                93              --
Units Redeemed ...............................................................      (11)              (32)             --
                                                                                   ------          --------          ------
Net Increase (Decrease) ......................................................       49                61              --
                                                                                   ------          --------          ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................       --                --              --
Units Redeemed ...............................................................       --                --              --
                                                                                   ------          --------          ------
Net Increase (Decrease) ......................................................       --                --              --
                                                                                   ------          --------          ------
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................       --                --              --
Units Redeemed ...............................................................       --                --              --
                                                                                   ------          --------          ------
Net Increase (Decrease) ......................................................       --                --              --
                                                                                   ------          --------          ------


                                                                                EQ/AXP New          EQ/AXP
                                                                                Dimensions   Strategy Aggressive   EQ/Balanced
                                                                               ------------ --------------------- ------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................      10                8                27
Units Redeemed ...............................................................      (4)              (4)              (23)
                                                                                    -----             ----            ---
Net Increase (Decrease) ......................................................       6                4                 4
                                                                                    ----              ---             ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................      --               --                --
Units Redeemed ...............................................................      --               --                --
                                                                                    ----             ----             ---
Net Increase (Decrease) ......................................................      --               --                --
                                                                                    ----             ----             ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................      28               49                --
Units Redeemed ...............................................................     (10)             (27)               --
                                                                                   -----            -----             ---
Net Increase (Decrease) ......................................................      18               22                --
                                                                                   -----            -----             ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................      --               --                72
Units Redeemed ...............................................................      --               --              (108)
                                                                                   -----            -----            ----
Net Increase (Decrease) ......................................................      --               --               (36)
                                                                                   -----            -----            ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................      --               --                --
Units Redeemed ...............................................................      --               --                --
                                                                                   -----            -----            ----
Net Increase (Decrease) ......................................................      --               --                --
                                                                                   -----            -----            ----
IL Protector - Class A and B 0.80%
Units Issued .................................................................      --                1                 1
Units Redeemed ...............................................................      --                0                (1)
                                                                                   -----            -----            -------
Net Increase (Decrease) ......................................................      --                1                --
                                                                                   -----            -----            ------
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................      --                1                12
Units Redeemed ...............................................................      --                0                (8)
                                                                                   -----            -----            -------
Net Increase (Decrease) ......................................................      --                1                 4
                                                                                   -----            -----            ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................      --               --                69
Units Redeemed ...............................................................      --               --               (27)
                                                                                   -----            -----            ------
Net Increase (Decrease) ......................................................      --               --                42
                                                                                   -----            -----            ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................      --               --                --
Units Redeemed ...............................................................      --               --                --
                                                                                   -----            -----            ------
Net Increase (Decrease) ......................................................      --               --                --
                                                                                   -----            -----            ------
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................      --               --                --
Units Redeemed ...............................................................      --               --                --
                                                                                   -----            -----            ------
Net Increase (Decrease) ......................................................      --               --                --
                                                                                   -----            -----            ------



----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


     Accumulation Units issued and redeemed during the six months ended June 30, 2002 were (in thousands):



                                                                                   EQ/Bernstein
                                                                                Diversified Value
                                                                               -------------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................          73
Units Redeemed ...............................................................         (28)
                                                                                       ---
Net Increase (Decrease) ......................................................          45
                                                                                       ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................          --
Units Redeemed ...............................................................          --
                                                                                       ---
Net Increase (Decrease) ......................................................          --
                                                                                       ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................         338
Units Redeemed ...............................................................        (174)
                                                                                      ----
Net Increase (Decrease) ......................................................         164
                                                                                      ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................          --
Units Redeemed ...............................................................          --
                                                                                      ----
Net Increase (Decrease) ......................................................          --
                                                                                      ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................          --
Units Redeemed ...............................................................          --
                                                                                      ----
Net Increase (Decrease) ......................................................          --
                                                                                      ----
IL Protector - Class A and B 0.80%
Units Issued .................................................................           1
Units Redeemed ...............................................................           0
                                                                                      ----
Net Increase (Decrease) ......................................................           1
                                                                                      ----
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................          14
Units Redeemed ...............................................................          (6)
                                                                                      -------
Net Increase (Decrease) ......................................................           8
                                                                                      ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................          --
Units Redeemed ...............................................................          --
                                                                                      ------
Net Increase (Decrease) ......................................................          --
                                                                                      ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................          --
Units Redeemed ...............................................................          --
                                                                                      ------
Net Increase (Decrease) ......................................................          --
                                                                                      ------
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................          --
Units Redeemed ...............................................................          --
                                                                                      ------
Net Increase (Decrease) ......................................................          --
                                                                                      ------




                                                                                                     EQ/Capital
                                                                                    EQ/Capital        Guardian      EQ/Emerging
                                                                                Guardian Research   U.S. Equity   Markets Equity
                                                                               ------------------- ------------- ----------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................         13               17             107
Units Redeemed ...............................................................         (4)              (4)            (80)
                                                                                       -----            -----          ---
Net Increase (Decrease) ......................................................          9               13              27
                                                                                       ----             ----           ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................         --               --              --
Units Redeemed ...............................................................         --               --              --
                                                                                       ----             ----           ---
Net Increase (Decrease) ......................................................         --               --              --
                                                                                       ----             ----           ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................         71               93             292
Units Redeemed ...............................................................        (36)             (17)           (208)
                                                                                      -----            -----          ----
Net Increase (Decrease) ......................................................         35               76              84
                                                                                      -----            -----          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................         --               --              --
Units Redeemed ...............................................................         --               --              --
                                                                                      -----            -----          ----
Net Increase (Decrease) ......................................................         --               --              --
                                                                                      -----            -----          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................         --               --              --
Units Redeemed ...............................................................         --               --              --
                                                                                      -----            -----          ----
Net Increase (Decrease) ......................................................         --               --              --
                                                                                      -----            -----          ----
IL Protector - Class A and B 0.80%
Units Issued .................................................................         --               --               1
Units Redeemed ...............................................................         --               --              --
                                                                                      -----            -----          ----
Net Increase (Decrease) ......................................................         --               --               1
                                                                                      -----            -----          ----
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................          4                5               5
Units Redeemed ...............................................................         --               --              --
                                                                                      -----            -----          ----
Net Increase (Decrease) ......................................................          4                5               5
                                                                                      -----            -----          ----
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................         --               --              --
Units Redeemed ...............................................................         --               --              --
                                                                                      -----            -----          ----
Net Increase (Decrease) ......................................................         --               --              --
                                                                                      -----            -----          ----
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................         --               --              --
Units Redeemed ...............................................................         --               --              --
                                                                                      -----            -----          ----
Net Increase (Decrease) ......................................................         --               --              --
                                                                                      -----            -----          ----
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................         --               --               3
Units Redeemed ...............................................................         --               --              (1)
                                                                                      -----            -----          -------
Net Increase (Decrease) ......................................................         --               --               2
                                                                                      -----            -----          ------




                                                                                                      EQ/Evergreen
                                                                                EQ/Equity 500 Index      Omega
                                                                               --------------------- -------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................          137                9
Units Redeemed ...............................................................          (67)              (3)
                                                                                        ---                ----
Net Increase (Decrease) ......................................................           70                6
                                                                                        ---                ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................           --               --
Units Redeemed ...............................................................           --               --
                                                                                        ---               ----
Net Increase (Decrease) ......................................................           --               --
                                                                                        ---               ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................           --               13
Units Redeemed ...............................................................           --               (5)
                                                                                        ---               -----
Net Increase (Decrease) ......................................................           --                8
                                                                                        ---               ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................          539               --
Units Redeemed ...............................................................         (485)              --
                                                                                       ----               ----
Net Increase (Decrease) ......................................................           54               --
                                                                                       ----               ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................           --               --
Units Redeemed ...............................................................           --               --
                                                                                       ----               ----
Net Increase (Decrease) ......................................................           --               --
                                                                                       ----               ----
IL Protector - Class A and B 0.80%
Units Issued .................................................................            3               --
Units Redeemed ...............................................................           (3)              --
                                                                                       -------            ----
Net Increase (Decrease) ......................................................           --               --
                                                                                       ------             ----
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................           31               --
Units Redeemed ...............................................................          (26)              --
                                                                                       ------             ----
Net Increase (Decrease) ......................................................            5               --
                                                                                       ------             ----
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................           --               --
Units Redeemed ...............................................................           --               --
                                                                                       ------             ----
Net Increase (Decrease) ......................................................           --               --
                                                                                       ------             ----
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................          347               --
Units Redeemed ...............................................................         (194)              --
                                                                                       ------             ----
Net Increase (Decrease) ......................................................          152               --
                                                                                       ------             ----
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................           --               --
Units Redeemed ...............................................................           --               --
                                                                                       ------             ----
Net Increase (Decrease) ......................................................           --               --
                                                                                       ------             ----


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Equity Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


   Accumulation Units issued and redeemed during the six months ended June 30, 2002 were (in thousands):



                                                                                                       EQ/FI
                                                                                                   Small/Mid Cap
                                                                                   EQ/FI Mid Cap       Value
                                                                                  --------------- ---------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ....................................................................        25              69
Units Redeemed ..................................................................        (4)            (24)
                                                                                         -----          ---
Net Increase (Decrease) .........................................................        21              45
                                                                                         ----           ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life - Class A and B 0.60%
Units Issued ....................................................................        --              --
Units Redeemed ..................................................................        --              --
                                                                                         ----           ---
Net Increase (Decrease) .........................................................        --              --
                                                                                         ----           ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ....................................................................       240             608
Units Redeemed ..................................................................      (114)           (316)
                                                                                       ------          ----
Net Increase (Decrease) .........................................................       126             292
                                                                                       ------          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued ....................................................................        --              --
Units Redeemed ..................................................................        --              --
                                                                                       ------          ----
Net Increase (Decrease) .........................................................        --              --
                                                                                       ------          ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued ....................................................................        --              --
Units Redeemed ..................................................................        --              --
                                                                                       ------          ----
Net Increase (Decrease) .........................................................        --              --
                                                                                       ------          ----
IL Protector - Class A and B 0.80%
Units Issued ....................................................................        --               2
Units Redeemed ..................................................................        --              (1)
                                                                                       ------          -------
Net Increase (Decrease) .........................................................        --               1
                                                                                       ------          ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ....................................................................         1              27
Units Redeemed ..................................................................        --               5
                                                                                       ------          ------
Net Increase (Decrease) .........................................................         1              22
                                                                                       ------          ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued ....................................................................        --              --
Units Redeemed ..................................................................        --              --
                                                                                       ------          ------
Net Increase (Decrease) .........................................................        --              --
                                                                                       ------          ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued ....................................................................        --              --
Units Redeemed ..................................................................        --              --
                                                                                       ------          ------
Net Increase (Decrease) .........................................................        --              --
                                                                                       ------          ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ....................................................................        --              15
Units Redeemed ..................................................................        --               1
                                                                                       ------          ------
Net Increase (Decrease) .........................................................        --              14
                                                                                       ------          ------




                                                                                                    EQ/Janus
                                                                                                   Large Cap
                                                                                   EQ/High Yield     Growth    EQ/Marsico Focus
                                                                                  --------------- ----------- ------------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ....................................................................       30             36              6
Units Redeemed ..................................................................      (22)           (18)            (1)
                                                                                       ---            ---              ----
Net Increase (Decrease) .........................................................        8             18              5
                                                                                       ---            ---              ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life - Class A and B 0.60%
Units Issued ....................................................................       --            144             --
Units Redeemed ..................................................................       --            (73)            --
                                                                                       ---            ---             ----
Net Increase (Decrease) .........................................................       --             71             --
                                                                                       ---            ---             ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ....................................................................       --             --             63
Units Redeemed ..................................................................       --             --            (17)
                                                                                       ---            ---            -----
Net Increase (Decrease) .........................................................       --             --             46
                                                                                       ---            ---            -----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued ....................................................................       --             --             --
Units Redeemed ..................................................................       --             --             --
                                                                                       ---            ---            -----
Net Increase (Decrease) .........................................................       --             --             --
                                                                                       ---            ---            -----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued ....................................................................      120             --             --
Units Redeemed ..................................................................      125             --             --
                                                                                       ---            ---            -----
Net Increase (Decrease) .........................................................       (5)            --             --
                                                                                       ------         ---            -----
IL Protector - Class A and B 0.80%
Units Issued ....................................................................        1             --             --
Units Redeemed ..................................................................       (1)            --             --
                                                                                       ------         ---            -----
Net Increase (Decrease) .........................................................       --             --             --
                                                                                       -----          ---            -----
Survivorship 2000 - Class A and B 0.90%
Units Issued ....................................................................        5              5              3
Units Redeemed ..................................................................       (6)            --             (1)
                                                                                       ------         ---            ------
Net Increase (Decrease) .........................................................       (1)             5              2
                                                                                       ------         ---            -----
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued ....................................................................       --             --             --
Units Redeemed ..................................................................       --             --             --
                                                                                       -----          ---            -----
Net Increase (Decrease) .........................................................       --             --             --
                                                                                       -----          ---            -----
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued ....................................................................        6             --             --
Units Redeemed ..................................................................       (1)            --             --
                                                                                       ------         ---            -----
Net Increase (Decrease) .........................................................        5             --             --
                                                                                       -----          ---            -----
Survivorship Incentive Life - Class B 0.60%
Units Issued ....................................................................       --             --             --
Units Redeemed ..................................................................       --             --             --
                                                                                       -----          ---            -----
Net Increase (Decrease) .........................................................       --             --             --
                                                                                       -----          ---            -----




                                                                                   EQ/Mercury
                                                                                   Basic Value
                                                                                     Equity
                                                                                  ------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ....................................................................      40
Units Redeemed ..................................................................     (19)
                                                                                      ---
Net Increase (Decrease) .........................................................      21
                                                                                      ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life, Paramount Life - Class A and B 0.60%
Units Issued ....................................................................      --
Units Redeemed ..................................................................      --
                                                                                      ---
Net Increase (Decrease) .........................................................      --
                                                                                      ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ....................................................................     184
Units Redeemed ..................................................................     (66)
                                                                                      ---
Net Increase (Decrease) .........................................................     118
                                                                                      ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued ....................................................................      --
Units Redeemed ..................................................................      --
                                                                                      ---
Net Increase (Decrease) .........................................................      --
                                                                                      ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued ....................................................................      --
Units Redeemed ..................................................................      --
                                                                                      ---
Net Increase (Decrease) .........................................................      --
                                                                                      ---
IL Protector - Class A and B 0.80%
Units Issued ....................................................................       1
Units Redeemed ..................................................................      --
                                                                                      ---
Net Increase (Decrease) .........................................................       1
                                                                                      ---
Survivorship 2000 - Class A and B 0.90%
Units Issued ....................................................................      11
Units Redeemed ..................................................................      (5)
                                                                                      ------
Net Increase (Decrease) .........................................................       6
                                                                                      -----
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued ....................................................................      --
Units Redeemed ..................................................................      --
                                                                                      -----
Net Increase (Decrease) .........................................................      --
                                                                                      -----
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued ....................................................................      --
Units Redeemed ..................................................................      --
                                                                                      -----
Net Increase (Decrease) .........................................................      --
                                                                                      -----
Survivorship Incentive Life - Class B 0.60%
Units Issued ....................................................................      11
Units Redeemed ..................................................................      (2)
                                                                                      ------
Net Increase (Decrease) .........................................................       9
                                                                                      -----


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Equity Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Concluded)


   Accumulation Units issued and redeemed during the six months ended June 30, 2002 were (in thousands):



                                                                                 EQ/MFS Emerging        EQ/MFS
                                                                                Growth Companies   Investors Trust
                                                                               ------------------ -----------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued .................................................................          56                5
Units Redeemed ...............................................................         (51)              (2)
                                                                                       ---                ----
Net Increase (Decrease) ......................................................           5                3
                                                                                       ---                ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued .................................................................          --               --
Units Redeemed ...............................................................          --               --
                                                                                       ---               ----
Net Increase (Decrease) ......................................................          --               --
                                                                                       ---               ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued .................................................................          --               23
Units Redeemed ...............................................................          --               (9)
                                                                                       ---               -----
Net Increase (Decrease) ......................................................          --               14
                                                                                       ---               ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued .................................................................       1,210               --
Units Redeemed ...............................................................      (1,251)              --
                                                                                    ------               ----
Net Increase (Decrease) ......................................................         (41)              --
                                                                                    ------               ----
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued .................................................................          --               --
Units Redeemed ...............................................................          --               --
                                                                                    ------               ----
Net Increase (Decrease) ......................................................          --               --
                                                                                    ------               ----
IL Protector - Class A and B 0.80%
Units Issued .................................................................           2               --
Units Redeemed ...............................................................          (2)              --
                                                                                    ---------            ----
Net Increase (Decrease) ......................................................          --               --
                                                                                    --------             ----
Survivorship 2000 - Class A and B 0.90%
Units Issued .................................................................          15                4
Units Redeemed ...............................................................         (18)              --
                                                                                    --------             ----
Net Increase (Decrease) ......................................................          (3)               4
                                                                                    ---------            ----
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued .................................................................          --               --
Units Redeemed ...............................................................          --               --
                                                                                    --------             ----
Net Increase (Decrease) ......................................................          --               --
                                                                                    --------             ----
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................          --               --
Units Redeemed ...............................................................          --               --
                                                                                    --------             ----
Net Increase (Decrease) ......................................................          --               --
                                                                                    --------             ----
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued .................................................................          --               --
Units Redeemed ...............................................................          --               --
                                                                                    --------             ----
Net Increase (Decrease) ......................................................          --               --
                                                                                    --------             ----
Survivorship Incentive Life - Class B 0.60%
Units Issued .................................................................          25               --
Units Redeemed ...............................................................         (15)              --
                                                                                    --------             ----
Net Increase (Decrease) ......................................................          10               --
                                                                                    --------             ----



                                                                                                     EQ/Putnam        EQ/Putnam
                                                                                                  Growth & Income   International
                                                                                EQ/MFS Research        Value         Equity (b)
                                                                               ----------------- ----------------- --------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ..                                                                        37               10              140
Units Redeemed ...............................................................        (32)              (7)             (10)
                                                                                      ---               -----           ---
Net Increase (Decrease) ......................................................          5                3              130
                                                                                      ---               ----            ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ..                                                                        --               --               --
Units Redeemed ...............................................................         --               --               --
                                                                                      ---               ----            ---
Net Increase (Decrease) ......................................................         --               --               --
                                                                                      ---               ----            ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ..                                                                        --               --               --
Units Redeemed ...............................................................         --               --               --
                                                                                      ---               ----            ---
Net Increase (Decrease) ......................................................         --               --               --
                                                                                      ---               ----            ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Issued ..                                                                       371               46              488
Units Redeemed ...............................................................       (376)             (35)             (70)
                                                                                     ----              -----            ---
Net Increase (Decrease) ......................................................         (6)              11              418
                                                                                     -------           -----            ---
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Champion 2000, Paramount Life - Class A and B 0.60%
Units Issued ..                                                                        --               --               --
Units Redeemed ...............................................................         --               --               --
                                                                                     ------            -----            ---
Net Increase (Decrease) ......................................................         --               --               --
                                                                                     ------            -----            ---
IL Protector - Class A and B 0.80%
Units Issued ..                                                                         1               --                2
Units Redeemed ...............................................................         (1)              --               --
                                                                                     -------           -----            ---
Net Increase (Decrease) ......................................................         --               --                2
                                                                                     ------            -----            ---
Survivorship 2000 - Class A and B 0.90%
Units Issued ..                                                                        16                3               57
Units Redeemed ...............................................................        (17)              (2)              (4)
                                                                                     ------            ------           ------
Net Increase (Decrease) ......................................................         (1)               1               53
                                                                                     -------           -----            -----
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ..                                                                        --               --               --
Units Redeemed ...............................................................         --               --               --
                                                                                     ------            -----            -----
Net Increase (Decrease) ......................................................         --               --               --
                                                                                     ------            -----            -----
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus,
 Survivorship Incentive Life - Class B 0.60%
Units Issued ..                                                                        --               --               --
Units Redeemed ...............................................................         --               --               --
                                                                                     ------            -----            -----
Net Increase (Decrease) ......................................................         --               --               --
                                                                                     ------            -----            -----
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -
 Class B 0.60%
Units Issued ..                                                                        --               --               --
Units Redeemed ...............................................................         --               --               --
                                                                                     ------            -----            -----
Net Increase (Decrease) ......................................................         --               --               --
                                                                                     ------            -----            -----
Survivorship Incentive Life - Class B 0.60%
Units Issued ..                                                                        14                4                3
Units Redeemed ...............................................................         (9)              --               (1)
                                                                                     -------           -----            ------
Net Increase (Decrease) ......................................................          5                4                2
                                                                                     ------            -----            -----


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
AXA Premier VIP Core Bond
IL Plus Original Series, IL COLI - Class B 0.00% (a)
Unit Value, end of period ................................................................     $ 102.75
Net Assets (000's) .......................................................................     $    925
Number of units outstanding, end of period (000's) .......................................            9
Total Return .............................................................................         2.75%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ................................................................     $ 102.44
Net Assets (000's) .......................................................................     $  2,356
Number of units outstanding, end of period (000's) .......................................           23
Total Return .............................................................................         2.48%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $ 102.34
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................         2.34%
Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ................................................................     $ 102.29
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................         2.34%
AXA Premier VIP Health Care
IL Plus Original Series, IL COLI - Class B 0.00% (a)
Unit Value, end of period ................................................................     $  85.49
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................      ( 14.51)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ................................................................     $  85.24
Net Assets (000's) .......................................................................     $    937
Number of units outstanding, end of period (000's) .......................................           11
Total Return .............................................................................      ( 14.74)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  85.15
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................      ( 14.81)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 2 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                              June30, 2002
                                                                                           -----------------
Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ................................................................     $  85.11
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................      ( 14.85)%
AXA Premier VIP Small/Mid Cap Value
IL Plus Original Series, IL COLI - Class A 0.00% (a)
Unit Value, end of period ................................................................     $  86.91
Net Assets (000's) .......................................................................     $    174
Number of units outstanding, end of period (000's) .......................................            2
Total Return .............................................................................      ( 13.09)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60% (a)
Unit Value, end of period ................................................................     $  86.66
Net Assets (000's) .......................................................................     $  1,820
Number of units outstanding, end of period (000's) .......................................           21
Total Return .............................................................................      ( 13.32)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  86.57
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................      ( 13.39)%
Survivorship 2000 - Class B 0.90% (a)
Unit Value, end of period ................................................................     $  86.53
Net Assets (000's) .......................................................................     $    173
Number of units outstanding, end of period (000's) .......................................            2
Total Return .............................................................................      ( 13.43)%
EQ/Aggressive Stock
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 117.60
Net Assets (000's) .......................................................................     $ 40,807
Number of units outstanding, end of period (000's) .......................................          347
Total Return .............................................................................      ( 15.93)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 490.43
Net Assets (000's) .......................................................................     $405,585
Number of units outstanding, end of period (000's) .......................................          827
Total Return .............................................................................      ( 16.17)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 2 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $   73.54
Net Assets (000's) .......................................................................     $   2,133
Number of units outstanding, end of period (000's) .......................................            29
Total Return .............................................................................       ( 16.26)%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $  133.28
Net Assets (000's) .......................................................................     $  21,591
Number of units outstanding, end of period (000's) .......................................           162
Total Return .............................................................................       ( 16.30)%
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
Life - Class B 0.60%
Unit Value, end of period ................................................................     $   60.47
Net Assets (000's) .......................................................................     $   7,377
Number of units outstanding, end of period (000's) .......................................           122
Total Return .............................................................................       ( 16.29)%
EQ/Alliance Common Stock
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $  195.47
Net Assets (000's) .......................................................................     $ 138,784
Number of units outstanding, end of period (000's) .......................................           710
Total Return .............................................................................       ( 26.59)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $  538.26
Net Assets (000's) .......................................................................     $1,483,983
Number of units outstanding, end of period (000's) .......................................         2,757
Total Return .............................................................................       ( 26.81)%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $  132.82
Net Assets (000's) .......................................................................     $   8,766
Number of units outstanding, end of period (000's) .......................................            66
Total Return .............................................................................       ( 26.88)%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $  228.87
Net Assets (000's) .......................................................................     $ 105,738
Number of units outstanding, end of period (000's) .......................................           462
Total Return .............................................................................       ( 26.92)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  59.03
Net Assets (000's) .......................................................................     $ 73,728
Number of units outstanding, end of period (000's) .......................................        1,249
Total Return .............................................................................      ( 26.90)%
EQ/Alliance Global
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 141.68
Net Assets (000's) .......................................................................     $ 50,176
Number of units outstanding, end of period (000's) .......................................          210
Total Return .............................................................................      ( 15.38)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 267.05
Net Assets (000's) .......................................................................     $305,238
Number of units outstanding, end of period (000's) .......................................        1,143
Total Return .............................................................................      ( 15.63)%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 105.81
Net Assets (000's) .......................................................................     $  1,164
Number of units outstanding, end of period (000's) .......................................           11
Total Return .............................................................................      ( 15.72)%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 188.07
Net Assets (000's) .......................................................................     $ 25,013
Number of units outstanding, end of period (000's) .......................................          133
Total Return .............................................................................      ( 15.76)%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  68.55
Net Assets (000's) .......................................................................     $ 19,125
Number of units outstanding, end of period (000's) .......................................          279
Total Return .............................................................................      ( 15.72)%
EQ/Alliance Growth and Income
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 256.00
Net Assets (000's) .......................................................................     $ 50,176
Number of units outstanding, end of period (000's) .......................................          196
Total Return .............................................................................      ( 12.34)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Paramount Life - Class A 0.60%
Unit Value, end of period ................................................................     $ 240.28
Net Assets (000's) .......................................................................     $225,142
Number of units outstanding, end of period (000's) .......................................          937
Total Return .............................................................................      ( 12.60)%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 189.62
Net Assets (000's) .......................................................................     $  2,655
Number of units outstanding, end of period (000's) .......................................           14
Total Return .............................................................................      ( 12.68)%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 234.01
Net Assets (000's) .......................................................................     $ 28,154
Number of units outstanding, end of period (000's) .......................................          120
Total Return .............................................................................      ( 12.73)%
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
Life - Class B 0.60%
Unit Value, end of period ................................................................     $  98.13
Net Assets (000's) .......................................................................     $ 56,719
Number of units outstanding, end of period (000's) .......................................          578
Total Return .............................................................................      ( 10.36)%
EQ/Alliance Growth Investors
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 184.87
Net Assets (000's) .......................................................................     $ 54,536
Number of units outstanding, end of period (000's) .......................................          295
Total Return .............................................................................      ( 10.10)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 342.10
Net Assets (000's) .......................................................................     $668,463
Number of units outstanding, end of period (000's) .......................................        1,954
Total Return .............................................................................      ( 10.36)%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 135.38
Net Assets (000's) .......................................................................     $  2,031
Number of units outstanding, end of period (000's) .......................................           15
Total Return .............................................................................      ( 10.45)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 200.92
Net Assets (000's) .......................................................................     $ 59,271
Number of units outstanding, end of period (000's) .......................................          295
Total Return .............................................................................      ( 10.50)%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  82.97
Net Assets (000's) .......................................................................     $ 25,306
Number of units outstanding, end of period (000's) .......................................          305
Total Return .............................................................................      ( 10.47)%
EQ/Alliance Intermediate Government Securities
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 166.33
Net Assets (000's) .......................................................................     $ 43,578
Number of units outstanding, end of period (000's) .......................................          262
Total Return .............................................................................         3.49%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 194.55
Net Assets (000's) .......................................................................     $ 81,906
Number of units outstanding, end of period (000's) .......................................          421
Total Return .............................................................................         3.19%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 141.43
Net Assets (000's) .......................................................................     $    283
Number of units outstanding, end of period (000's) .......................................            2
Total Return .............................................................................         3.08%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 162.30
Net Assets (000's) .......................................................................     $  8,602
Number of units outstanding, end of period (000's) .......................................           53
Total Return .............................................................................         3.03%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $ 120.01
Net Assets (000's) .......................................................................     $ 13,801
Number of units outstanding, end of period (000's) .......................................          115
Total Return .............................................................................         3.06%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance International
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 110.22
Net Assets (000's) .......................................................................     $  8,597
Number of units outstanding, end of period (000's) .......................................           78
Total Return .............................................................................         2.86%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 105.52
Net Assets (000's) .......................................................................     $ 39,359
Number of units outstanding, end of period (000's) .......................................          373
Total Return .............................................................................         2.55%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $  88.12
Net Assets (000's) .......................................................................     $    264
Number of units outstanding, end of period (000's) .......................................            3
Total Return .............................................................................         2.45%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 103.24
Net Assets (000's) .......................................................................     $  4,749
Number of units outstanding, end of period (000's) .......................................           46
Total Return .............................................................................         2.40%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  80.19
Net Assets (000's) .......................................................................     $  6,255
Number of units outstanding, end of period (000's) .......................................           78
Total Return .............................................................................         2.45%
EQ/Alliance Money Market
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 144.35
Net Assets (000's) .......................................................................     $ 95,993
Number of units outstanding, end of period (000's) .......................................          665
Total Return .............................................................................         0.80%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Paramount Life - Class A 0.60%
Unit Value, end of period ................................................................     $ 221.04
Net Assets (000's) .......................................................................     $265,027
Number of units outstanding, end of period (000's) .......................................        1,199
Total Return .............................................................................         0.50%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 127.77
Net Assets (000's) .......................................................................     $    511
Number of units outstanding, end of period (000's) .......................................            4
Total Return .............................................................................         0.40%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 143.05
Net Assets (000's) .......................................................................     $ 20,027
Number of units outstanding, end of period (000's) .......................................          140
Total Return .............................................................................         0.35%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $ 115.50
Net Assets (000's) .......................................................................     $ 98,406
Number of units outstanding, end of period (000's) .......................................          852
Total Return .............................................................................         0.38%
EQ/Alliance Premier Growth
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  58.39
Net Assets (000's) .......................................................................     $  6,365
Number of units outstanding, end of period (000's) .......................................          109
Total Return .............................................................................      ( 21.29)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  57.32
Net Assets (000's) .......................................................................     $ 78,184
Number of units outstanding, end of period (000's) .......................................        1,364
Total Return .............................................................................      ( 21.52)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  56.97
Net Assets (000's) .......................................................................     $    399
Number of units outstanding, end of period (000's) .......................................            7
Total Return .............................................................................      ( 21.60)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  56.80
Net Assets (000's) .......................................................................     $  4,260
Number of units outstanding, end of period (000's) .......................................           75
Total Return .............................................................................      ( 21.64)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Quality Bond
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 176.37
Net Assets (000's) .......................................................................     $ 48,678
Number of units outstanding, end of period (000's) .......................................          276
Total Return .............................................................................         1.83%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 157.85
Net Assets (000's) .......................................................................     $ 78,925
Number of units outstanding, end of period (000's) .......................................          500
Total Return .............................................................................         1.53%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 147.49
Net Assets (000's) .......................................................................     $    295
Number of units outstanding, end of period (000's) .......................................            2
Total Return .............................................................................         1.43%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 153.73
Net Assets (000's) .......................................................................     $  7,994
Number of units outstanding, end of period (000's) .......................................           52
Total Return .............................................................................         1.38%
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
Life - Class B 0.60%
Unit Value, end of period ................................................................     $ 119.28
Net Assets (000's) .......................................................................     $ 16,818
Number of units outstanding, end of period (000's) .......................................          141
Total Return .............................................................................         1.40%
EQ/Alliance Small Cap Growth
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 128.15
Net Assets (000's) .......................................................................     $ 18,325
Number of units outstanding, end of period (000's) .......................................          143
Total Return .............................................................................      ( 16.67)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 124.23
Net Assets (000's) .......................................................................     $ 83,607
Number of units outstanding, end of period (000's) .......................................          673
Total Return .............................................................................      ( 16.92)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 122.95
Net Assets (000's) .......................................................................     $    738
Number of units outstanding, end of period (000's) .......................................            6
Total Return .............................................................................      ( 17.00)%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 122.31
Net Assets (000's) .......................................................................     $  7,583
Number of units outstanding, end of period (000's) .......................................           62
Total Return .............................................................................      ( 17.04)%
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
Life - Class B 0.60%
Unit Value, end of period ................................................................     $  94.25
Net Assets (000's) .......................................................................     $ 23,186
Number of units outstanding, end of period (000's) .......................................          246
Total Return .............................................................................      ( 17.02)%
EQ/Alliance Technology
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  35.72
Net Assets (000's) .......................................................................     $  3,714
Number of units outstanding, end of period (000's) .......................................          104
Total Return .............................................................................      ( 29.18)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  35.24
Net Assets (000's) .......................................................................     $ 30,060
Number of units outstanding, end of period (000's) .......................................          853
Total Return .............................................................................      ( 29.39)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  38.08
Net Assets (000's) .......................................................................     $    114
Number of units outstanding, end of period (000's) .......................................            3
Total Return .............................................................................      ( 29.46)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  35.01
Net Assets (000's) .......................................................................     $  1,400
Number of units outstanding, end of period (000's) .......................................           40
Total Return .............................................................................      ( 29.49)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/AXP New Dimensions
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  61.77
Net Assets (000's) .......................................................................     $    679
Number of units outstanding, end of period (000's) .......................................           11
Total Return .............................................................................       (12.17)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  61.09
Net Assets (000's) .......................................................................     $  3,177
Number of units outstanding, end of period (000's) .......................................           52
Total Return .............................................................................       (12.42)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  60.87
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................       (12.51)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  60.76
Net Assets (000's) .......................................................................     $    122
Number of units outstanding, end of period (000's) .......................................            2
Total Return .............................................................................       (12.55)%
EQ/AXP Strategy Aggressive
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $  32.23
Net Assets (000's) .......................................................................     $    580
Number of units outstanding, end of period (000's) .......................................           18
Total Return .............................................................................       (22.37)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  31.88
Net Assets (000's) .......................................................................     $  2,327
Number of units outstanding, end of period (000's) .......................................           73
Total Return .............................................................................       (22.60)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  31.76
Net Assets (000's) .......................................................................     $     32
Number of units outstanding, end of period (000's) .......................................            1
Total Return .............................................................................       (22.68)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  31.70
Net Assets (000's) .......................................................................     $     32
Number of units outstanding, end of period (000's) .......................................            1
Total Return .............................................................................      ( 22.72)%
EQ/Balanced
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 188.90
Net Assets (000's) .......................................................................     $ 33,624
Number of units outstanding, end of period (000's) .......................................          178
Total Return .............................................................................      (  9.28)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 441.51
Net Assets (000's) .......................................................................     $526,722
Number of units outstanding, end of period (000's) .......................................        1,193
Total Return .............................................................................      (  9.54)%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 146.19
Net Assets (000's) .......................................................................     $  1,170
Number of units outstanding, end of period (000's) .......................................            8
Total Return .............................................................................      (  9.63)%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 187.20
Net Assets (000's) .......................................................................     $ 33,509
Number of units outstanding, end of period (000's) .......................................          179
Total Return .............................................................................      (  9.68)%
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
Life - Class B 0.60%
Unit Value, end of period ................................................................     $  95.45
Net Assets (000's) .......................................................................     $ 20,140
Number of units outstanding, end of period (000's) .......................................          211
Total Return .............................................................................      (  9.66)%
EQ/Bernstein Diversified Value
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  93.57
Net Assets (000's) .......................................................................     $ 20,118
Number of units outstanding, end of period (000's) .......................................          215
Total Return .............................................................................      (  3.97)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $ 106.53
Net Assets (000's) .......................................................................     $ 74,251
Number of units outstanding, end of period (000's) .......................................          697
Total Return .............................................................................      (  4.26)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  91.45
Net Assets (000's) .......................................................................     $    457
Number of units outstanding, end of period (000's) .......................................            5
Total Return .............................................................................      (  4.35)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $ 105.28
Net Assets (000's) .......................................................................     $  7,580
Number of units outstanding, end of period (000's) .......................................           72
Total Return .............................................................................      (  4.40)%
EQ/Capital Guardian Research
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  93.25
Net Assets (000's) .......................................................................     $  3,077
Number of units outstanding, end of period (000's) .......................................           33
Total Return .............................................................................      ( 16.83)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  91.68
Net Assets (000's) .......................................................................     $  7,609
Number of units outstanding, end of period (000's) .......................................           83
Total Return .............................................................................      ( 17.07)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  91.15
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................      ( 17.15)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  90.90
Net Assets (000's) .......................................................................     $    455
Number of units outstanding, end of period (000's) .......................................            5
Total Return .............................................................................      ( 17.19)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Capital Guardian U.S. Equity
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  87.86
Net Assets (000's) .......................................................................     $  2,197
Number of units outstanding, end of period (000's) .......................................           25
Total Return .............................................................................       (16.42)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  86.38
Net Assets (000's) .......................................................................     $ 12,957
Number of units outstanding, end of period (000's) .......................................          150
Total Return .............................................................................       (16.66)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  85.89
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................       (16.75)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  85.65
Net Assets (000's) .......................................................................     $    600
Number of units outstanding, end of period (000's) .......................................            7
Total Return .............................................................................       (16.79)%
EQ/Emerging Markets Equity
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  67.39
Net Assets (000's) .......................................................................     $ 10,648
Number of units outstanding, end of period (000's) .......................................          158
Total Return .............................................................................         3.96%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  65.45
Net Assets (000's) .......................................................................     $ 31,743
Number of units outstanding, end of period (000's) .......................................          485
Total Return .............................................................................         3.65%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  64.81
Net Assets (000's) .......................................................................     $    194
Number of units outstanding, end of period (000's) .......................................            3
Total Return .............................................................................         3.55%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  64.50
Net Assets (000's) .......................................................................     $  1,935
Number of units outstanding, end of period (000's) .......................................           30
Total Return .............................................................................         3.50%
Survivorship Incentive Life 0.60%
Unit Value, end of period ................................................................     $  88.74
Net Assets (000's) .......................................................................     $  1,242
Number of units outstanding, end of period (000's) .......................................           14
Total Return .............................................................................         3.65%
EQ/Equity 500 Index
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 236.04
Net Assets (000's) .......................................................................     $113,771
Number of units outstanding, end of period (000's) .......................................          482
Total Return .............................................................................      ( 13.19)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 226.86
Net Assets (000's) .......................................................................     $354,809
Number of units outstanding, end of period (000's) .......................................        1,564
Total Return .............................................................................      ( 13.45)%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 157.13
Net Assets (000's) .......................................................................     $  3,142
Number of units outstanding, end of period (000's) .......................................           20
Total Return .............................................................................      ( 13.53)%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 221.22
Net Assets (000's) .......................................................................     $ 47,784
Number of units outstanding, end of period (000's) .......................................          216
Total Return .............................................................................      ( 13.58)%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  74.20
Net Assets (000's) .......................................................................     $ 53,943
Number of units outstanding, end of period (000's) .......................................          727
Total Return .............................................................................      ( 13.56)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Evergreen Omega
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  66.85
Net Assets (000's) .......................................................................     $    669
Number of units outstanding, end of period (000's) .......................................           10
Total Return .............................................................................       (14.82)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  63.68
Net Assets (000's) .......................................................................     $  1,273
Number of units outstanding, end of period (000's) .......................................           20
Total Return .............................................................................       (15.07)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  66.34
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................       (15.15)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  65.16
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................       (15.20)%
EQ/FI Mid Cap
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  78.55
Net Assets (000's) .......................................................................     $  2,749
Number of units outstanding, end of period (000's) .......................................           35
Total Return .............................................................................       ( 9.67)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  77.69
Net Assets (000's) .......................................................................     $ 21,520
Number of units outstanding, end of period (000's) .......................................          277
Total Return .............................................................................       ( 9.94)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  77.26
Net Assets (000's) .......................................................................     $    773
Number of units outstanding, end of period (000's) .......................................           10
Total Return .............................................................................       (10.07)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/FI Small/Mid Cap Value
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $ 119.34
Net Assets (000's) .......................................................................     $ 16,111
Number of units outstanding, end of period (000's) .......................................          135
Total Return .............................................................................         2.68%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class A and B 0.60%
Unit Value, end of period ................................................................     $ 118.79
Net Assets (000's) .......................................................................     $ 98,596
Number of units outstanding, end of period (000's) .......................................          830
Total Return .............................................................................         2.38%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $ 117.56
Net Assets (000's) .......................................................................     $    588
Number of units outstanding, end of period (000's) .......................................            5
Total Return .............................................................................         2.28%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $ 116.95
Net Assets (000's) .......................................................................     $  8,070
Number of units outstanding, end of period (000's) .......................................           69
Total Return .............................................................................         2.23%
Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $ 115.40
Net Assets (000's) .......................................................................     $  3,000
Number of units outstanding, end of period (000's) .......................................           26
Total Return .............................................................................         2.38%
EQ/High Yield
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $ 137.61
Net Assets (000's) .......................................................................     $ 18,204
Number of units outstanding, end of period (000's) .......................................          132
Total Return .............................................................................      (  6.78)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Paramount Life - Class A 0.60%
Unit Value, end of period ................................................................     $ 250.46
Net Assets (000's) .......................................................................     $ 81,900
Number of units outstanding, end of period (000's) .......................................          327
Total Return .............................................................................      (  7.06)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $ 101.74
Net Assets (000's) .......................................................................     $    610
Number of units outstanding, end of period (000's) .......................................            6
Total Return .............................................................................      (  7.15)%
Survivorship 2000 - Class A 0.90%
Unit Value, end of period ................................................................     $ 153.41
Net Assets (000's) .......................................................................     $  6,903
Number of units outstanding, end of period (000's) .......................................           45
Total Return .............................................................................      (  7.19)%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  72.13
Net Assets (000's) .......................................................................     $  6,780
Number of units outstanding, end of period (000's) .......................................           94
Total Return .............................................................................      (  7.17)%
EQ/Janus Large Cap Growth
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  49.98
Net Assets (000's) .......................................................................     $  2,449
Number of units outstanding, end of period (000's) .......................................           49
Total Return .............................................................................      ( 23.06)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life, Paramount Life - Class B 0.60%
Unit Value, end of period ................................................................     $  49.44
Net Assets (000's) .......................................................................     $ 12,063
Number of units outstanding, end of period (000's) .......................................          244
Total Return .............................................................................      ( 23.28)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  49.25
Net Assets (000's) .......................................................................     $     49
Number of units outstanding, end of period (000's) .......................................            1
Total Return .............................................................................      ( 23.36)%
Survivorship 2000 - Class B 0.60%
Unit Value, end of period ................................................................     $  49.16
Net Assets (000's) .......................................................................     $    541
Number of units outstanding, end of period (000's) .......................................           11
Total Return .............................................................................      ( 23.40)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Marsico Focus
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $ 108.06
Net Assets (000's) .......................................................................     $    540
Number of units outstanding, end of period (000's) .......................................            5
Total Return .............................................................................         1.70%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $ 107.58
Net Assets (000's) .......................................................................     $  5,594
Number of units outstanding, end of period (000's) .......................................           52
Total Return .............................................................................         1.40%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $ 107.42
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................         1.30%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $ 107.34
Net Assets (000's) .......................................................................     $    322
Number of units outstanding, end of period (000's) .......................................            3
Total Return .............................................................................         1.25%
EQ/Mercury Basic Value Equity
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $ 168.85
Net Assets (000's) .......................................................................     $ 19,755
Number of units outstanding, end of period (000's) .......................................          117
Total Return .............................................................................      (  7.86)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class B 0.60%
Unit Value, end of period ................................................................     $ 163.69
Net Assets (000's) .......................................................................     $ 82,500
Number of units outstanding, end of period (000's) .......................................          504
Total Return .............................................................................      (  8.13)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $ 162.00
Net Assets (000's) .......................................................................     $    648
Number of units outstanding, end of period (000's) .......................................            4
Total Return .............................................................................      (  8.22)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $ 161.16
Net Assets (000's) .......................................................................     $  8,380
Number of units outstanding, end of period (000's) .......................................           52
Total Return .............................................................................      (  8.27)%
Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $ 107.05
Net Assets (000's) .......................................................................     $  3,104
Number of units outstanding, end of period (000's) .......................................           29
Total Return .............................................................................      (  8.13)%
EQ/MFS Emerging Growth Companies
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $ 116.39
Net Assets (000's) .......................................................................     $ 18,972
Number of units outstanding, end of period (000's) .......................................          163
Total Return .............................................................................      ( 23.98)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Class B 0.60%
Unit Value, end of period ................................................................     $ 112.84
Net Assets (000's) .......................................................................     $126,607
Number of units outstanding, end of period (000's) .......................................        1,122
Total Return .............................................................................      ( 24.20)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $ 111.67
Net Assets (000's) .......................................................................     $  1,005
Number of units outstanding, end of period (000's) .......................................            9
Total Return .............................................................................      ( 24.28)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $ 111.09
Net Assets (000's) .......................................................................     $  8,110
Number of units outstanding, end of period (000's) .......................................           73
Total Return .............................................................................      ( 24.31)%
Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  64.83
Net Assets (000's) .......................................................................     $  5,446
Number of units outstanding, end of period (000's) .......................................           84
Total Return .............................................................................      ( 24.20)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/MFS Investors Trust
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $  75.81
Net Assets (000's) .......................................................................     $    682
Number of units outstanding, end of period (000's) .......................................            9
Total Return .............................................................................      ( 12.21)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000, Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  74.43
Net Assets (000's) .......................................................................     $  4,094
Number of units outstanding, end of period (000's) .......................................           55
Total Return .............................................................................      ( 12.47)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $  84.59
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................      ( 12.56)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  73.74
Net Assets (000's) .......................................................................     $    369
Number of units outstanding, end of period (000's) .......................................            5
Total Return .............................................................................      ( 12.60)%
EQ/MFS Research
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $ 112.16
Net Assets (000's) .......................................................................     $  9,758
Number of units outstanding, end of period (000's) .......................................           87
Total Return .............................................................................      ( 14.60)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class B 0.60%
Unit Value, end of period ................................................................     $ 108.73
Net Assets (000's) .......................................................................     $ 34,468
Number of units outstanding, end of period (000's) .......................................          317
Total Return .............................................................................      ( 14.86)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $ 107.60
Net Assets (000's) .......................................................................     $    430
Number of units outstanding, end of period (000's) .......................................            4
Total Return .............................................................................      ( 14.94)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $ 107.05
Net Assets (000's) .......................................................................     $  2,890
Number of units outstanding, end of period (000's) .......................................           27
Total Return .............................................................................      ( 14.98)%
Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  73.19
Net Assets (000's) .......................................................................     $  1,610
Number of units outstanding, end of period (000's) .......................................           22
Total Return .............................................................................      ( 14.86)%
EQ/Putnam Growth & Income Value
IL Plus Original Series, IL COLI - Class B 0.00%
Unit Value, end of period ................................................................     $ 116.80
Net Assets (000's) .......................................................................     $  5,256
Number of units outstanding, end of period (000's) .......................................           45
Total Return .............................................................................      (  9.25)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class B 0.60%
Unit Value, end of period ................................................................     $ 113.23
Net Assets (000's) .......................................................................     $ 19,249
Number of units outstanding, end of period (000's) .......................................          170
Total Return .............................................................................      (  9.52)%
IL Protector - Class B 0.80%
Unit Value, end of period ................................................................     $ 112.06
Net Assets (000's) .......................................................................     $    224
Number of units outstanding, end of period (000's) .......................................            2
Total Return .............................................................................      (  9.61)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $ 111.48
Net Assets (000's) .......................................................................     $  1,895
Number of units outstanding, end of period (000's) .......................................           17
Total Return .............................................................................      (  9.65)%
Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  79.46
Net Assets (000's) .......................................................................     $  1,589
Number of units outstanding, end of period (000's) .......................................           20
Total Return .............................................................................      (  9.52)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Concluded)


   Shown below is accumulation unit value information for units outstanding for the six months ended June 30, 2002. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Putnam International Equity (b)
IL Plus Original Series, IL COLI - Class A 0.00%
Unit Value, end of period ................................................................     $  92.53
Net Assets (000's) .......................................................................     $ 12,029
Number of units outstanding, end of period (000's) .......................................          130
Total Return .............................................................................      (  3.48)%
Incentive Life, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Champion
2000 - Class A 0.60%
Unit Value, end of period ................................................................     $ 100.15
Net Assets (000's) .......................................................................     $ 43,565
Number of units outstanding, end of period (000's) .......................................          435
Total Return .............................................................................      (  3.58)%
IL Protector - Class A 0.80%
Unit Value, end of period ................................................................     $  90.43
Net Assets (000's) .......................................................................     $    181
Number of units outstanding, end of period (000's) .......................................            2
Total Return .............................................................................      (  2.78)%
Survivorship 2000 - Class B 0.90%
Unit Value, end of period ................................................................     $  98.97
Net Assets (000's) .......................................................................     $  5,246
Number of units outstanding, end of period (000's) .......................................           53
Total Return .............................................................................      (  2.82)%
Survivorship Incentive Life - Class B 0.60%
Unit Value, end of period ................................................................     $  98.08
Net Assets (000's) .......................................................................     $    785
Number of units outstanding, end of period (000's) .......................................            8
Total Return .............................................................................      (  2.68)%

----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Stock Portfolio for the EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Concluded)

June 30, 2002


9. Investment Income ratio

Shown below is the Investment Income Ratio for the six months ended June 30, 2002. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                        Six Months Ended June 30,
                                                                  2002
                                                       --------------------------
 AXA Premier VIP Core Bond .........................             --
 AXA Premier VIP Health Care .......................             --
 AXA Premier VIP Small/Mid Cap Value ...............             --
 EQ/Aggressive Stock ...............................             0.01%
 EQ/Alliance Common Stock ..........................             0.05%
 EQ/Alliance Global ................................             0.00%
 EQ/Alliance Growth and Income .....................             0.05%
 EQ/Alliance Growth Investors ......................             0.05%
 EQ/Alliance Intermediate Government Securities ....             0.00%
 EQ/Alliance International .........................             0.00%
 EQ/Alliance Money Market ..........................             0.00%
 EQ/Alliance Premier Growth ........................             0.00%
 EQ/Alliance Quality Bond ..........................             0.16%
 EQ/Alliance Small Cap Growth ......................             0.00%
 EQ/Alliance Technology ............................             0.00%
 EQ/AXP New Dimensions .............................             0.04%
 EQ/AXP Strategy Aggressive ........................             0.00%
 EQ/Balanced .......................................             0.04%
 EQ/Bernstein Diversified Value ....................             0.00%
 EQ/Capital Guardian Research ......................             0.02%
 EQ/Capital Guardian US Equity .....................             0.03%
 EQ/Emerging Markets Equity ........................             0.00%
 EQ/Equity 500 Index ...............................             0.05%
 EQ/Evergreen Omega ................................             0.00%
 EQ/FI Mid Cap .....................................             0.02%
 EQ/FI Small/Mid Cap Value .........................             0.02%
 EQ/High Yield .....................................             0.32%
 EQ/Janus Large Cap Growth .........................             0.00%
 EQ/Marsico Focus ..................................             0.13%
 EQ/Mercury Basic Value Equity .....................             0.45%
 EQ/MFS Emerging Growth Companies ..................             0.00%
 EQ/MFS Investors Trust ............................             0.04%
 EQ/MFS Research ...................................             0.00%
 EQ/Putnam Growth & Income Value ...................             0.06%
 EQ/Putnam International Equity ....................             0.00%

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                                   (UNAUDITED)

                                                                                 JUNE 30,           DECEMBER 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (In Millions)


ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    24,550.6        $    23,265.9
  Mortgage loans on real estate.............................................        3,777.0              4,333.3
  Equity real estate........................................................          803.8                875.7
  Policy loans..............................................................        4,077.9              4,100.7
  Other equity investments..................................................          783.3                756.6
  Other invested assets.....................................................          805.2                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       34,797.8             34,018.2
Cash and cash equivalents...................................................        1,819.1                680.0
Cash and securities segregated, at estimated fair value.....................        1,083.4              1,415.2
Broker-dealer related receivables...........................................        1,876.3              1,950.9
Deferred policy acquisition costs...........................................        5,708.3              5,513.7
Goodwill and other intangible assets, net...................................        3,391.9              3,370.2
Amounts due from reinsurers.................................................        2,286.2              2,237.0
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        4,013.0              3,754.1
Separate Accounts assets....................................................       40,903.0             46,947.3
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    96,279.0        $   100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    22,132.9        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,589.2             13,542.7
Broker-dealer related payables..............................................        1,508.9              1,260.7
Customers related payables..................................................        1,494.9              1,814.5
Amounts due to reinsurers...................................................          815.2                798.5
Short-term and long-term debt...............................................        2,022.3              1,475.5
Federal income taxes payable................................................        2,041.6              1,885.0
Other liabilities...........................................................        1,684.0              1,702.0
Separate Accounts liabilities...............................................       40,784.5             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,766.0              1,776.0
Minority interest subject to redemption rights..............................          641.3                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       88,480.8             92,720.9
                                                                              -----------------    -----------------

Commitments and contingencies (Note 9)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,697.5              4,694.6
Retained earnings...........................................................        2,849.9              2,653.2
Accumulated other comprehensive income......................................          248.3                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        7,798.2              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    96,279.0        $   100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                                   (UNAUDITED)

                                                           THREE MONTHS ENDED                   SIX MONTHS ENDED
                                                                JUNE 30,                            JUNE 30,
                                                    ----------------------------------  ---------------------------------
                                                         2002               2001             2002              2001
                                                    ----------------   ---------------  ----------------  ---------------
                                                                               (IN MILLIONS)

REVENUES
Universal life and investment-type
  product policy fee income........................ $      330.3       $      340.4     $      671.2      $      686.1
Premiums...........................................        236.6              245.0            471.9             513.7
Net investment income..............................        580.6              580.7          1,171.3           1,192.6
Investment gains (losses), net.....................         24.9              (51.2)           (12.8)            (29.2)
Commissions, fees and other income.................        899.7              783.7          1,654.4           1,558.5
                                                    ----------------   ---------------  ---------------   ---------------
      Total revenues...............................      2,072.1            1,898.6          3,956.0           3,921.7
                                                    ----------------   ---------------  ----------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................        467.6              463.2            928.8             932.3
Interest credited to policyholders' account
  balances.........................................        247.3              249.1            495.1             497.9
Compensation and benefits..........................        295.7              359.5            565.9             575.1
Commissions........................................        203.7              179.7            399.0             380.5
Distribution plan payments.........................        119.0              124.1            237.7             248.2
Amortization of deferred sales commissions.........         60.8               58.2            117.8             116.2
Interest expense...................................         29.1               21.7             50.4              47.2
Amortization of deferred policy acquisition costs..         58.6               57.5            141.3             152.7
Capitalization of deferred policy acquisition costs       (195.0)            (194.1)          (371.7)           (379.6)
Rent expense.......................................         41.5               38.4             82.8              76.6
Amortization of intangible assets, net.............          5.2               44.4             10.5              88.8
Other operating costs and expenses.................        205.0              222.4            427.6             473.8
                                                    ----------------   --------------   ---------------   ---------------
      Total benefits and other deductions..........      1,538.5            1,624.1          3,085.2           3,209.7
                                                    ----------------   ---------------  ----------------  ---------------

Earnings from continuing operations before
  Federal income taxes and minority interest.......        533.6              274.5             870.8            712.0
Federal income tax expense.........................       (147.8)             (57.5)           (222.7)          (176.4)
Minority interest in net income of
  consolidated subsidiaries........................        (99.2)             (96.7)           (201.0)          (188.2)
                                                    ----------------   ---------------  ----------------  ---------------
Earnings from continuing operations................        286.6              120.3             447.1            347.4
(Loss) earnings from discontinued operations, net
  of Federal income taxes..........................         (1.4)              (1.8)              (.4)             8.2
Cumulative effect of accounting change, net of
   Federal income taxes............................          -                  -                 -               (3.5)
                                                    ----------------   ---------------  ----------------  ---------------

Net Earnings....................................... $      285.2       $      118.5      $      446.7      $     352.1
                                                    ================   ===============  ================  ===============



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                     SIX MONTHS ENDED JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning of year and end of period.............  $         2.5        $         2.5
                                                                              -----------------    -----------------

Capital in excess of par value, beginning of year...........................        4,694.6              4,723.8
Increase (decrease) in additional paid in capital in excess of par value....            2.9                (14.8)
                                                                              -----------------    -----------------
Capital in excess of par value, end of period...............................        4,697.5              4,709.0
                                                                              -----------------    -----------------

Retained earnings, beginning of year........................................        2,653.2              3,706.2
Net earnings................................................................          446.7                352.1
Shareholder dividends paid..................................................         (250.0)            (1,500.0)
                                                                              -----------------    -----------------
Retained earnings, end of period............................................        2,849.9              2,558.3
                                                                              -----------------    -----------------

Accumulated other comprehensive income, beginning of year...................          215.4                 12.8
Other comprehensive income..................................................           32.9                 76.3
                                                                              -----------------    -----------------
Accumulated other comprehensive income, end of period.......................          248.3                 89.1
                                                                              -----------------    -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF PERIOD...................................  $     7,798.2        $     7,358.9
                                                                              =================    =================

















                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                     SIX MONTHS ENDED JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

Net earnings................................................................  $       446.7        $       352.1
  Adjustments to reconcile net earnings to net cash provided (used)
    by operating activities:
    Interest credited to policyholders' account balances....................          495.1                497.9
    Universal life and investment-type product policy fee income............         (671.2)              (686.1)
    Net change in broker-dealer and customer related receivables/payables...         (153.2)              (142.2)
    Investment losses, net..................................................           12.8                 29.2
    Decrease in segregated cash and securities, net.........................          331.7                204.3
    Change in deferred policy acquisition costs.............................         (230.0)              (226.0)
    Change in future policy benefits........................................           (6.5)               (13.9)
    Change in property and equipment........................................          (37.2)              (140.8)
    Change in Federal income tax payable....................................          124.5               (470.6)
    Change in accounts payable and accrued expenses.........................           11.8                 47.2
    Other, net..............................................................           53.3                385.0
                                                                              -----------------    -----------------

Net cash provided (used) by operating activities............................          377.8               (163.9)
                                                                              -----------------    -----------------

Cash flows from investing activities:
  Maturities and repayments.................................................        1,355.0              1,192.1
  Sales....................................................................         4,089.9              4,873.4
  Purchases.................................................................       (6,079.8)            (5,107.7)
  (Increase) decrease in short-term investments.............................         (150.5)               186.1
  Other, net................................................................           96.6               (230.9)
                                                                              -----------------    -----------------

Net cash (used) provided by investing activities............................         (688.8)               913.0
                                                                              -----------------    -----------------

Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.............................................................         2,394.9              1,479.5
      Withdrawals and transfers to Separate Accounts.......................        (1,065.0)            (1,392.9)
  Net increase (decrease) in short-term financings..........................          546.4               (156.2)
  Shareholder dividends paid................................................         (250.0)            (1,500.0)
  Other, net................................................................         (176.2)              (248.6)
                                                                              -----------------    -----------------

Net cash provided (used) by financing activities............................        1,450.1             (1,818.2)
                                                                              -----------------    -----------------

Change in cash and cash equivalents.........................................        1,139.1             (1,069.1)
Cash and cash equivalents, beginning of year................................          680.0              2,140.0
                                                                              -----------------    -----------------

Cash and Cash Equivalents, End of Period....................................  $     1,819.1        $     1,070.9
                                                                              =================    =================


Supplemental cash flow information
  Interest Paid.............................................................  $        42.1        $        27.5
                                                                              =================    =================
  Income Taxes Paid.........................................................  $        86.3        $       619.4
                                                                              =================    =================




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (UNAUDITED)


1)    BASIS OF PRESENTATION

      The preparation of the accompanying unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying unaudited interim consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented. All significant intercompany transactions and balances except those with discontinued operations (see
      Note 5) have been eliminated in consolidation. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 2001. The results of operations for the six months ended June 30, 2002 are not necessarily indicative of the results to be expected for the full year.

      The terms "second quarter 2002" and "second quarter 2001" refer to the three months ended June 30, 2002 and 2001, respectively. The terms "first half of 2002" and "first half of 2001" refer to the six months ended June 30, 2002 and 2001, respectively.

      Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the current presentation.

2)    ACCOUNTING CHANGES

      On January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". Upon adoption of SFAS No. 142, amortization of goodwill ceased. Amortization of goodwill and other intangible assets for second quarter and first half of 2001, respectively, was approximately $18.3 million and $36.6 million, net of minority interest of $26.2 million and $52.3 million, of which $1.9 million and $3.8 million, net of minority interest of $3.4 million and $6.8 million, related to intangibles. Net income, excluding goodwill amortization expense, for second quarter and first half of 2001, respectively, would have been $134.9 million and $384.9 million. Amortization of other intangible assets for second quarter and first half of 2002, respectively, was $2.1 million and $4.2 million, net of minority interest of $3.1 million and $6.3 million, and is not expected to vary significantly from that amount in each of the five succeeding periods. The gross carrying amount and accumulated amortization of other intangible assets was $512.6 million and $129.4 million, respectively, at June 30, 2002 and $509.5 million and $118.9 million, respectively, at December 31, 2001. The carrying amount of goodwill was $3,008.7 million and $2,979.6 million, respectively, at June 30, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in the first half of 2002 of transitional impairment testing of indefinite-lived intangible assets and goodwill. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 include interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the FASB and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's result of of operations or its financial position. Upon its adoption of SFAS
      No. 133, the Company reclassified $196.6 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $5.8 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The Company adopted the AICPA's SOP 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

3)    INVESTMENTS


      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                                          SIX MONTHS ENDED
                                                                                               JUNE,
                                                                                 -----------------------------------
                                                                                      2002                2001
                                                                                 ---------------     ---------------
                                                                                           (IN MILLIONS)


      Balances, beginning of year............................................... $       87.6        $     126.2
      Additions charged to income...............................................         13.5               15.8
      Deductions for writedowns and asset dispositions..........................         (6.7)             (25.7)
                                                                                 ---------------     ---------------
      Balances, End of Period................................................... $       94.4        $     116.3
                                                                                 ===============     ===============

      Balances, end of period comprise:
        Mortgage loans on real estate........................................... $       19.9        $      41.1
        Equity real estate......................................................         74.5               75.2
                                                                                 ---------------     ---------------
      Total..................................................................... $       94.4        $     116.3
                                                                                 ===============     ===============


      For the second quarters and first half of 2002 and of 2001, investment income is shown net of investment expenses of $51.7 million, $54.1 million, $101.2 million and $115.4 million, respectively.

      As of June 30, 2002 and December 31, 2001, fixed maturities classified as available for sale had amortized costs of $23,934.8 million and $22,786.7 million. Other equity investments included trading securities having carrying values of $1.3 million and $2.4 million and costs of $4.0 million and $4.9 million at June 30, 2002 and December 31, 2001, respectively, and other equity securities with carrying values of $102.6 million and $59.1 million and costs of $110.2 million and $54.9 million as of June 30, 2002 and December 31, 2001, respectively.

      In the second quarters and first half of 2002 and of 2001, respectively, net unrealized and realized holding (losses) gains on trading account equity securities of $(.3) million, $(.2) million, $.6 million and $26.5 million were included in net investment income in the consolidated statements of earnings.

      For the first half of 2002 and 2001, proceeds received on sales of fixed maturities classified as available for sale amounted to $3,355.7 million and $3,276.0 million, respectively. Gross gains of $56.1 million and $103.7 million and gross losses of $100.7 million and $56.0 million were realized on these sales for the first half of 2002 and 2001, respectively. Unrealized net investment gains related to fixed maturities classified as available for sale increased by $136.5 million during the first half of 2002, resulting in a balance of $615.7 million at June 30, 2002.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                   JUNE 30,          DECEMBER 31,
                                                                                     2002                2001
                                                                                ---------------    -----------------
                                                                                           (IN MILLIONS)


      Impaired mortgage loans with investment valuation allowances............   $     111.0        $       114.2
      Impaired mortgage loans without investment valuation allowances.........          26.9                 30.6
                                                                                ---------------    -----------------
      Recorded investment in impaired mortgage loans..........................         137.9                144.8
      Investment valuation allowances.........................................         (19.9)               (19.2)
                                                                                ---------------    -----------------
      Net Impaired Mortgage Loans.............................................   $     118.0        $       125.6
                                                                                ===============    =================


      During the first half of 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $137.0 million and $137.3 million. Interest income recognized on these impaired mortgage loans totaled $5.2 million and $2.9 million for the first half of 2002 and 2001, respectively.

4)    CLOSED BLOCK


      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                  JUNE 30,           DECEMBER 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other...... $     9,071.0        $     9,049.9
      Other liabilities......................................................          79.9                 53.6
                                                                              -----------------    -----------------
      Total Closed Block liabilities.........................................       9,150.9              9,103.5
                                                                              -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities available for sale, at estimated fair value (amortized
        cost of $4,688.9 and $4,600.4).......................................       4,844.2              4,705.7
      Mortgage loans on real estate..........................................       1,491.5              1,514.4
      Policy loans...........................................................       1,476.6              1,504.4
      Cash and other invested assets.........................................         123.3                141.0
      Other assets...........................................................         221.2                214.7
                                                                              -----------------    -----------------
      Total assets designated to the Closed Block............................       8,156.8              8,080.2
                                                                              -----------------    -----------------





      Excess of Closed Block liabilities over assets designated to
         the Closed Block....................................................         994.1              1,023.3
      Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred Federal
             income tax of $39.6 and $20.4...................................          42.8                 37.8
                                                                              -----------------    -----------------


      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................. $     1,036.9        $     1,061.1
                                                                              =================    =================

      Closed Block revenues and expenses were as follows:

                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002             2001              2002              2001
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

      REVENUES:
      Premiums and other income...............  $      138.2     $      143.6      $      277.4      $     291.5
      Investment income (net of investment
         expenses of $2.4, $1.8, $3.7
         and $2.5)............................         148.3            143.0             292.0            290.7
      Investment (losses) gains, net..........         (23.0)           (14.4)            (19.8)           (12.6)
                                                ---------------  ----------------  ---------------   ---------------
      Total revenues..........................         263.5            272.2             549.6            569.6
                                                ---------------  ----------------  ---------------   ---------------

      BENEFITS AND
      OTHER DEDUCTIONS:
      Policyholders' benefits and dividends...         243.7            253.3             499.3            486.8
      Other operating costs and expenses......           4.7              5.0               9.5              9.6
                                                ---------------  ----------------  ---------------   ---------------
      Total benefits and other deductions.....         248.4            258.3             508.8            496.4
                                                ---------------  ----------------  ---------------   ---------------

      Net revenues before Federal income
         taxes................................          15.1             13.9              40.8             73.2
      Federal income taxes....................          (6.5)            (5.3)            (16.6)           (26.6)
                                                ---------------  ----------------  ---------------   ---------------
      Net Revenues............................  $        8.6     $        8.6      $       24.2      $      46.6
                                                ===============  ================  ===============   ===============

5)    DISCONTINUED OPERATIONS


      Summarized financial information for discontinued operations follows:


                                                                                  JUNE 30,          DECEMBER 31,
                                                                                    2002                2001
                                                                              -----------------  -------------------
                                                                                          (IN MILLIONS)

      BALANCE SHEETS
      Fixed maturities available for sale, at estimated fair value
         (amortized cost $538.1 and $542.9)..................................  $      554.6       $       559.6
      Equity real estate.....................................................         212.7               252.0
      Mortgage loans on real estate..........................................          96.5               160.3
      Other equity investments...............................................          18.5                22.3
      Other invested assets..................................................            .8                  .4
                                                                              -----------------  -------------------
           Total investments.................................................         883.1               994.6
      Cash and cash equivalents..............................................         164.5                41.1
      Other assets...........................................................         151.8               152.6
                                                                              -----------------  -------------------
      Total Assets...........................................................  $    1,199.4       $     1,188.3
                                                                              =================  ===================

      Policyholders liabilities..............................................  $      919.6       $       932.9
      Allowance for future losses............................................         171.8               139.9
      Other liabilities......................................................         108.0               115.5
                                                                              -----------------  -------------------
      Total Liabilities......................................................  $    1,199.4       $     1,188.3
                                                                              =================  ===================


                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002              2001             2002              2001
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Investment income (net of investment
        expenses of $4.8, $6.3, $9.5
        and $12.5)............................. $       19.3      $      17.6      $       40.6      $       51.8
      Investment gains, net....................         37.0             10.5              38.6              12.0
      Policy fees, premiums and
         other income..........................           .2              (.1)               .2               (.1)
                                                ---------------   ---------------  ---------------   ---------------

      Total revenues...........................         56.5             28.0              79.4              63.7

      Benefits and other deductions............         23.2             27.3              47.8              51.8
      Earnings credited to allowance for
        future losses..........................         33.3               .7              31.6              11.9
                                                ---------------   ---------------  ---------------   ---------------
      Pre-tax results from operations..........          -                -                 -                 -
      Pre-tax (loss) earnings from
        (strengthening) releasing the
        allowance for future losses............         (2.2)            (2.7)              (.7)             12.7
      Federal income tax benefit (expense).....           .8               .9                .3              (4.5)
                                                ---------------   ---------------  ---------------   ---------------
      (Loss) Income from Discontinued
         Operations............................ $       (1.4)     $      (1.8)     $        (.4)     $        8.2
                                                ===============   ===============  ===============   ===============

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. These updated assumptions and estimates resulted in a strengthening or release of the allowance in each of the periods presented above.
                                                                            F-9

      Management believes the allowance for future losses at June 30, 2002 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $.4 million and $5.0 million on equity real estate were held at June 30, 2002 and December 31, 2001, respectively.

6)    VARIABLE ANNUITY CONTRACTS - GUARANTEED MINIMUM INCOME AND DEATH
      BENEFITS

      Equitable Life issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. Equitable Life bears the risk that protracted under-performance of the financial markets could result in GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life reinsures, subject to certain maximum amounts or caps in any one period, approximately 70.0% of its current liability exposure resulting from the GMIB feature.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. The estimated fair values of the GMIB reinsurance contracts at March 31, 2002 and December 31, 2001 were approximately zero based on management's estimates of future contract cash flows and experience. Due primarily to significant further equity market declines during the second quarter 2002, the estimated fair value of the GMIB reinsurance contracts (reported in the consolidated balance sheets in Other assets) increased to $138.0 million at June 30, 2002. This increase in estimated fair value of $138.0 million is reflected in Commissions, fees and other income in the consolidated statements of earnings for the three and six months ended June 30, 2002.

      Although SFAS No. 133 requires Equitable Life to record the GMIB reinsurance contracts at fair value, it does not allow reporting of Equitable Life's GMIB obligation to contractholders as an embedded derivative at fair value. Further, SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," prohibits the recording of a liability for the GMIB feature. The unrecorded estimated fair values of Equitable Life's GMIB feature, determined using the same estimation methodologies applied in the determination of the related reinsurance assets, were $191.0 million and approximately zero at June 30, 2002 and December 31, 2001, respectively. Therefore, the net fair values of the GMIB feature and related reinsurance were $(53.0) million and approximately zero as of June 30, 2002 and December 31, 2001, respectively. Since there is no readily available market for the GMIB feature or GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      Equitable Life also issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. As with GMIB, Equitable Life bears the risk that protracted under-performance of the financial markets could result in GMDB benefits being higher than what accumulated policyholder account balances would support. At June 30, 2002, Equitable Life had reinsured in the aggregate approximately 15.0% of its current exposure to the GMDB obligation on annuity contracts in-force. GMDB related policyholder benefits incurred, net of related reinsurance, were $19.4 million and $4.5 million for the six months ended June 30, 2002 and 2001, respectively. SFAS No. 133 does not permit reporting of Equitable Life's GMDB obligation to contractholders or GMDB reinsurance contracts at fair value, and SFAS No. 97 prohibits the recording of a liability for the GMDB feature. A proposed AICPA SOP, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "Proposed SOP"), however, would allow recording of a GMDB liability under certain circumstances. Based on management's understanding of the yet-to-be-adopted Proposed SOP, the unrecorded GMDB liabilities, net of reinsurance, were estimated to be $73.0 million and $28.0 million at June 30, 2002 and December 31, 2001, respectively. The determination of this estimated liability is based on proposed accounting guidance which is subject to change prior to release of a final document and is expected to be effective January 1, 2004 at the earliest. The determination of this liability is also based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The scope of coverage of a portion of Equitable Life's reinsurance for its exposure from its GMIB and GMDB features is currently the subject of a dispute between Equitable Life and one of its reinsurers representing approximately 20.0% of its June 30, 2002 liability exposure related to the GMIB feature and approximately 5.0% of its June 30, 2002 exposure to the GMDB obligation on annuity contracts in-force. That dispute is scheduled for arbitration in early 2003. Although the outcome cannot be predicted with certainty, the Company's management does not believe that the outcome of such arbitration will reduce its reinsurance coverage to an extent that would have a material effect on the Company's consolidated financial position or results of operations.


7)    FEDERAL INCOME TAXES

      Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

8)    STOCK APPRECIATION RIGHTS

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(14.5) million and $2.9 million for the second quarters of 2002 and 2001, and of $(8.5) million and $(33.2) million for the first half of 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended June 30, 2002 and 2001.

9)    LITIGATION

      There have been no new material legal proceedings and no material developments in specific litigations previously reported in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 2001, except as described below:

      In FRANZE, in July 2002, the Court of Appeals reversed the District Court's decision certifying the class on the ground that the named plaintiffs lacked standing to assert claims against Equitable Life because their claims were time-barred. The case has been remanded to the District Court.

      In McEACHERN, in March 2002, plaintiff filed a motion to alter or amend the court's judgment and requested an additional 30 days to amend the complaint.

      In PATENAUDE, in May 2002, the United States Court of Appeals for the Ninth Circuit affirmed the judgment of the District Court which dismissed the complaint.

      In MALHOLTRA, in March 2002, defendants filed a motion to dismiss plaintiffs' amended complaint.

      In the Mississippi Actions, two additional lawsuits were filed in April and May 2002 respectively, one by 79 additional plaintiffs and the second, by four additional plaintiffs. In April 2002, Equitable Life filed a notice of removal of the case involving 79 plaintiffs from Mississippi State Court to the United States District Court for the Northern District of Mississippi. Plaintiffs' motion to remand was denied by the Federal District Court in June 2002. Plaintiffs' motion for reconsideration is pending before the District Court. In June 2002, an additional lawsuit was filed by 25 additional plaintiffs.

      In THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In FISCHEL, in May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for benefits under ERISA. The court directed the parties to file briefs in September 2002 addressing the relief to which plaintiffs are entitled in light of the May 2002 order.

      In HIRT, in April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Defendants responded to that motion in May 2002. Also, in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed.

      In IN RE AXA FINANCIAL, INC. SHAREHOLDERS LITIGATION, a hearing with respect to approval of the proposed settlement was held in March 2002. In May 2002, the court approved the settlement and in June 2002, one shareholder appealed.

      In UHRIK, a hearing with respect to approval of the proposed settlement was held in June 2002 and the court entered an Order and Final Judgment approving the settlement and dismissing the case. The deadline to appeal the Order and Final Judgment has passed.

      In MILLER, in April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the amended class action complaint. In May 2002, defendants filed a motion to dismiss the second amended complaint.

      Plaintiffs in the BENAK, ROY, ROFFE, TATEM and GISSEN cases have moved to consolidate the complaints and in May 2002, those cases were consolidated in the Federal District Court in the District of New Jersey. In July 2002, a complaint entitled PFEIFFER V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("Pfeiffer Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Pfeiffer Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiff's allegations in the Pfeiffer Complaint are without merit and intends to vigorously defend against these allegations.

      Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such litigations will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corporation Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. Alliance believes the allegations of the complaint as to it are without merit and intends to vigorously defend against these allegations. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial condition.

      In May, 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. In June 2002, Alliance moved to dismiss the SBA Complaint. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial condition.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect on the Company's consolidated results of operations in any particular period.

10)   BUSINESS SEGMENT INFORMATION

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes and minority interest to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                        THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                             JUNE 30,                           JUNE 30,
                                                 ---------------------------------  ----------------------------------
                                                      2002              2001             2002              2001
                                                 ---------------   ---------------  ---------------   ----------------
                                                                            (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance...............................  $    1,368.2      $   1,161.9      $    2,549.1      $   2,465.8
       Investment Services.....................         722.7            759.9           1,445.5          1,503.6
       Consolidation/elimination...............         (18.8)           (23.2)            (38.6)           (47.7)
                                                 ---------------   ---------------  ---------------   ----------------
       Total Revenues..........................  $    2,072.1      $   1,898.6      $    3,956.0      $   3,921.7
                                                 ===============   ===============  ===============   ================

       SEGMENT EARNINGS FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
       Insurance...............................  $      373.7      $     122.6      $      546.6      $     414.2
       Investment Services.....................         159.9            151.9             324.2            297.8
                                                 ---------------   ---------------  ---------------   ----------------
       Total Earnings from Continuing
          Operations before Federal Income
          Taxes and Minority Interest..........  $      533.6      $     274.5      $      870.8      $     712.0
                                                 ===============   ===============  ===============   ================




                                                                                   JUNE 30,          DECEMBER 31,
                                                                                     2002                2001
                                                                                ---------------    -----------------
                                                                                           (IN MILLIONS)

      ASSETS:
      Insurance.........................................................      $    81,604.7       $    84,572.2
      Investment Services...............................................           14,758.9            15,808.8
      Consolidation/elimination.........................................              (84.6)              (94.4)
                                                                             ------------------   ------------------
      Total Assets......................................................      $    96,279.0       $   100,286.6
                                                                             ==================   ==================

11)   RELATED PARTY TRANSACTIONS


      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $8.8 million, $16.7 million, $7.6 million and $12.6 million, respectively, for the second quarter and first six months of 2002 and of 2001.

      The Company paid $154.1 million, $312.8 million, $144.3 million and $304.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for the second quarter and first six months of 2002 and of 2001. The Company charged AXA Distribution's subsidiaries $111.8 million, $231.8 million, $121.6 million and $245.9 million, respectively, for their applicable share of operating expenses for the second quarter and first six months of 2002 and of 2001, pursuant to the Agreements for Services.

12)   COMPREHENSIVE INCOME


      The components of comprehensive income for second quarters 2002 and 2001 and the first half of 2002 and of 2001 are as follows:


                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002              2001             2002              2001
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)



      Net earnings............................. $      285.2      $     118.5      $      446.7      $      352.1
                                                ---------------   ---------------  ---------------   ---------------

      Change in unrealized gains (losses),
        net of reclassification adjustment.....        176.0            (94.1)             32.9              76.3
                                                ---------------   ---------------  ---------------   ---------------

      Other comprehensive income (loss)........        176.0            (94.1)             32.9              76.3
                                                ---------------   ---------------  ---------------   ---------------

      Comprehensive Income..................... $      461.2      $      24.4      $      479.6      $      428.4
                                                ===============   ===============  ===============   ===============

13)   SHAREHOLDER DIVIDENDS

      In second quarters 2002 and 2001, respectively, the Company paid cash shareholder dividends totaling $250.0 million and $1.5 billion.

The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED DECEMBER 15, 2002, TO THE MAY 1, 2002 PROSPECTUS
AND SUPPLEMENTS TO PROSPECTUS FOR:

INCENTIVE LIFE(SM)
INCENTIVE LIFE PLUS(R)
SURVIVORSHIP INCENTIVE LIFE
SURVIVORSHIP 2000
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and Supplements to prospectuses as further supplemented to date (together the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.   NEW VARIABLE INVESTMENT OPTIONS:

The following is added to the Prospectus under "Fee Table":

A. We anticipate making available the variable investment option described below on or about December 15, 2002, subject to state availability.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              FEE WAIVERS AND/OR
                                                                                              EXPENSE              NET TOTAL ANNUAL
PORTFOLIO NAME                  MANAGEMENT FEES(1) OTHER EXPENSES(2)  TOTAL ANNUAL EXPENSES   REIMBURSEMENTS(3)    EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional     0.80%              0.35%              1.15%                    (0.05)%              1.10%
Funds, Inc. - U.S. Real Estate
Portfolio-Share Class I
------------------------------------------------------------------------------------------------------------------------------------

----------------
1 The management fees cannot be increased without a vote of each Portfolio's shareholders.

2 The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Initial seed capital was invested for the OCC Accumulation Trust-PIMCO Renaissance Portfolio on July 10, 2002; thus "Other Expenses" shown have been estimated.

3 Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than 1.10%. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. See the prospectus for the underlying Fund for more information about the Expense Limitation Agreement.


2. In "Policy features and benefits" under "Investment Options within your policy," the "Variable investment options" section is modified as follows:

     (i) The twenty-third bullet regarding Morgan Stanley Investment Management is deleted in its entirety.

     (ii) The following is added as a new bullet:

     o Van Kampen (which is the name under which Morgan Stanley Investment Management Inc. does business in certain instances including as the adviser of the U.S. Real Estate Portfolio of The Universal Institutional Funds, Inc. and as the subadviser of the EQ/Emerging Markets Equity Option)


                                                                          x00453
                                                                             ADL

3. A new section is added under "Tax Information" in the Prospectus as follows:

     PUBLICLY TRADED OR PUBLICLY REPORTING COMPANIES: SARBANES-OXLEY

     Public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

4. In "Financial Statements of Separate Account FP and Equitable Life" the following is added as the second sentence:

The following financial statements of Separate Account FP and Equitable Life as of June 30, 2002 are unaudited.
































           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP
INDEX TO FINANCIAL STATEMENTS


Unaudited Financial Statements:
   Statements of Assets and Liabilities,
   June 30, 2002........................................................    A-2
   Statements of Operations for the Six Months Ended
   June 30, 2002........................................................   A-16
   Statements of Changes in Net Assets for the Six Months
   Ended June 30, 2002..................................................   A-22
   Notes to Financial Statements........................................   A-28


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Unaudited Consolidated Financial Statements:
   Consolidated Balance Sheets, June 30, 2002 and
   December 31, 2001....................................................    F-1
   Consolidated Statements of Earnings, Three and Six Months
   Ended June 30, 2002 and 2001.........................................    F-2
   Consolidated Statements of Shareholder's Equity and
   Comprehensive Income for the Six Months Ended
   June 30, 2002 and 2001...............................................    F-3
   Consolidated Statements of Cash Flows for the Six Months
   ended June 30, 2002 and 2001.........................................    F-4
   Notes to Consolidated Financial Statements...........................    F-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2002 (Unaudited)


                                                                                       AXA Premier VIP
                                                   AXA Premier VIP   AXA Premier VIP    International
                                                      Core Bond        Health Care         Equity
                                                  ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................     $3,320,895        $  989,710         $8,307
Receivable for Trust shares sold ................             --                --             22
Receivable for policy-related transactions ......        137,485             4,003             --
                                                      ----------        ----------         ------
  Total assets ..................................      3,458,380           993,713          8,329
                                                      ----------        ----------         ------
Liabilities:
Payable for Trust shares purchased ..............        137,485             4,003             --
Payable for policy-related transactions .........             --                --             22
                                                      ----------        ----------         ------
  Total liabilities .............................        137,485             4,003             22
                                                      ----------        ----------         ------
Net Assets ......................................     $3,320,895        $  989,710         $8,307
                                                      ==========        ==========         ======
Net Assets:
Accumulation Units ..............................     $3,320,296        $  989,241         $8,305
Accumulation nonunitized ........................             --                --             --
Retained by Equitable Life in Separate
 Account FP .....................................            599               469              2
                                                      ----------        ----------         ------
Total net assets ................................     $3,320,895        $  989,710         $8,307
                                                      ==========        ==========         ======
Investments in shares of The Trust, at cost .....     $3,333,846        $1,035,704         $8,157
Trust shares held
 Class A ........................................             --                --             --
 Class B ........................................        327,632           115,772            872



                                                   AXA Premier VIP   AXA Premier VIP                     AXA Premier VIP
                                                    Large Cap Core      Large Cap      AXA Premier VIP    Small/Mid Cap
                                                        Equity            Growth       Large Cap Value        Growth
                                                  ----------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................       $   --            $   --            $   --            $1,765
Receivable for Trust shares sold ................           --                --                --                --
Receivable for policy-related transactions ......           --                --                --                --
                                                        ------            ------            ------            ------
  Total assets ..................................           --                --                --             1,765
                                                        ------            ------            ------            ------
Liabilities:
Payable for Trust shares purchased ..............           --                --                --                --
Payable for policy-related transactions .........           --                --                --                --
                                                        ------            ------            ------            ------
  Total liabilities .............................           --                --                --                --
                                                        ------            ------            ------            ------
Net Assets ......................................       $   --            $   --            $   --            $1,765
                                                        ======            ======            ======            ======
Net Assets:
Accumulation Units ..............................       $   --            $   --            $   --            $1,765
Accumulation nonunitized ........................           --                --                --                --
Retained by Equitable Life in Separate
 Account FP .....................................           --                --                --                --
                                                        ------            ------            ------            ------
Total net assets ................................       $   --            $   --            $   --            $1,765
                                                        ======            ======            ======            ======
Investments in shares of The Trust, at cost .....       $   --            $   --            $   --            $1,880
Trust shares held
 Class A ........................................           --                --                --                --
 Class B ........................................           --                --                --               235

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                           AXA Premier VIP
                                                                                              Core Bond
                                                                                          -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................            9
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           23
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
 Survivorship 2000 - Class B 0.90% ......................................................           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --
Survivorship Incentive Life - Class B 0.60% .............................................           --
Other products offered by Separate Account FP ...........................................           --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 102.75
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $ 102.44
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Survivorship 2000 - Class B 0.90% .......................................................     $ 102.29
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $     --
Net Assets of other products offered by Separate Account FP (000's) .....................     $     --



                                                                                                             AXA Premier VIP
                                                                                           AXA Premier VIP    International
                                                                                             Health Care         Equity
                                                                                          ----------------- ----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           11               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --               --
 Survivorship 2000 - Class B 0.90% ......................................................           --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........           --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --               --
Survivorship Incentive Life - Class B 0.60% .............................................           --               --
Other products offered by Separate Account FP ...........................................           --               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................      $ 85.49          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................      $    --          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................      $ 85.24          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................      $    --          $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $    --          $ 94.97
Survivorship 2000 - Class B 0.90% .......................................................      $ 85.11          $ 94.83
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............      $    --          $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $    --          $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................      $    --          $    --
Survivorship Incentive Life - Class B 0.60% .............................................      $    --          $    --
Net Assets of other products offered by Separate Account FP (000's) .....................      $    --          $    --



                                                                                           AXA Premier VIP   AXA Premier VIP
                                                                                            Large Cap Core      Large Cap
                                                                                                Equity            Growth
                                                                                          ----------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
 Survivorship 2000 - Class B 0.90% ......................................................           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --                --
Survivorship Incentive Life - Class B 0.60% .............................................           --                --
Other products offered by Separate Account FP ...........................................           --                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................      $    --           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $ 85.58           $ 76.14
Survivorship 2000 - Class B 0.90% .......................................................      $ 85.45           $ 76.03
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........      $    --           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $    --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................      $    --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................      $    --           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................      $    --           $    --



                                                                                                             AXA Premier VIP
                                                                                           AXA Premier VIP    Small/Mid Cap
                                                                                           Large Cap Value        Growth
                                                                                          ----------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
 Survivorship 2000 - Class B 0.90% ......................................................           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --                --
Survivorship Incentive Life - Class B 0.60% .............................................           --                --
Other products offered by Separate Account FP ...........................................           --                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................      $    --           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $ 91.44           $ 74.90
Survivorship 2000 - Class B 0.90% .......................................................      $ 91.30           $ 74.79
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........      $    --           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $    --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................      $    --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................      $    --           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................      $    --           $    --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                   AXA Premier VIP
                                                    Small/Mid Cap   AXA Premier VIP   EQ/Aggressive
                                                        Value          Technology         Stock
                                                  ---------------- ----------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $2,263,068          $  --        $478,551,458
Receivable for Trust shares sold ................            --             --           1,098,475
Receivable for policy-related transactions ......        19,900             --                  --
                                                     ----------          -----        ------------
  Total assets ..................................     2,282,968             --         479,649,933
                                                     ----------          -----        ------------
Liabilities:
Payable for Trust shares purchased ..............        19,900             --                  --
Payable for policy-related transactions .........            --             --           1,194,880
                                                     ----------          -----        ------------
  Total liabilities .............................        19,900             --           1,194,880
                                                     ----------          -----        ------------
Net Assets ......................................    $2,263,068          $  --        $478,455,053
                                                     ==========          =====        ============
Net Assets:
Accumulation Units ..............................    $2,262,376          $  --        $477,352,695
Accumulation nonunitized ........................            --             --             982,508
Retained by Equitable Life in Separate
 Account FP .....................................           692             --             119,850
                                                     ----------          -----        ------------
Total net assets ................................    $2,263,068             --        $478,455,053
                                                     ==========          =====        ============
Investments in shares of The Trust, at cost .....    $2,405,903          $  --        $633,470,705
Trust shares held                                            --             --                  --
 Class A ........................................            --             --          24,545,111
 Class B ........................................       260,379             --             388,809



                                                                                      EQ/Alliance
                                                     EQ/Alliance      EQ/Alliance      Growth and      EQ/Alliance
                                                     Common Stock        Global          Income      Growth Investors
                                                  ----------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $1,835,156,551    $381,106,159    $363,262,983      $810,252,495
Receivable for Trust shares sold ................       6,286,242       1,460,102         308,912           779,614
Receivable for policy-related transactions ......              --              --              --                --
                                                   --------------    ------------    ------------      ------------
  Total assets ..................................   1,841,442,793     383,566,261     363,571,895       811,032,109
                                                   --------------    ------------    ------------      ------------
Liabilities:
Payable for Trust shares purchased ..............              --              --              --                --
Payable for policy-related transactions .........       6,373,564       1,526,693         437,653           859,365
                                                   --------------    ------------    ------------      ------------
  Total liabilities .............................       6,373,564       1,526,693         437,653           859,365
                                                   --------------    ------------    ------------      ------------
Net Assets ......................................  $1,835,069,229    $381,039,568    $363,134,242      $810,172,744
                                                   ==============    ============    ============      ============
Net Assets:
Accumulation Units ..............................  $1,928,766,223    $380,469,373    $362,754,710      $809,641,122
Accumulation nonunitized ........................       5,058,100         469,532         155,977           390,135
Retained by Equitable Life in Separate
 Account FP .....................................         244,906         100,663         223,555           141,487
                                                   --------------    ------------    ------------      ------------
Total net assets ................................  $1,835,069,229    $381,039,568    $363,134,242      $810,172,744
                                                   ==============    ============    ============      ============
Investments in shares of The Trust, at cost .....  $3,303,885,544    $486,020,597    $432,422,752      $963,719,040
Trust shares held                                              --              --              --                --
 Class A ........................................     151,319,728      28,939,549      21,116,521        53,201,818
 Class B ........................................       8,080,604       1,545,434       3,940,424         1,724,511

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                           AXA Premier VIP
                                                                                            Small/Mid Cap   AXA Premier VIP
                                                                                                Value          Technology
                                                                                          ---------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           2                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................          21                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --                --
Survivorship 2000 - Class B 0.90% .......................................................          --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --                --
Survivorship Incentive Life - Class B 0.60% .............................................          --                --
Other products offered by Separate Account FP ...........................................          --                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 86.91           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $ 86.66           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $    --           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --           $ 67.48
Survivorship 2000 - Class B 0.90% .......................................................     $ 86.53           $ 67.38
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $    --           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $    --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $    --           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................     $    --           $    --



                                                                                           EQ/Aggressive    EQ/Alliance
                                                                                               Stock       Common Stock
                                                                                          --------------- --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         347              710
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Survivorship 2000 - Class B 0.90% .......................................................          --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         122               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --               --
Survivorship Incentive Life - Class B 0.60% .............................................          --            1,249
Other products offered by Separate Account FP ...........................................       1,018            3,286
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................    $ 117.60       $   195.47
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................    $     --       $       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................    $     --       $       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................    $     --       $       --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $     --       $       --
Survivorship 2000 - Class B 0.90% .......................................................    $  59.75       $    73.06
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........    $     --       $       --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $  60.47       $       --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................    $     --       $    59.03
Survivorship Incentive Life - Class B 0.60% .............................................    $     --       $       --
Net Assets of other products offered by Separate Account FP (000's) .....................    $429,310       $1,599,025



                                                                                                         EQ/Alliance
                                                                                           EQ/Alliance    Growth and
                                                                                              Global        Income
                                                                                          ------------- -------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................        210           196
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................         --            --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --            --
Survivorship 2000 - Class B 0.90% .......................................................         --            --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............         --            --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --           578
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................        279            --
Survivorship Incentive Life - Class B 0.60% .............................................         --            --
Other products offered by Separate Account FP ...........................................      1,287         1,267
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................   $ 141.68      $ 256.00
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................   $     --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................   $     --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................   $     --      $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --      $     --
Survivorship 2000 - Class B 0.90% .......................................................   $  74.73      $ 112.01
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........   $     --      $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --      $  98.13
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................   $  68.55      $     --
Survivorship Incentive Life - Class B 0.60% .............................................   $     --      $     --
Net Assets of other products offered by Separate Account FP (000's) .....................   $331,415      $255,878



                                                                                             EQ/Alliance
                                                                                           Growth Investors
                                                                                          -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          295
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Survivorship 2000 - Class B 0.90% .......................................................           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          305
Survivorship Incentive Life - Class B 0.60% .............................................           --
Other products offered by Separate Account FP ...........................................        2,264
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 184.87
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Survivorship 2000 - Class B 0.90% .......................................................     $  92.75
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $  82.97
Survivorship Incentive Life - Class B 0.60% .............................................     $     --
Net Assets of other products offered by Separate Account FP (000's) .....................     $729,766

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                  EQ/Alliance
                                                 Intermediate
                                                  Government     EQ/Alliance      EQ/Alliance
                                                  Securities    International    Money Market
                                                -------------- --------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................  $149,513,656    $59,549,691     $481,612,056
Receivable for Trust shares sold ..............            --        970,063               --
Receivable for policy-related transactions ....            --             --       11,038,100
                                                 ------------    -----------     ------------
  Total assets ................................   149,513,656     60,519,754      492,650,156
                                                 ------------    -----------     ------------
Liabilities:
Payable for Trust shares purchased ............       157,154             --       10,971,091
Payable for policy-related transactions .......       527,990      1,062,259               --
                                                 ------------    -----------     ------------
  Total liabilities ...........................       685,144      1,062,259       10,971,091
                                                 ------------    -----------     ------------
Net Assets ....................................  $148,828,512    $59,457,495     $481,679,065
                                                 ============    ===========     ============
Net Assets:
Accumulation Units ............................  $148,233,983    $59,254,821     $479,854,145
Accumulation nonunitized ......................       300,138         47,758        1,871,911
Retained by Equitable Life in Separate
 Account FP ...................................       294,391        154,916          (46,991)
                                                 ------------    -----------     ------------
Total net assets ..............................  $148,828,512    $59,457,495     $481,679,065
                                                 ============    ===========     ============
Investments in shares of The Trust, at cost ...  $142,297,003    $65,576,793     $481,486,332
Trust shares held                                          --             --               --
 Class A ......................................    13,277,834      6,445,403       36,594,640
 Class B ......................................     1,359,595        773,908        9,532,860



                                                                                  EQ/Alliance
                                                   EQ/Alliance     EQ/Alliance     Small Cap      EQ/Alliance
                                                 Premier Growth   Quality Bond       Growth       Technology
                                                ---------------- -------------- --------------- --------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................   $ 89,556,498    $153,812,151   $133,616,597    $35,416,932
Receivable for Trust shares sold ..............         81,446              --         31,010             --
Receivable for policy-related transactions ....             --              --             --             --
                                                  ------------    ------------   ------------    -----------
  Total assets ................................     89,637,944     153,812,151    133,647,607     35,416,932
                                                  ------------    ------------   ------------    -----------
Liabilities:
Payable for Trust shares purchased ............             --         537,868             --         13,838
Payable for policy-related transactions .......        355,268         301,147         77,408         10,921
                                                  ------------    ------------   ------------    -----------
  Total liabilities ...........................        355,268         839,015         77,408         24,759
                                                  ------------    ------------   ------------    -----------
Net Assets ....................................   $ 89,282,676    $152,973,136   $135,570,199    $35,392,173
                                                  ============    ============   ============    ===========
Net Assets:
Accumulation Units ............................   $ 89,229,929    $152,706,206   $133,497,740    $35,292,736
Accumulation nonunitized ......................             --         110,390             --             --
Retained by Equitable Life in Separate
 Account FP ...................................         52,747         156,540         72,459         99,437
                                                  ------------    ------------   ------------    -----------
Total net assets ..............................   $ 89,282,676    $152,973,136   $133,570,199    $35,392,173
                                                  ============    ============   ============    ===========
Investments in shares of The Trust, at cost ...   $117,084,667    $150,655,636   $157,358,267    $49,712,852
Trust shares held                                           --              --             --             --
 Class A ......................................             --      13,687,487     10,271,897          1,338
 Class B ......................................     15,561,514       1,744,812      2,183,774      9,916,551

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                         EQ/Alliance
                                                                                        Intermediate
                                                                                         Government     EQ/Alliance
                                                                                         Securities    International
                                                                                       -------------- ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................         262             78
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................          --             --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................          --             --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          --             --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --             --
Survivorship 2000 - Class B 0.90% ....................................................          --             --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........          --             --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --             --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................         115             78
Survivorship Incentive Life - Class B 0.60% ..........................................          --             --
Other products offered by Separate Account FP ........................................         476            422
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................    $ 166.33       $ 110.22
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................    $     --       $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................    $     --       $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................    $     --       $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --       $     --
Survivorship 2000 - Class B 0.90% ....................................................    $ 121.50       $  77.77
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........    $     --       $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --       $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................    $ 120.01       $  80.19
Survivorship Incentive Life - Class B 0.60% ..........................................    $     --       $     --
Net Assets of other products offered by Separate Account FP (000's) ..................    $ 90,790       $ 44,372



                                                                                         EQ/Alliance     EQ/Alliance
                                                                                        Money Market   Premier Growth
                                                                                       -------------- ----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................         665            109
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................          --             --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................          --          1,364
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          --             --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --             --
Survivorship 2000 - Class B 0.90% ....................................................          --             75
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........          --             --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --             --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................         852             --
Survivorship Incentive Life - Class B 0.60% ..........................................          --             --
Other products offered by Separate Account FP ........................................       1,343              7
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................    $ 144.35        $ 58.39
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................    $     --        $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................    $     --        $ 57.32
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................    $     --        $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --        $    --
Survivorship 2000 - Class B 0.90% ....................................................    $ 114.14        $ 56.80
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........    $     --        $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --        $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................    $ 115.50        $    --
Survivorship Incentive Life - Class B 0.60% ..........................................    $     --        $    --
Net Assets of other products offered by Separate Account FP (000's) ..................    $ 20,538        $   399



                                                                                                       EQ/Alliance
                                                                                         EQ/Alliance    Small Cap   EQ/Alliance
                                                                                        Quality Bond     Growth     Technology
                                                                                       -------------- ------------ ------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................         276           143         104
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................          --            --          --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................          --            --         853
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          --            --          --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --            --          --
Survivorship 2000 - Class B 0.90% ....................................................          --            --          40
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........          --            --          --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................         141           246          --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................          --            --          --
Survivorship Incentive Life - Class B 0.60% ..........................................          --            --          --
Other products offered by Separate Account FP ........................................         554           741           3
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................    $ 176.37      $ 128.15     $ 35.72
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................    $     --      $     --     $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................    $     --      $     --     $ 35.24
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................    $     --      $     --     $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --      $     --     $    --
Survivorship 2000 - Class B 0.90% ....................................................    $ 119.92      $  93.14     $ 35.01
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........    $     --      $     --     $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $ 119.28      $  94.25     $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................    $     --      $     --     $    --
Survivorship Incentive Life - Class B 0.60% ..........................................    $     --      $     --     $    --
Net Assets of other products offered by Separate Account FP (000's) ..................    $  8,289      $  8,321     $   114

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                        EQ/Calvert
                                                                      EQ/Bernstein       Socially
                                                    EQ/Balanced    Diversified Value   Responsible
                                                  --------------- ------------------- -------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $618,937,845       $103,142,159        $  --
Receivable for Trust shares sold ................       268,217                 --           --
Receivable for policy-related transactions ......            --            381,933           --
                                                   ------------       ------------        -----
  Total assets ..................................   619,206,062        103,524,092           --
                                                   ------------       ------------        -----
Liabilities:
Payable for Trust shares purchased ..............            --            430,990           --
Payable for policy-related transactions .........       809,813                 --           --
                                                   ------------       ------------        -----
  Total liabilities .............................       809,813            430,990           --
                                                   ------------       ------------        -----
Net Assets ......................................  $618,396,249       $103,093,102        $  --
                                                   ============       ============        =====
Net Assets:
Accumulation Units ..............................  $615,340,760       $103,030,969        $  --
Accumulation nonunitized ........................     2,963,378                 --           --
Retained by Equitable Life in Separate
 Account FP .....................................       119,111             62,133           --
                                                   ------------       ------------        -----
Total net assets ................................  $618,396,249       $103,093,102           --
                                                   ============       ============        =====
Investments in shares of The Trust, at cost .....  $734,028,584       $110,288,338        $  --
Trust shares held                                            --                 --           --
 Class A ........................................    45,472,915                 --           --
 Class B ........................................     1,548,177          9,124,555           --



                                                                          EQ/Capital      EQ/Capital
                                                   EQ/Capital Guardian     Guardian     Guardian U.S.    EQ/Emerging
                                                      International        Research         Equity      Markets Equity
                                                  --------------------- -------------- --------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................       $1,256,607       $11,179,221     $15,891,384     $45,817,622
Receivable for Trust shares sold ................               --                --           5,836         854,653
Receivable for policy-related transactions ......            8,272           206,594              --              --
                                                        ----------       -----------     -----------     -----------
  Total assets ..................................        1,264,879        11,385,815      15,897,220      46,672,275
                                                        ----------       -----------     -----------     -----------
Liabilities:
Payable for Trust shares purchased ..............            8,272           183,243              --              --
Payable for policy-related transactions .........               --                --           5,843         858,696
                                                        ----------       -----------     -----------     -----------
  Total liabilities .............................            8,272           183,243           5,843         858,696
                                                        ----------       -----------     -----------     -----------
Net Assets ......................................       $1,256,607       $11,202,572     $15,891,377     $45,813,579
                                                        ==========       ===========     ===========     ===========
Net Assets:
Accumulation Units ..............................       $1,156,600       $11,065,576     $15,774,303     $45,783,394
Accumulation nonunitized ........................               --                --              --              --
Retained by Equitable Life in Separate
 Account FP .....................................          100,007           136,996         117,074          30,185
                                                        ----------       -----------     -----------     -----------
Total net assets ................................       $1,256,607       $11,202,572     $15,891,377     $45,813,579
                                                        ==========       ===========     ===========     ===========
Investments in shares of The Trust, at cost .....       $1,417,124       $13,003,800     $18,256,020     $52,345,441
Trust shares held                                               --                --              --              --
 Class A ........................................           11,285         1,220,603       1,851,181              --
 Class B ........................................          136,938             9,105           9,792       7,848,931

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                                            EQ/Bernstein
                                                                                           EQ/Balanced   Diversified Value
                                                                                          ------------- -------------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................        178              215
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         --              697
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................         --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --               --
Survivorship 2000 - Class B 0.90% .......................................................         --               72
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............         --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        211               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................         --               --
Survivorship Incentive Life - Class B 0.60% .............................................         --                7
Other products offered by Separate Account FP ...........................................      1,201                5
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................   $ 188.90         $  93.57
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................   $     --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................   $     --         $ 106.53
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................   $     --         $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --         $     --
Survivorship 2000 - Class B 0.90% .......................................................   $ 103.28         $ 105.28
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........   $     --         $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $  95.45         $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................   $     --         $     --
Survivorship Incentive Life - Class B 0.60% .............................................   $     --         $  91.49
Net Assets of other products offered by Separate Account FP (000's) .....................   $  1,170         $    457



                                                                                            EQ/Calvert
                                                                                             Socially    EQ/Capital Guardian
                                                                                           Responsible      International
                                                                                          ------------- ---------------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................         --                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --                --
Survivorship 2000 - Class B 0.90% .......................................................         --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............         --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --                15
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................         --                --
Survivorship Incentive Life - Class B 0.60% .............................................         --                --
Other products offered by Separate Account FP ...........................................         --                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................    $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................    $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................    $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................    $    --           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $    --           $    --
Survivorship 2000 - Class B 0.90% .......................................................    $ 72.89           $ 78.61
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........    $ 73.52           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $    --           $ 79.29
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................    $    --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................    $    --           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................    $    --           $    --



                                                                                           EQ/Capital     EQ/Capital
                                                                                            Guardian    Guardian U.S.
                                                                                            Research        Equity
                                                                                          ------------ ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................        33             25
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................        --             --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................        83            150
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................        --             --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        --             --
Survivorship 2000 - Class B 0.90% .......................................................         5              7
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............        --             --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        --             --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................        --             --
Survivorship Incentive Life - Class B 0.60% .............................................        --             --
Other products offered by Separate Account FP ...........................................        --             --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................   $ 93.25        $ 87.86
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................   $    --        $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................   $ 91.68        $ 86.38
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................   $    --        $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $    --        $    --
Survivorship 2000 - Class B 0.90% .......................................................   $ 90.90        $ 85.65
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........   $    --        $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $    --        $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................   $    --        $    --
Survivorship Incentive Life - Class B 0.60% .............................................   $    --        $    --
Net Assets of other products offered by Separate Account FP (000's) .....................   $    --        $    --



                                                                                            EQ/Emerging
                                                                                           Markets Equity
                                                                                          ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         158
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         485
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --
Survivorship 2000 - Class B 0.90% .......................................................          30
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --
Survivorship Incentive Life - Class B 0.60% .............................................          14
Other products offered by Separate Account FP ...........................................           3
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 67.39
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $ 65.45
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --
Survivorship 2000 - Class B 0.90% .......................................................     $ 64.50
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $ 88.74
Net Assets of other products offered by Separate Account FP (000's) .....................     $   194

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                     EQ/Equity     EQ/Evergreen
                                                     500 Index         Omega      EQ/FI Mid Cap
                                                  --------------- -------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $573,581,222     $1,962,265     $25,256,250
Receivable for Trust shares sold ................            --             --              --
Receivable for policy-related transactions ......     1,868,453         10,516           8,907
                                                   ------------     ----------     -----------
  Total assets ..................................   575,449,675      1,972,781      25,265,157
                                                   ------------     ----------     -----------
Liabilities:
Payable for Trust shares purchased ..............     1,377,389         10,516           5,943
Payable for policy-related transactions .........            --             --              --
                                                   ------------     ----------     -----------
  Total liabilities .............................     1,377,389         10,516           5,943
                                                   ------------     ----------     -----------
Net Assets ......................................  $574,072,286     $1,962,265     $25,259,214
                                                   ============     ==========     ===========
Net Assets:
Accumulation Units ..............................  $573,493,602     $1,956,376     $25,071,892
Accumulation nonunitized ........................       369,805             --              --
Retained by Equitable Life in Separate
 Account FP .....................................       208,879          5,889         187,322
                                                   ------------     ----------     -----------
Total net assets ................................  $574,072,286     $1,962,265     $25,259,214
                                                   ============     ==========     ===========
Investments in shares of The Trust, at cost .....  $687,449,470     $2,267,364     $27,397,674
Trust shares held                                            --             --              --
 Class A ........................................    27,176,583             --              --
 Class B ........................................     2,846,144        288,399       3,226,216



                                                   EQ/FI Small/Mid                   EQ/International   EQ/Janus Large
                                                      Cap Value      EQ/High Yield     Equity Index       Cap Growth
                                                  ----------------- --------------- ------------------ ----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $126,903,412    $115,598,736        $607,620        $ 15,219,804
Receivable for Trust shares sold ................              --          56,444              --                  --
Receivable for policy-related transactions ......         928,568              --              --                  --
                                                     ------------    ------------        --------        ------------
  Total assets ..................................     127,831,980     115,655,180         607,620          15,219,804
                                                     ------------    ------------        --------        ------------
Liabilities:
Payable for Trust shares purchased ..............         940,369              --             666                 237
Payable for policy-related transactions .........              --          61,578          15,505                 494
                                                     ------------    ------------        --------        ------------
  Total liabilities .............................         940,369          61,578          16,171                 731
                                                     ------------    ------------        --------        ------------
Net Assets ......................................    $126,891,611    $115,593,602        $591,449        $152,219,073
                                                     ============    ============        ========        ============
Net Assets:
Accumulation Units ..............................    $126,812,525    $114,575,633        $508,814        $ 15,084,762
Accumulation nonunitized ........................              --         811,020              --                  --
Retained by Equitable Life in Separate
 Account FP .....................................          79,086         206,949          82,635             134,311
                                                     ------------    ------------        --------        ------------
Total net assets ................................    $126,891,611    $115,593,602        $591,449        $ 15,219,073
                                                     ============    ============        ========        ============
Investments in shares of The Trust, at cost .....    $124,888,552    $151,950,873        $645,659        $ 19,836,704
Trust shares held                                              --              --              --                  --
 Class A ........................................              --      21,425,658          11,428              15,821
 Class B ........................................      10,650,694       1,351,850          59,930           3,033,369

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                           EQ/Equity   EQ/Evergreen
                                                                                           500 Index       Omega
                                                                                          ----------- --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................       482           10
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................        --           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................        --           20
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................        --           --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        --           --
Survivorship 2000 - Class B 0.90% .......................................................       216           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............        --           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        --           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................       727           --
Survivorship Incentive Life - Class B 0.60% .............................................        --           --
Other products offered by Separate Account FP ...........................................     1,583           --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................  $ 236.04      $ 66.85
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................  $     --      $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................  $     --      $ 63.68
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................  $     --      $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................  $     --      $    --
Survivorship 2000 - Class B 0.90% .......................................................  $ 221.22      $ 63.09
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........  $     --      $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................  $     --      $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................  $  74.20      $    --
Survivorship Incentive Life - Class B 0.60% .............................................  $     --      $    --
Net Assets of other products offered by Separate Account FP (000's) .....................  $357,952      $    --



                                                                                                           EQ/FI Small/Mid
                                                                                           EQ/FI Mid Cap      Cap Value
                                                                                          --------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          35              135
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         277              830
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Survivorship 2000 - Class B 0.90% .......................................................          10               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --               --
Survivorship Incentive Life - Class B 0.60% .............................................          --               26
Other products offered by Separate Account FP ...........................................          --               74
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 78.55         $ 119.34
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $    --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $ 77.69         $ 118.79
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $    --         $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --         $     --
Survivorship 2000 - Class B 0.90% .......................................................     $ 77.26         $  92.21
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $    --         $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --         $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $    --         $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $ 86.26         $ 115.40
Net Assets of other products offered by Separate Account FP (000's) .....................     $    --         $  8,657



                                                                                                           EQ/International
                                                                                           EQ/High Yield     Equity Index
                                                                                          --------------- ------------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         132               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Survivorship 2000 - Class B 0.90% .......................................................          --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --                6
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          94               --
Survivorship Incentive Life - Class B 0.60% .............................................          --               --
Other products offered by Separate Account FP ...........................................         379               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................    $ 137.91          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................    $     --          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................    $     --          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................    $     --          $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $     --          $    --
Survivorship 2000 - Class B 0.90% .......................................................    $  71.28          $ 74.21
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........    $     --          $ 75.11
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $     --          $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................    $     --          $    --
Survivorship Incentive Life - Class B 0.60% .............................................    $  72.13          $ 74.09
Net Assets of other products offered by Separate Account FP (000's) .....................    $ 89,414          $    --



                                                                                           EQ/Janus Large
                                                                                             Cap Growth
                                                                                          ----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          49
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         244
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................          --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --
Survivorship 2000 - Class B 0.90% .......................................................          11
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --
Survivorship Incentive Life - Class B 0.60% .............................................          --
Other products offered by Separate Account FP ...........................................           1
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 49.98
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $ 49.44
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --
Survivorship 2000 - Class B 0.90% .......................................................     $ 49.16
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $    --
Net Assets of other products offered by Separate Account FP (000's) .....................     $    49

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                   EQ/J.P. Morgan   EQ/Lazard Small   EQ/Marsico
                                                      Core Bond        Cap Value         Focus
                                                  ---------------- ----------------- ------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $10,636,829       $2,646,758     $6,478,414
Receivable for Trust shares sold ................          2,843               --             --
Receivable for policy-related transactions ......             --          154,979         51,740
                                                     -----------       ----------     ----------
  Total assets ..................................     10,636,672        2,801,737      6,530,154
                                                     -----------       ----------     ----------
Liabilities:
Payable for Trust shares purchased ..............             --          154,979         51,740
Payable for policy-related transactions .........          2,818               --             --
                                                     -----------       ----------     ----------
  Total liabilities .............................          2,818          154,979         51,740
                                                     -----------       ----------     ----------
Net Assets ......................................    $10,636,854       $2,646,758     $6,478,414
                                                     ===========       ==========     ==========
Net Assets:
Accumulation Units ..............................    $10,519,562       $2,638,130     $6,472,006
Accumulation nonunitized ........................             --               --             --
Retained by Equitable Life in Separate
 Account FP .....................................        117,292            8,628          6,408
                                                     -----------       ----------     ----------
Total net assets ................................    $10,636,854       $2,646,758     $6,478,414
                                                     ===========       ==========     ==========
Investments in shares of The Trust, at cost .....    $10,474,576       $2,714,279     $6,623,259
Trust shares held                                             --               --             --
 Class A ........................................          9,300               --             --
 Class B ........................................        948,560          233,697        559,657



                                                     EQ/Mercury         EQ/MFS
                                                    Basic Value    Emerging Growth        EQ/MFS
                                                       Equity         Companies      Investors Trust   EQ/MFS Research
                                                  --------------- ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $114,473,119      $160,206,819       $5,377,417       $49,209,378
Receivable for Trust shares sold ................        44,111           546,542               --             4,494
Receivable for policy-related transactions ......            --                --               --                --
                                                   ------------      ------------       ----------       -----------
  Total assets ..................................   114,517,230       160,753,361        5,377,417        49,213,872
                                                   ------------      ------------       ----------       -----------
Liabilities:
Payable for Trust shares purchased ..............            --                --              846                --
Payable for policy-related transactions .........        75,937           577,299           25,609            15,438
                                                   ------------      ------------       ----------       -----------
  Total liabilities .............................        75,937           577,299           26,455            15,438
                                                   ------------      ------------       ----------       -----------
Net Assets ......................................  $114,441,293      $160,176,062       $5,350,962       $49,198,434
                                                   ============      ============       ==========       ===========
Net Assets:
Accumulation Units ..............................  $114,366,843      $160,086,463       $5,238,990       $49,122,815
Accumulation nonunitized ........................            --                --               --                --
Retained by Equitable Life in Separate
 Account FP .....................................        74,450            89,599          111,972            75,619
                                                   ------------      ------------       ----------       -----------
Total net assets ................................  $114,441,293      $160,176,062       $5,350,962       $49,198,434
                                                   ============      ============       ==========       ===========
Investments in shares of The Trust, at cost .....  $124,712,663      $247,146,216       $6,316,346       $59,557,966
Trust shares held                                            --                --               --                --
 Class A ........................................            --                --               --                --
 Class B ........................................     9,110,691        15,379,971          673,060         5,130,062

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                           EQ/J.P. Morgan   EQ/Lazard Small
                                                                                              Core Bond        Cap Value
                                                                                          ---------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --               --
Survivorship 2000 - Class B 0.90% .......................................................           --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           51               12
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --               --
Survivorship Incentive Life - Class B 0.60% .............................................           33                8
Other products offered by Separate Account FP ...........................................           --               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $     --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $     --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $     --         $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --         $     --
Survivorship 2000 - Class B 0.90% .......................................................     $ 123.94         $ 132.21
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $ 125.50         $ 133.79
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --         $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $     --         $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $ 123.28         $ 130.27
Net Assets of other products offered by Separate Account FP (000's) .....................     $     --         $    194



                                                                                                         EQ/Mercury
                                                                                           EQ/Marsico   Basic Value
                                                                                              Focus        Equity
                                                                                          ------------ -------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          5          117
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         52          504
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................         --           --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --           --
Survivorship 2000 - Class B 0.90% .......................................................          3           52
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............         --           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................         --           --
Survivorship Incentive Life - Class B 0.60% .............................................         --           29
Other products offered by Separate Account FP ...........................................         --            4
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................   $ 108.06     $ 168.85
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................   $     --     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................   $ 107.58     $ 163.69
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................   $     --     $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --     $     --
Survivorship 2000 - Class B 0.90% .......................................................   $ 107.34     $ 161.16
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........   $     --     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................   $     --     $     --
Survivorship Incentive Life - Class B 0.60% .............................................   $     --     $ 107.05
Net Assets of other products offered by Separate Account FP (000's) .....................   $357,795     $    648



                                                                                                EQ/MFS
                                                                                           Emerging Growth        EQ/MFS
                                                                                              Companies      Investors Trust
                                                                                          ----------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          163                 9
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --                55
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................        1,122                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
Survivorship 2000 - Class B 0.90% .......................................................           73                 5
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --                --
Survivorship Incentive Life - Class B 0.60% .............................................           84                --
Other products offered by Separate Account FP ...........................................            9                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 116.39           $ 75.81
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $     --           $ 74.43
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $ 112.84           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --           $    --
Survivorship 2000 - Class B 0.90% .......................................................     $ 111.09           $ 73.74
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $     --           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $     --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $  64.83           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................     $  1,005           $    --



                                                                                           EQ/MFS Research
                                                                                          ----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           87
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          317
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Survivorship 2000 - Class B 0.90% .......................................................           27
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --
Survivorship Incentive Life - Class B 0.60% .............................................           22
Other products offered by Separate Account FP ...........................................            4
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 112.16
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $ 108.73
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Survivorship 2000 - Class B 0.90% .......................................................     $ 107.05
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $  73.19
Net Assets of other products offered by Separate Account FP (000's) .....................     $    430

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                        EQ/Putnam          EQ/Putnam
                                                     Growth & Income     International      EQ/Putnam        EQ/Small
                                                          Value              Equity          Voyager       Company Index
                                                    -----------------   ---------------   -------------   --------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................      $28,356,424        $62,052,545      $1,413,783        $772,346
Receivable for Trust shares sold ................          371,530          1,086,557              --              --
Receivable for policy-related transactions ......               --                 --           2,103          44,133
                                                       -----------        -----------      ----------        --------
  Total assets ..................................       28,727,954         63,139,102       1,415,886         816,479
                                                       -----------        -----------      ----------        --------
Liabilities:
Payable for Trust shares purchased ..............               --                 --           2,078             999
Payable for policy-related transactions .........          407,717          1,081,662              --              --
                                                       -----------        -----------      ----------        --------
  Total liabilities .............................          407,717          1,081,662           2,078             999
                                                       -----------        -----------      ----------        --------
Net Assets ......................................      $28,320,237        $62,057,440      $1,413,808        $815,480
                                                       ===========        ===========      ==========        ========
Net Assets:
Accumulation Units ..............................      $28,243,977        $61,873,990      $1,408,580        $677,495
Accumulation nonunitized ........................               --                 --              --              --
Retained by Equitable Life in Separate
 Account FP .....................................           76,260            183,450           5,228         137,985
                                                       -----------        -----------      ----------        --------
Total net assets ................................      $28,320,237        $62,057,440      $1,413,808        $815,480
                                                       ===========        ===========      ==========        ========
Investments in shares of The Trust, at cost .....      $32,428,769        $64,186,349      $1,872,148        $785,751
Trust shares held                                               --                 --              --              --
 Class A ........................................               --              9,382              --          10,618
 Class B ........................................        2,772,848          6,066,178         130,146          78,252

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

JUNE 30, 2002 (Unaudited)


                                                                                           EQ/Putnam
                                                                                        Growth & Income
                                                                                             Value
                                                                                       -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................           45
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          170
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................           --
Survivorship 2000 - Class B 0.90% ....................................................           17
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................           --
Survivorship Incentive Life - Class B 0.60% ..........................................           20
Other products offered by Separate Account FP ........................................            2
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................     $ 116.80
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................     $ 113.23
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................     $     --
Survivorship 2000 - Class B 0.90% ....................................................     $ 111.48
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................     $     --
Survivorship Incentive Life - Class B 0.60% ..........................................     $  79.46
Net Assets of other products offered by Separate Account FP (000's) ..................     $    224



                                                                                          EQ/Putnam
                                                                                        International   EQ/Putnam     EQ/Small
                                                                                            Equity       Voyager    Company Index
                                                                                       --------------- ----------- --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................         130            --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................          --            --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................         435            --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          --            --            --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --            --            --
Survivorship 2000 - Class B 0.90% ....................................................          53            --            --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........          --            15             6
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --            --            --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................          --            --            --
Survivorship Incentive Life - Class B 0.60% ..........................................           8             5             1
Other products offered by Separate Account FP ........................................           2            --            --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................    $  92.53       $    --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................    $     --       $    --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................    $ 100.15       $    --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................    $     --       $    --      $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --       $    --      $     --
Survivorship 2000 - Class B 0.90% ....................................................    $  98.97       $ 71.30      $ 106.10
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........    $ 100.15       $ 72.15      $ 107.37
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --       $    --      $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................    $     --       $    --      $     --
Survivorship Incentive Life - Class B 0.60% ..........................................    $  98.08       $ 63.35      $ 105.99
Net Assets of other products offered by Separate Account FP (000's) ..................    $    181       $    --      $     --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                 AXA Premier VIP  AXA Premier VIP
                                             AXA Premier VIP   AXA Premier VIP    International    Large Cap Core
                                              Core Bond (a)    Health Care (a)     Equity (a)        Equity (a)
                                            ----------------- ----------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................     $   5,320         $      --           $ --              $ --
 Expenses:
  Mortality and expense risk charges ......           641               503              2                --
                                                ---------         ---------           ----              ----
Net Investment Income (Loss) ..............         4,679              (503)            (2)               --
                                                ---------         ---------           ------            ----
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....             8            (1,636)            (1)               --
  Realized gain distribution from The
   Trust ..................................            --                --            --                 --
                                                ---------         ---------           -----             ----
 Net Realized Gain (Loss) .................             8            (1,636)            (1)               --
                                                ---------         ---------           ------            ----
 Change in unrealized appreciation
  (depreciation) of investments ...........       (12,951)          (45,994)          $149                --
                                                ---------         ---------           -----             ----
Net Realized and Unrealized Gain
 (Loss) on Investments ....................       (12,943)          (47,630)           148                --
                                                ---------         ---------           -----             ----
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................     $  (8,264)        $ (48,135)          $146              $ --
                                                =========         =========           =====             ====





                                             AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                Growth (a)        Value (a)         Growth (a)        Value (a)
                                            ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................        $ --              $ --            $  --           $       --
 Expenses:
  Mortality and expense risk charges ......          --                --                1                  710
                                                   ----              ----            -----           ----------
Net Investment Income (Loss) ..............          --                --               (1)                (710)
                                                   ----              ----            --------        ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....          --                --               --               (1,901)
  Realized gain distribution from The
   Trust ..................................          --                --               --                   --
                                                   ----              ----            -------         ----------
 Net Realized Gain (Loss) .................          --                --               --               (1,901)
                                                   ----              ----            -------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........          --                --             (115)            (142,834)
                                                   ----              ----            -------         ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................          --                --             (115)            (144,735)
                                                   ----              ----            -------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................        $ --              $ --            $(116)          $ (145,445)
                                                   ====              ====            =======         ==========



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                           AXA Premier VIP    EQ/Aggressive      EQ/Alliance
                                            Technology (a)        Stock          Common Stock
                                          ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............       $  --         $      63,334    $      998,920
 Expenses:
  Mortality and expense risk charges ....          --             1,537,380         6,399,384
                                                -----         -------------    --------------
Net Investment Income (Loss) ............          --            (1,474,046)       (5,400,464)
                                                -----         -------------    --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...          --           (36,875,094)     (119,602,575)
  Realized gain distribution from The
   Trust ................................          --                    --                --
                                                -----         -------------    --------------
 Net Realized Gain (Loss) ...............          --           (36,875,094)     (119,602,575)
                                                -----         -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments .........          --           (55,767,667)     (560,272,123)
                                                -----         -------------    --------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................          --           (92,642,761)     (679,874,698)
                                                -----         -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............       $  --         $ (94,116,807)   $ (685,275,162)
                                                =====         =============    ==============





                                                                                                  EQ/Alliance
                                                               EQ/Alliance                        Intermediate
                                             EQ/Alliance        Growth and        EQ/Alliance      Government    EQ/Alliance
                                                Global            Income       Growth Investors    Securities   International
                                          ----------------- ----------------- ------------------ ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............   $          --     $     191,036     $     436,599     $       --    $          --
 Expenses:
  Mortality and expense risk charges ....       1,224,087         1,039,053         2,580,977        169,923          152,918
                                            -------------     -------------     -------------     ----------    -------------
Net Investment Income (Loss) ............      (1,224,087)         (848,017)       (2,144,378)      (169,923)        (152,918)
                                            -------------     -------------     -------------     ----------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...     (10,356,602)       (3,998,953)       (6,545,037)       548,861       (2,639,703)
  Realized gain distribution from The
   Trust ................................              --                --                --             --               --
                                            -------------     -------------     -------------     ----------    -------------
 Net Realized Gain (Loss) ...............     (10,356,602)       (3,998,953)       (6,545,037)       548,861       (2,639,703)
                                            -------------     -------------     -------------     ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .........     (61,030,820)      (46,953,738)      (87,258,088)     4,243,235        4,271,337
                                            -------------     -------------     -------------     ----------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................     (71,387,422)      (50,952,691)      (93,803,125)     4,792,096        1,631,634
                                            -------------     -------------     -------------     ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............   $ (72,611,509)    $ (51,800,708)    $ (95,947,503)    $4,622,173    $   1,478,716
                                            =============     =============     =============     ==========    =============



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                 EQ/Alliance
                                           EQ/Alliance Money       Premier        EQ/Alliance
                                                 Market             Growth       Quality Bond
                                          ------------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............    $          --      $          --     $  232,947
 Expenses:
  Mortality and expense risk charges ....        1,121,648            294,144        312,928
                                             -------------      -------------     ----------
Net Investment Income (Loss) ............       (1,121,648)          (294,144)       (79,981)
                                             -------------      -------------     ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...       (5,792,861)        (8,739,329)     1,004,661
  Realized gain distribution from The
   Trust ................................               --                 --             --
                                             -------------      -------------     ----------
 Net Realized Gain (Loss) ...............       (5,792,861)        (8,739,329)     1,004,661
                                             -------------      -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments .........        9,352,237        (15,754,925)     1,403,777
                                             -------------      -------------     ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................        3,559,376        (24,494,254)     2,408,438
                                             -------------      -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............    $   2,437,728      $ (24,788,398)    $2,328,457
                                             =============      =============     ==========





                                             EQ/Alliance
                                              Small Cap        EQ/Alliance      EQ/AXP New    EQ/AXP Strategy
                                                Growth          Technology      Dimensions      Aggressive       EQ/Balanced
                                          ----------------- ----------------- -------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............   $          --     $          --     $    1,348      $       --      $     254,308
 Expenses:
  Mortality and expense risk charges ....         387,883           115,790          8,860           7,085          1,936,512
                                            -------------     -------------     ----------      ----------      -------------
Net Investment Income (Loss) ............        (387,883)         (115,790)        (7,512)         (7,085)        (1,682,204)
                                            -------------     -------------     ----------      ----------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...      (3,393,979)       (2,806,404)      (224,595)       (470,259)        (3,141,096)
  Realized gain distribution from The
   Trust ................................              --                --             --              --                 --
                                            -------------     -------------     ----------      ----------      -------------
 Net Realized Gain (Loss) ...............       3,393,979        (2,806,404)      (224,595)       (470,259)        (3,141,096)
                                            -------------     -------------     ----------      ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .........     (23,287,170)      (11,332,978)      (294,806)       (309,564)       (60,953,848)
                                            -------------     -------------     ----------      ----------      -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................     (26,681,149)      (14,139,382)      (519,401)       (779,823)       (64,094,944)
                                            -------------     -------------     ----------      ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............   $ (27,069,032)    $ (14,255,172)    $ (526,913)     $ (786,908)     $ (65,777,148)
                                            =============     =============     ==========      ==========      =============



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                      EQ/Capital
                                             EQ/Bernstein     EQ/Calvert Socially      Guardian
                                          Diversified Value     Responsible (a)     International
                                         ------------------- --------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............    $        884             $  --            $   5,554
 Expenses:
  Mortality and expense risk charges ...         233,711                --                3,124
                                            ------------             -----            ---------
Net Investment Income (Loss) ...........        (232,827)               --                2,430
                                            ------------             -----            ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ..         189,013                --              (30,156)
  Realized gain distribution from The
   Trust ...............................              --                --                   --
                                            ------------             -----            ---------
 Net Realized Gain (Loss) ..............         189,013                --              (30,156)
                                            ------------             -----            ---------
 Change in unrealized appreciation
  (depreciation) of investments ........      (4,737,259)               --              (16,970)
                                            ------------             -----            ---------
Net Realized and Unrealized Gain
 (Loss) on Investments .................      (4,548,246)               --              (47,126)
                                            ------------             -----            ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .............    $ (4,781,073)            $  --            $ (44,696)
                                            ============             =====            =========





                                            EQ/Capital      EQ/Capital
                                             Guardian     Guardian U.S.     EQ/Emerging     EQ/Equity 500    EQ/Evergreen
                                             Research         Equity      Markets Equity        Index           Omega
                                         --------------- --------------- ---------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............  $      1,740    $       4,308   $          --     $     283,660    $       --
 Expenses:
  Mortality and expense risk charges ...        21,138           32,772          99,419         1,550,344         3,109
                                          ------------    -------------   -------------     -------------    ----------
Net Investment Income (Loss) ...........       (19,398)         (28,464)        (99,419)       (1,266,684)       (3,109)
                                          ------------    -------------   -------------     -------------    ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ..       (45,218)         (28,503)     (4,022,308)       (9,968,495)      (95,426)
  Realized gain distribution from The
   Trust ...............................            --               --              --           504,613            --
                                          ------------    -------------   -------------     -------------    ----------
 Net Realized Gain (Loss) ..............       (45,218)         (28,503)     (4,022,308)       (9,463,882)      (95,426)
                                          ------------    -------------   -------------     -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ........    (1,950,651)      (2,543,346)      4,869,304       (77,064,883)     (189,532)
                                          ------------    -------------   -------------     -------------    ----------
Net Realized and Unrealized Gain
 (Loss) on Investments .................    (1,995,869)      (2,571,849)        846,996       (86,528,765)     (284,958)
                                          ------------    -------------   -------------     -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .............  $ (2,015,267)   $   2,600,313   $     747,577     $ (87,795,449)   $ (288,067)
                                          ============    =============   =============     =============    ==========



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                             EQ/FI Mid     EQ/FI Small/Mid
                                                Cap           Cap Value      EQ/High Yield
                                          --------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............  $      3,764      $    25,876     $    374,691
 Expenses:
  Mortality and expense risk charges ....        57,734          276,680          323,747
                                           ------------      -----------     ------------
Net Investment Income (Loss) ............       (53,970)        (250,804)          50,944
                                           ------------      -----------     ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...      (204,971)       1,658,517       (3,654,488)
  Realized gain distribution from The
   Trust ................................            --               --               --
                                           ------------      -----------     ------------
 Net Realized Gain (Loss) ...............      (204,971)       1,358,517       (3,654,488)
                                           ------------      -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments .........    (2,303,184)        (277,135)      (5,145,911)
                                           ------------      -----------     ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................    (2,508,155)       1,081,382       (8,800,399)
                                           ------------      -----------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............  $ (2,562,125)     $   830,578     $ (8,749,455)
                                           ============      ===========     ============





                                           EQ/International   EQ/Janus Large   EQ/J.P. Morgan   EQ/Lazard Small    EQ/Marsico
                                             Equity Index       Cap Growth        Core Bond        Cap Value          Focus
                                          ------------------ ---------------- ---------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............     $      --        $         --      $  10,598        $   12,449       $    4,552
 Expenses:
  Mortality and expense risk charges ....         1,440              39,569         23,491             7,133            6,343
                                              ---------        ------------      ---------        ----------       ----------
Net Investment Income (Loss) ............        (1,440)            (39,569)       (12,893)            5,316           (1,791)
                                              ---------        ------------      ---------        ----------       ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...        (6,531)           (842,185)        18,451            76,207           31,404
  Realized gain distribution from The
   Trust ................................            --                  --          9,759            18,365               --
                                              ---------        ------------      ---------        ----------       ----------
 Net Realized Gain (Loss) ...............        (6,531)           (842,185)        28,210            94,572           31,404
                                              ---------        ------------      ---------        ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments .........        (6,156)         (3,333,310)       255,699           (93,989)        (153,303)
                                              ---------        ------------      ---------        ----------       ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................       (12,687)         (4,175,495)       283,909               583         (121,899)
                                              ---------        ------------      ---------        ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............     $ (14,127)       $ (4,215,064)     $ 271,016        $    5,899       $ (123,690)
                                              =========        ============      =========        ==========       ==========



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                  EQ/MFS
                                          EQ/Mercury Basic   Emerging Growth   EQ/MFS Investors
                                            Value Equity        Companies            Trust
                                         ------------------ ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............   $     481,804      $          --       $    2,017
 Expenses:
  Mortality and expense risk charges ...         282,193            524,339           13,470
                                           -------------      -------------       ----------
Net Investment Income (Loss) ...........         199,611           (524,339)         (11,453)
                                           -------------      -------------       ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ..          (1,561)       (38,426,802)        (132,514)
  Realized gain distribution from The
   Trust ...............................         671,859                 --               --
                                           -------------      -------------       ----------
 Net Realized Gain (Loss) ..............         670,298        (38,426,802)        (162,514)
                                           -------------      -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ........     (11,123,140)       (13,155,242)        (528,247)
                                           -------------      -------------       ----------
Net Realized and Unrealized Gain
 (Loss) on Investments .................     (10,452,842)       (51,582,044)        (690,761)
                                           -------------      -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .............   $ (10,253,231)     $ (52,106,383)      $ (702,214)
                                           =============      =============       ==========





                                                                               EQ/Putnam                    EQ/Small
                                              EQ/MFS      EQ/Putnam Growth   International    EQ/Putnam      Company
                                             Research      & Income Value        Equity        Voyager        Index
                                         --------------- ------------------ --------------- ------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............  $      2,581      $     16,559     $         --    $       --    $     834
 Expenses:
  Mortality and expense risk charges ...       139,945            74,437           59,360         4,546        2,124
                                          ------------      ------------     ------------    ----------    ---------
Net Investment Income (Loss) ...........      (137,364)          (57,878)         (59,360)       (4,546)      (1,290)
                                          ------------      ------------     ------------    ----------    ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ..    (3,713,983)         (287,809)        (259,758)      (83,272)      (1,098)
  Realized gain distribution from The
   Trust ...............................            --                --               --            --           --
                                          ------------      ------------     ------------    ----------    ---------
 Net Realized Gain (Loss) ..............    (3,713,983)         (287,809)        (259,758)      (83,272)      (1,098)
                                          ------------      ------------     ------------    ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ........    (4,799,435)       (2,613,184)      (1,847,876)     (189,385)     (44,517)
                                          ------------      ------------     ------------    ----------    ---------
Net Realized and Unrealized Gain
 (Loss) on Investments .................    (8,513,418)       (2,900,993)      (2,107,634)     (272,657)     (45,615)
                                          ------------      ------------     ------------    ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .............  $ (8,650,782)     $ (2,958,871)    $ (2,166,994)   $ (277,203)   $ (46,905)
                                          ============      ============     ============    ==========    =========



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                 AXA Premier VIP  AXA Premier VIP
                                             AXA Premier VIP   AXA Premier VIP    International    Large Cap Core
                                              Core Bond (a)    Health Care (a)     Equity (a)        Equity (a)
                                            ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............  $    4,679          $      (503)      $    (2)            $  --
 Net realized gain (loss) on investments ..           8               (1,636)           (1)               --
 Change in unrealized appreciation
  (depreciation) on investments ...........     (12,951)             (45,994)          149                --
                                             ----------          -----------       -------             -----
 Net increase (decrease) in net assets from
  operations ..............................      (8,264)             (48,133)          146                --
                                             ----------          -----------       -------             -----
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .........................     211,787               69,819         2,242                --
  Transfers between funds and
   guaranteed interest rate account .......   3,145,630              972,080         5,956                --
  Transfers for contract benefits and
   terminations ...........................     (15,651)                (226)           --                --
  Contract maintenance charges ............     (13,248)              (4,331)          (39)               --
                                             ----------          -----------       -------             -----
Net increase (decrease) in net assets from
 contractowners transactions ..............   3,328,518            1,037,342         8,159                --
                                             ----------          -----------       -------             -----
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .         641                  501             2                --
                                             ----------          -----------       -------             -----
Increase (Decrease) in Net Assets .........   3,320,895              989,710         8,307                --
Net Assets - Beginning of Period ..........          --                   --            --                --
                                             ----------          -----------       -------             -----
Net Assets - End of Period ................  $3,320,895          $   989,710       $ 8,307             $  --
                                             ==========          ===========       =======             =====




                                             AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                Growth (a)        Value (a)         Growth (a)        Value (a)
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............       $  --             $  --            $   (1)         $     (710)
 Net realized gain (loss) on investments ..          --                --                --              (1,901)
 Change in unrealized appreciation
  (depreciation) on investments ...........          --                --              (115)           (142,834)
                                                  -----             -----            ------          ----------
 Net increase (decrease) in net assets from
  operations ..............................          --                --              (116)           (145,445)
                                                  -----             -----            ------          ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .........................          --                --             1,880             137,696
  Transfers between funds and
   guaranteed interest rate account .......          --                --                --           2,280,440
  Transfers for contract benefits and
   terminations ...........................          --                --                --              (1,090)
  Contract maintenance charges ............          --                --                --              (9,242)
                                                  -----             -----            ------          ----------
Net increase (decrease) in net assets from
 contractowners transactions ..............          --                --             1,880           2,407,804
                                                  -----             -----            ------          ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .          --                --                 1                 709
                                                  -----             -----            ------          ----------
Increase (Decrease) in Net Assets .........          --                --             1,765           2,263,068
Net Assets - Beginning of Period ..........          --                --                --                  --
                                                  -----             -----            ------          ----------
Net Assets - End of Period ................       $  --             $  --            $1,765          $2,263,068
                                                  =====             =====            ======          ==========


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                 AXA Premier VIP    EQ/Aggressive       EQ/Alliance
                                                  Technology (a)        Stock          Common Stock
                                                ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................       $  --        $    (1,474,046)   $   (5,400,464)
 Net realized gain (loss) on investments ......          --            (36,875,094)     (119,602,575)
 Change in unrealized appreciation
  (depreciation) on investments ...............          --            (55,767,667)     (560,272,123)
                                                      -----        ---------------    --------------
 Net increase (decrease) in net assets from
  operations ..................................          --            (94,116,807)     (685,275,162)
                                                      -----        ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................          --             41,589,604       140,929,439
  Transfers between funds and
   guaranteed interest rate account ...........          --            (22,189,024)      (81,067,265)
  Transfers for contract benefits and
   terminations ...............................          --            (13,093,698)      (46,685,083)
  Contract maintenance charges ................          --            (23,399,286)      (75,215,113)
                                                      -----        ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................          --            (17,092,404)      (62,038,022)
                                                      -----        ---------------    --------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....          --                 22,736             9,343
                                                      -----        ---------------    --------------
Increase (Decrease) in Net Assets .............          --           (111,186,475)     (747,306,841)
Net Assets - Beginning of Period ..............          --            589,641,528     2,582,373,070
                                                      -----        ---------------    --------------
Net Assets - End of Period ....................       $  --        $   478,455,053    $1,835,069,229
                                                      =====        ===============    ==============

                                                                                                          EQ/Alliance
                                                                       EQ/Alliance                        Intermediate
                                                                        Growth and       EQ/Alliance       Government
                                                 EQ/Alliance Global       Income      Growth Investors     Securities
                                                -------------------- --------------- ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     (1,224,087)   $    (848,017)  $    (2,144,378)   $   (169,923)
 Net realized gain (loss) on investments ......        (10,356,602)      (3,998,953)       (6,545,037)        548,861
 Change in unrealized appreciation
  (depreciation) on investments ...............        (61,030,820)     (46,953,738)      (87,258,088)      4,243,235
                                                  ----------------    -------------   ---------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................        (72,611,509)      (5,780,708)       95,947,503       4,622,173
                                                  ----------------    -------------   ---------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................         28,993,757       37,842,324        47,474,175      13,370,395
  Transfers between funds and
   guaranteed interest rate account ...........        (19,628,789)      18,138,396       (38,834,753)     12,744,772
  Transfers for contract benefits and
   terminations ...............................         (9,097,253)      (9,118,589)      (17,351,854)     (1,196,484)
  Contract maintenance charges ................        (14,534,017)     (12,803,332)      (27,559,024)     (3,725,226)
                                                  ----------------    -------------   ---------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................        (14,266,302)      34,058,799       (36,271,456)     21,193,457
                                                  ----------------    -------------   ---------------    ------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....             13,240            7,751            16,706           7,569
                                                  ----------------    -------------   ---------------    ------------
Increase (Decrease) in Net Assets .............        (86,864,571)     (17,734,158)     (132,202,253)     25,823,199
Net Assets - Beginning of Period ..............        467,904,139      380,868,400       942,374,997     123,005,313
                                                  ----------------    -------------   ---------------    ------------
Net Assets - End of Period ....................   $381,039,564,242    $ 381,039,568   $   810,172,744    $148,828,512
                                                  ================    =============   ===============    ============

                                                  EQ/Alliance
                                                 International
                                                --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   (152,918)
 Net realized gain (loss) on investments ......    (2,639,703)
 Change in unrealized appreciation
  (depreciation) on investments ...............     4,271,337
                                                 ------------
 Net increase (decrease) in net assets from
  operations ..................................     1,478,716
                                                 ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................     4,697,154
  Transfers between funds and
   guaranteed interest rate account ...........       343,125
  Transfers for contract benefits and
   terminations ...............................      (800,777)
  Contract maintenance charges ................    (2,096,014)
                                                 ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     2,143,488
                                                 ------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....        11,061
                                                 ------------
Increase (Decrease) in Net Assets .............     3,633,265
Net Assets - Beginning of Period ..............    55,824,230
                                                 ------------
Net Assets - End of Period ....................  $ 59,457,495
                                                 ============


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                   EQ/Alliance      EQ/Alliance      EQ/Alliance
                                                  Money Market    Premier Growth    Quality Bond
                                                ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (121,648)   $     (294,144)   $    (79,981)
 Net realized gain (loss) on investments ......     (5,192,861)       (8,739,239)      1,004,661
 Change in unrealized appreciation
  (depreciation) on investments ...............      9,352,237        15,754,925       1,403,777
                                                 -------------    --------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................      2,437,728       (24,788,398)      2,328,457
                                                 -------------    --------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................    132,858,937        14,308,541      14,934,992
  Transfers between funds and
   guaranteed interest rate account ...........    (92,516,607)       (5,311,499)     (2,879,964)
  Transfers for contract benefits and
   terminations ...............................    (26,281,050)       (3,018,102)     (2,751,781)
  Contract maintenance charges ................    (19,309,640)       (5,132,933)     (3,954,096)
                                                 -------------    --------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     (5,248,360)          846,007       5,349,151
                                                 -------------    --------------    ------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....         11,237            16,634           6,457
                                                 -------------    --------------    ------------
Increase (Decrease) in Net Assets .............     (2,799,395)      (23,925,757)      7,684,065
Net Assets - Beginning of Period ..............    484,478,460       113,208,433     145,289,071
                                                 -------------    --------------    ------------
Net Assets - End of Period ....................  $ 481,679,065    $   89,282,676    $152,973,136
                                                 =============    ==============    ============


                                                    EQ/Alliance       EQ/Alliance     EQ/AXP New   EQ/AXP Strategy
                                                 Small Cap Growth     Technology      Dimensions      Aggressive
                                                ------------------ ---------------- ------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    (387,883)    $     (115,790)  $   (7,512)     $   (7,085)
 Net realized gain (loss) on investments ......      (3,393,979)        (2,806,404)    (224,595)       (470,259)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (23,287,170)        11,332,978     (294,806)       (309,564)
                                                  -------------     --------------   ----------      ----------
 Net increase (decrease) in net assets from
  operations ..................................     (27,069,032)       (14,255,172)    (526,913)       (786,908)
                                                  -------------     --------------   ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................      14,308,312          6,571,055      532,708         500,299
  Transfers between funds and
   guaranteed interest rate account ...........       5,737,950          1,545,581    1,207,256         630,935
  Transfers for contract benefits and
   terminations ...............................      (2,583,700)          (826,059)     (26,363)        (38,997)
  Contract maintenance charges ................      (4,707,534)        (2,067,288)    (114,962)       (120,063)
                                                  -------------     --------------   ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      13,755,028          5,223,289    1,598,639         972,174
                                                  -------------     --------------   ----------      ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....          12,829             11,350     (333,338)       (183,631)
                                                  -------------     --------------   ----------      ----------
Increase (Decrease) in Net Assets .............     (13,301,175)        (9,020,533)     738,388           1,635
Net Assets - Beginning of Period ..............     146,871,374         44,412,706    3,242,846       2,937,869
                                                  -------------     --------------   ----------      ----------
Net Assets - End of Period ....................   $ 133,570,199     $   35,392,173   $3,981,234      $2,939,504
                                                  =============     ==============   ==========      ==========

                                                   EQ/Balanced
                                                ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  (1,682,204)
 Net realized gain (loss) on investments ......     (3,141,096)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (60,953,848)
                                                 -------------
 Net increase (decrease) in net assets from
  operations ..................................    (65,777,148)
                                                 -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................     30,919,378
  Transfers between funds and
   guaranteed interest rate account ...........     (4,490,484)
  Transfers for contract benefits and
   terminations ...............................    (16,176,876)
  Contract maintenance charges ................    (21,190,422)
                                                 -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (10,938,404)
                                                 -------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....        123,053
                                                 -------------
Increase (Decrease) in Net Assets .............    (76,592,499)
Net Assets - Beginning of Period ..............    694,988,748
                                                 -------------
Net Assets - End of Period ....................  $ 618,396,249
                                                 =============


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                        EQ/Calvert       EQ/Capital
                                                    EQ/Bernstein         Socially         Guardian
                                                 Diversified Value   Responsible (a)   International
                                                ------------------- ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $   (232,827)          $  --         $    2,430
 Net realized gain (loss) on investments ......         189,013              --            (30,156)
 Change in unrealized appreciation
  (depreciation) on investments ...............       4,737,259              --            (16,970)
                                                   ------------           -----         ----------
 Net increase (decrease) in net assets from
  operations ..................................      (4,781,073)             --            (44,696)
                                                   ------------           -----         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................       9,240,061              --             82,361
  Transfers between funds and
   guaranteed interest rate account ...........      20,566,126              --            365,533
  Transfers for contract benefits and
   terminations ...............................      (1,664,627)             --               (158)
  Contract maintenance charges ................      (2,646,196)             --            (25,284)
                                                   ------------           -----         ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      25,495,364              --            422,722
                                                   ------------           -----         ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....          22,247              --            103,125
                                                   ------------           -----         ----------
Increase (Decrease) in Net Assets .............      20,736,538              --            481,151
Net Assets - Beginning of Period ..............      82,356,564              --            775,456
                                                   ------------           -----         ----------
Net Assets - End of Period ....................    $103,093,102           $  --         $1,256,607
                                                   ============           =====         ==========




                                                   EQ/Capital      EQ/Capital
                                                    Guardian     Guardian U.S.     EQ/Emerging    EQ/Equity 500   EQ/Evergreen
                                                    Research         Equity      Markets Equity       Index          Omega
                                                --------------- --------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (19,398)   $    (28,464)    $    (99,419)   $  (1,266,684)  $   (3,109)
 Net realized gain (loss) on investments ......       (45,218)        (28,503)      (4,022,308)      (9,463,882)     (95,426)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (1,950,651)     (2,543,346)       4,869,304      (77,064,883)    (189,532)
                                                 ------------    ------------     ------------    -------------   ----------
 Net increase (decrease) in net assets from
  operations ..................................    (2,015,267)     (2,600,313)         747,577      (87,795,449)    (288,067)
                                                 ------------    ------------     ------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................     1,406,010       1,706,077        4,055,662       53,056,946      247,794
  Transfers between funds and
   guaranteed interest rate account ...........     3,951,703       7,938,091        6,709,435       25,464,640      887,602
  Transfers for contract benefits and
   terminations ...............................      (152,162)       (136,637)        (778,906)     (12,185,685)     (15,530)
  Contract maintenance charges ................      (264,356)       (300,224)      (1,644,814)     (19,970,761)     (65,473)
                                                 ------------    ------------     ------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     4,941,195       9,207,307        8,341,377       46,365,140    1,054,393
                                                 ------------    ------------     ------------    -------------   ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....       120,091         122,781           11,637          116,205        3,108
                                                 ------------    ------------     ------------    -------------   ----------
Increase (Decrease) in Net Assets .............     3,046,019       6,729,775        9,100,591      (41,314,104)     769,434
Net Assets - Beginning of Period ..............     8,156,553       9,161,602       36,712,988      615,386,390    1,192,831
                                                 ------------    ------------     ------------    -------------   ----------
Net Assets - End of Period ....................  $ 11,202,572    $ 15,891,377     $ 45,813,579    $ 574,072,286   $1,962,265
                                                 ============    ============     ============    =============   ==========


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                 EQ/FI Small/Mid                  EQ/International
                                                 EQ/FI Mid Cap      Cap Value     EQ/High Yield     Equity Index
                                                --------------- ---------------- --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (53,970)    $   (250,804)   $     50,944       $  (1,440)
 Net realized gain (loss) on investments ......      (204,971)       1,358,517      (3,654,488)         (6,531)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (2,303,184)        (277,135)     (5,145,911)         (6,156)
                                                 ------------     ------------    ------------       ---------
 Net increase (decrease) in net assets from
  operations ..................................    (2,562,125)         830,578      (8,749,455)        (14,127)
                                                 ------------     ------------    ------------       ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................     3,878,452        1,281,781       9,465,225          54,715
  Transfers between funds and
   guaranteed interest rate account ...........     9,796,296       38,494,997         193,981         155,595
  Transfers for contract benefits and
   terminations ...............................      (300,576)      (2,376,264)     (2,492,834)         (1,161)
  Contract maintenance charges ................      (798,929)      (3,320,993)     (4,766,791)        (19,180)
                                                 ------------     ------------    ------------       ---------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,575,243       45,615,321       2,399,581         189,969
                                                 ------------     ------------    ------------       ---------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....       129,509           10,906          19,198         101,440
                                                 ------------     ------------    ------------       ---------
Increase (Decrease) in Net Assets .............    10,142,627       46,456,805      (6,330,676)        277,282
Net Assets - Beginning of Period ..............    15,116,587       80,434,806     121,924,278         314,167
                                                 ------------     ------------    ------------       ---------
Net Assets - End of Period ....................  $ 25,259,214     $126,891,611    $115,593,602       $ 591,449
                                                 ============     ============    ============       =========

                                                 EQ/J.P. Morgan   EQ/Janus Large Cap   EQ/Lazard Small    EQ/Marsico
                                                    Core Bond           Growth            Cap Value          Focus
                                                ---------------- -------------------- ----------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    (39,569)      $   (12,893)        $    5,316       $   (1,791)
 Net realized gain (loss) on investments ......       (842,185)           28,210             94,572           31,404
 Change in unrealized appreciation
  (depreciation) on investments ...............     (3,333,310)          255,699            (93,989)        (153,303)
                                                  ------------       -----------         ----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     (4,215,064)          271,016              5,899         (123,690)
                                                  ------------       -----------         ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................      3,659,264           826,512            285,150          628,961
  Transfers between funds and
   guaranteed interest rate account ...........      3,005,827         4,864,028            176,996        5,416,659
  Transfers for contract benefits and
   terminations ...............................       (302,743)           (2,107)           (85,094)         (47,957)
  Contract maintenance charges ................       (746,158)         (130,586)           (41,963)        (101,210)
                                                  ------------       -----------         ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      5,616,190         5,557,847            335,089        5,896,453
                                                  ------------       -----------         ----------       ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....        124,036            11,582              7,030            6,242
                                                  ------------       -----------         ----------       ----------
Increase (Decrease) in Net Assets .............      1,525,162         5,939,445            348,018        5,799,005
Net Assets - Beginning of Period ..............     13,693,911         4,697,409          2,298,740          699,409
                                                  ------------       -----------         ----------       ----------
Net Assets - End of Period ....................   $ 15,219,073       $10,636,854         $2,646,758       $6,478,414
                                                  ============       ===========         ==========       ==========


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                        EQ/MFS
                                                                       Emerging         EQ/MFS
                                                 EQ/Mercury Basic       Growth        Investors
                                                   Value Equity        Companies        Trust      EQ/MFS Research
                                                ------------------ ---------------- ------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     199,611     $    (524,339)   $  (11,453)    $   (137,364)
 Net realized gain (loss) on investments ......         670,298       (38,426,802)     (162,514)      (3,713,983)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (11,123,140)      (13,155,242)     (528,247)      (4,799,435)
                                                  -------------     -------------    ----------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     (10,253,231)      (52,106,383)     (702,214)      (8,650,782)
                                                  -------------     -------------    ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................      11,691,611       (24,285,186)      835,638        6,825,359
  Transfers between funds and
   guaranteed interest rate account ...........      20,857,922       (14,306,104)    1,424,643       (3,156,989)
  Transfers for contract benefits and
   terminations ...............................      (2,122,665)       (5,289,450)     (207,131)      (1,256,938)
  Contract maintenance charges ................      (3,270,829)       (8,682,661)     (208,661)      (2,186,120)
                                                  -------------     -------------    ----------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      27,156,039        (3,993,029)    1,844,489          225,312
                                                  -------------     -------------    ----------     ------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....           7,129            15,192       113,156           22,143
                                                  -------------     -------------    ----------     ------------
Increase (Decrease) in Net Assets .............      16,909,937       (56,084,220)    1,255,431       (8,403,327)
Net Assets - Beginning of Period ..............      97,531,356       216,260,282     4,095,531       57,601,761
                                                  -------------     -------------    ----------     ------------
Net Assets - End of Period ....................   $ 114,441,293     $ 160,176,062    $5,350,962     $ 49,198,434
                                                  =============     =============    ==========     ============

                                                    EQ/Putnam
                                                 Growth & Income         EQ/Putnam         EQ/Putnam      EQ/Small
                                                      Value        International Equity     Voyager     Company Index
                                                ----------------- ---------------------- ------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    (57,878)        $    (59,360)      $   (4,546)    $  (1,290)
 Net realized gain (loss) on investments ......       (287,809)            (259,758)         (83,272)       (1,098)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (2,613,184)          (1,847,876)        (189,385)      (44,517)
                                                  ------------         ------------       ----------     ---------
 Net increase (decrease) in net assets from
  operations ..................................     (2,958,871)          (2,166,994)        (277,203)      (46,905)
                                                  ------------         ------------       ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................      3,072,271            2,298,687          130,444        60,383
  Transfers between funds and
   guaranteed interest rate account ...........        903,458           60,515,031          136,129       124,783
  Transfers for contract benefits and
   terminations ...............................       (803,234)            (309,566)         (17,890)         (234)
  Contract maintenance charges ................       (981,048)            (794,490)         (60,706)       (9,584)
                                                  ------------         ------------       ----------     ---------
Net increase (decrease) in net assets from
 contractowners transactions ..................      2,191,447           61,709,662          187,977       175,348
                                                  ------------         ------------       ----------     ---------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....         26,520              186,292            4,546       102,123
                                                  ------------         ------------       ----------     ---------
Increase (Decrease) in Net Assets .............       (740,904)          59,728,960          (84,680)      230,566
Net Assets - Beginning of Period ..............     29,061,141            2,328,480        1,498,488       584,914
                                                  ------------         ------------       ----------     ---------
Net Assets - End of Period ....................   $ 28,320,237         $ 62,057,440       $1,413,808     $ 815,480
                                                  ============         ============       ==========     =========


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited)

June 30, 2002


1.   Organization

     The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

     The Account consists of 48 variable investment options of which 46 are reported herein(1):

     o AXA Premier VIP Core Bond
     o AXA Premier VIP Health Care
     o AXA Premier VIP International Equity
     o AXA Premier VIP Large Cap Core Equity
     o AXA Premier VIP Large Cap Growth
     o AXA Premier VIP Large Cap Value
     o AXA Premier VIP Small/Mid Cap Growth
     o AXA Premier VIP Small/Mid Cap Value
     o AXA Premier VIP Technology
     o EQ/Aggressive Stock(2)
     o EQ/Alliance Common Stock
     o EQ/Alliance Global
     o EQ/Alliance Growth and Income
     o EQ/Alliance Growth Investors
     o EQ/Alliance Intermediate Government Securities
     o EQ/Alliance International
     o EQ/Alliance Money Market
     o EQ/Alliance Premier Growth
     o EQ/Alliance Quality Bond
     o EQ/Alliance Small Cap Growth
     o EQ/Alliance Technology
     o EQ/Balanced
     o EQ/Bernstein Diversified Value(12)
     o EQ/Calvert Socially Responsible
     o EQ/Capital Guardian International
     o EQ/Capital Guardian Research
     o EQ/Capital Guardian U.S. Equity
     o EQ/Emerging Markets Equity(3)
     o EQ/Equity 500 Index(4)
     o EQ/Evergreen Omega(5)
     o EQ/FI Mid Cap
     o EQ/FI Small/Mid Cap Value(6)
     o EQ/High Yield(14)
     o EQ/International Equity Index(7)
     o EQ/J.P. Morgan Core Bond(8)
     o EQ/Janus Large Cap Growth
     o EQ/Lazard Small Cap Value
     o EQ/Marsico Focus
     o EQ/Mercury Basic Value Equity(9)
     o EQ/MFS Emerging Growth Companies
     o EQ/MFS Investors Trust(10)
     o EQ/MFS Research
     o EQ/Putnam Growth & Income Value
     o EQ/Putnam International Equity
     o EQ/Putnam Voyager(13)
     o EQ/Small Company Index(11)

     ----------
     1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.

     2)   Formerly known as Alliance Aggressive

     3)   Formerly known as Morgan Stanley Emerging Markets Equity

     4)   Formerly known as Alliance Equity Index

     5)   Formerly known as EQ/Evergreen

     6)   Formerly known as Warburg Pincus Small Company Value

     7)   Formerly known as BT International Equity Index

     8)   Formerly known as JPM Core Bond Portfolio

     9)   Formerly known as Merrill Lynch Basic Value Equity

     10)  Formerly known as MFS Growth with Income

     11)  Formerly known as BT Small Company Index

     12)  Formerly known as Lazard Large Cap Value

     13)  Formerly known as EQ/Putnam Investors Growth

     14)  Formerly known as EQ/Alliance High Yield

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

     The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus(SM), Paramount
     Life, IL Protector(SM), and IL COLI, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life; flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


1.   Organization (Concluded)

     Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series." Incentive Life policies sold during 1999 and thereafter are referred to as "Incentive Life 2000 Sales 1999 and after," reflect an investment in Class IB shares and are different from Incentive Life products.

     The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products (Incentive Life COLI, Incentive Life, Incentive Life Plus, Survivorship Incentive Life, and Survivorship 2000) which are sold through Equitable's Independent Broker Dealer Distribution channel.

     The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

     On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

     Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded by the Account on the trade date. Dividend and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on The Trusts' investment transactions.

     Receivable/payable for policy-related transactions represent amount due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

     Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less that the aggregate of the contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

     Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

     The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


2.   Significant Accounting Policies (Concluded)

     currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments for the Six Months ended June 30, 2002 were as follows:


                                                                 Purchases          Proceeds
                                                            ------------------ ------------------
     AXA Premier VIP Core Bond ..........................    $     3,336,525    $         2,687
     AXA Premier VIP Health Care ........................          2,116,232          1,078,891
     AXA Premier VIP International Equity ...............              8,197                 39
     AXA Premier VIP Large Cap Core Equity ..............                 --                 --
     AXA Premier VIP Large Cap Growth ...................                 --                 --
     AXA Premier VIP Large Cap Value ....................                 --                 --
     AXA Premier VIP Small/Mid Cap Growth ...............              1,880                 --
     AXA Premier VIP Small/Mid Cap Value ................          2,421,766             13,961
     AXA Premier VIP Technology .........................                 --                 --
     EQ/Aggressive Stock ................................        257,368,035        275,930,428
     EQ/Alliance Common Stock ...........................        157,338,610        225,163,696
     EQ/Alliance Global .................................         59,509,009         75,003,735
     EQ/Alliance Growth and Income ......................         73,230,132         40,178,369
     EQ/Alliance Growth Investors .......................         12,405,574         50,868,890
     EQ/Alliance Intermediate Government Securities .....         42,272,541         21,245,579
     EQ/Alliance International ..........................         28,557,631         26,555,852
     EQ/Alliance Money Market ...........................        967,555,193        973,662,313
     EQ/Alliance Premier Growth .........................         49,251,630         48,404,036
     EQ/Alliance Quality Bond ...........................         43,457,333         37,545,977
     EQ/Alliance Small Cap Growth .......................        151,299,038        137,825,593
     EQ/Alliance Technology .............................         21,471,313         16,356,038
     EQ/Balanced ........................................         15,188,011         27,725,992
     EQ/Bernstein Diversified Value .....................         50,573,780         55,298,773
     EQ/Calvert Socially Responsible ....................                 --                 --
     EQ/Capital Guardian International ..................            585,492             57,215
     EQ/Capital Guardian Research .......................          8,640,490          3,604,301
     EQ/Capital Guardian U.S. Equity ....................         10,630,970          1,335,294
     EQ/Emerging Markets Equity .........................         28,684,571         20,427,481
     EQ/Equity 500 Index ................................        143,256,464         97,624,261
     EQ/Evergreen Omega .................................          1,482,035            370,166
     EQ/FI Mid Cap ......................................         19,553,523          6,902,333
     EQ/FI Small/Mid Cap Value ..........................         68,652,853         23,272,647
     EQ/High Yield ......................................         30,595,612         28,148,466
     EQ/International Equity Index ......................            320,595             14,477
     EQ/J.P. Morgan Core Bond ...........................          6,316,449            651,153
     EQ/Janus Large Cap Growth ..........................          9,111,595          3,410,462
     EQ/Lazard Small Cap Value ..........................          1,262,171            896,370
     EQ/Marsico Focus ...................................          7,098,140          1,197,235
     EQ/Mercury Basic Value Equity ......................         32,954,594          4,891,240
     EQ MFS Emerging Growth Companies ...................        140,544,791        145,019,203
     EQ/MFS Investors Trust .............................          2,638,632            692,440
     EQ/MFS Research ....................................         46,159,698         46,038,645
     EQ/Putnam Growth & Income Value ....................          5,972,419          3,780,648
     EQ/Putnam International Equity .....................         68,879,053          7,047,310
     EQ/Putnam Voyager ..................................            315,786            127,809
     EQ/Small Company Index .............................            259,073              5,994
                                                             ---------------    ---------------
     Total ..............................................    $ 2,571,277,436    $ 2,408,375,999
                                                             ===============    ===============

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


4.   Expenses and Related Party Transactions

     The assets in each variable investment option are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio of The Trusts. Class IA and IB shares are offered by The Trusts at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

     Equitable Life serves as investment manager of The Trusts and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable life oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25%to a high of 1.30% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, ("Distributors") affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

     Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios as well as a portion of certain portfolios (for each EQ/Alliance option, for EQ/Balanced, EQ/Equity 500 Index, EQ/High Yield, AXA Premier VIP Small/Mid Cap Growth and EQ/Bernstein Diversified Value; also advises a portion of EQ/Aggressive Stock, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

     AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

     The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5.   Substitutions

     On April 26, 2002 the EQ/Putnam International Equity Portfolio acquired all the net assets of the EQ/T. Rowe Price International Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 6,910,736 of Class IB shares of EQ/T. Rowe Price International Portfolio (valued at $58,695,342) for 5,546,857 Class IB shares of the EQ/Putnam International Equity Portfolio outstanding (valued at $58,695,342). On April 26, 2002 the EQ/T. Rowe Price International Portfolio assets were combined with those of EQ/Putnam International Portfolio. The aggregate net assets of the EQ/Putnam International and the EQ/T. Rowe Price International Portfolios immediately before the substitution were $2,614,787 and $58,695,342 respectively, resulting in combined assets after the substitution of $61,310,129 in the EQ/Putnam International Equity Portfolio.

     On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of:

     o 17,996,107 Class IA shares of Alliance Conservative Investors (valued at $213,613,796), 369,654 Class IB shares of Alliance Conservative Investors (valued at $4,369,307),

     o 29,561 Class IA shares of EQ/Evergreen Foundation (valued at $279,939), 22,643 Class IB shares of EQ/Evergreen Foundation (valued at $214,429),

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


5.   Substitutions (Concluded)

     o 910,237 Class IA shares of EQ/Putnam Balanced (valued at $11,241,432), 107,226 Class IB shares of EQ/Putnam Balanced (valued at $1,324,236),

     o 475,863 Class IA shares of Mercury World Strategy (valued at $4,668,221), 59,561 Class IB shares of Mercury World Strategy (valued at $584,293)

     for 14,665,181 Class IA shares of the EQ/Balanced Portfolio and 416,171 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $236,295,653). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy at that date were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $217,983,103, $494,368, $12,565,668, $5,252,514 and $515,130,871, respectively, resulting in combined assets after substitution of $751,426,524 in EQ/Balanced
     Portfolio.

     On May 18, 2001 the EQ/Bernstein Diversified Value Portfolio (Bernstein), formerly the Lazard Large Cap Portfolio, acquired all the net assets of the
     T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with the Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 5,374,332 Class IB shares of T. Rowe Price Equity Income (valued at $71,048,669) for 5,785,722 of Class IB shares of Bernstein outstanding (valued at $71,048,669). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets at that date were combined with those of the Bernstein Portfolio. The aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $648,683 and $71,048,669, respectively, resulting in combined assets after the substitution of $71,697,352 in EQ/Bernstein Portfolio.

     On October 6, 2000 EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 35,800 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $1,013,069) for the 71,158 Class IB shares of BT Equity 500 Index Portfolio outstanding (valued at $1,013,069). BT Equity 500 Index Portfolio's assets at that date were combined with those of EQ/Equity 500 Index Portfolio. The aggregate net assets of EQ/Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $713,508,296 and $1,013,069, respectively, resulting in combined assets after the substitution of $714,521,365 in EQ/Equity 500 Index Portfolio.


6.   Asset Charges

     Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution channel have charges currently for Incentive Life, Incentive Life Plus, and Survivorship Incentive Life of 60%, and for Survivorship 2000 of 0.90%. The products sold through Equitable Life's Agent Distribution channel have charges ranging from 0.60% to 1.80% depending on the features of those products.

                                                                     Mortality and
                                                                        Expense     Mortality(b)   Administrative   Total
                                                                    -------------- -------------- ---------------- ------
     Incentive Life, Incentive Life 2000, Incentive Life 2000
     Sales 1999 and after, Incentive Life Plus
     Champion 2000 (a) ..........................................   .60%            --             --               .60%
     IL Plus Original Series, IL COLI (b) .......................   .85%            --             --               .85%
     Paramount Life .............................................   .60%            --             --               .60%
     IL COLI (b) ................................................   .20%            --             --               .20%
     Survivorship Incentive Life (a) ............................   .60%            --             --               .60%
     Survivorship 2000 (a) ......................................   .90%            --             --               .90%
     IL Protector (a) ...........................................   .80%            --             --               .80%
     SP-Flex (a) ................................................   .85%           .60%           .35%             1.80%

     ----------
     (a)  Charged to daily net assets of the Account.

     (b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.


     Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus Second Series, IL COLI, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Paramount Life and the Series 2000 Policies, Equitable Life deducts a

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


6.   Asset Charges (Concluded)

     charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Paramount Life and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

     All contractowners accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7.   Changes in Units Outstanding


                                                                             AXA Premier
                                               AXA Premier    AXA Premier        VIP
                                              VIP Core Bond    VIP Health   International
                                                   (a)          Care (a)      Equity (a)
                                             --------------- ------------- ---------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          10             --            --
Units Redeemed .............................          (1)            --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................           9             --            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................          24             23            --
Units Redeemed .............................          (1)           (12)           --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          23             11            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life
 - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------




                                                                                                 AXA Premier
                                                AXA Premier      AXA Premier     AXA Premier    VIP Small/Mid    AXA Premier
                                               VIP Large Cap    VIP Large Cap   VIP Large Cap     Cap Growth    VIP Small/Mid
                                              Core Equity (a)     Growth (a)      Value (a)          (a)        Cap Value (a)
                                             ----------------- --------------- --------------- --------------- --------------
Units Issued ...............................          --             --            --                 --               2
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --               2
                                                  ------         ------        ------             ------          ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          --             --            --                 --              22
Units Redeemed .............................          --             --            --                 --              (1)
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              21
                                                  ------         ------        ------             ------          ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --                  2              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                  2              --
                                                  ------         ------        ------             ------          ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------


----------
(a)  Units were made available for sale on May 13, 2002.

(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


                                                AXA Premier                    EQ/Alliance
                                                    VIP        EQ/Aggressive      Common     EQ/Alliance
                                              Technology (a)       Stock          Stock       Global (a)
                                             ---------------- --------------- ------------- -------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          --            102           118                 45
Units Redeemed .............................          --           (104)         (108)               (47)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             (2)           10                 (2)
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          --             47            40                  8
Units Redeemed .............................          --            (48)          (50)               (18)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             (1)          (10)               (10)
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --           483                 87
Units Redeemed .............................          --             --          (289)               (38)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --           194                 49
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             18            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             18            --                 --
                                                  ------         ------        ------             ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------






                                                                              EQ/Alliance
                                              EQ/Alliance    EQ/Alliance     Intermediate     EQ/Alliance
                                               Growth and       Growth        Government     International
                                               Income (a)   Investors (a)   Securities (a)        (a)
                                             ------------- --------------- ---------------- --------------
Units Issued ...............................          54             28           124                 46
Units Redeemed .............................         (31)           (36)         (103)               (48)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          23             (8)           21                 (2)
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life,  Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          13             16            12                 29
Units Redeemed .............................         (10)           (25)           (4)               (27)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................           3             (9)            8                  2
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             90            68                234
Units Redeemed .............................          --            (38)          (32)              (217)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             52            36                 17
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................         221             --            --                 --
Units Redeemed .............................         (74)            --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................         147             --            --                 --
                                                  ------         ------        ------             ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................           2             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................           2             --            --                 --
                                                  ------         ------        ------             ------


----------
(a)  Units were made available for sale on May 13, 2002.

(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


                                                             EQ/Alliance   EQ/Alliance
                                               EQ/Alliance     Premier    Quality Bond
                                              Money Market     Growth          (a)
                                             -------------- ------------ --------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................         699             69            92
Units Redeemed .............................        (636)           (64)          (76)
                                                  ------         ------        ------
Net Increase (Decrease) ....................         (63)             5            16
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................          --            875            --
Units Redeemed .............................          --           (867)           --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --              8            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................         192             41             8
Units Redeemed .............................        (190)           (48)           (3)
                                                  ------         ------        ------
Net Increase (Decrease) ....................           2             (7)            5
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................       1,632             --            --
Units Redeemed .............................      (1,558)            --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          74             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60%
Units Issued ...............................          --             --            60
Units Redeemed .............................          --             --           (11)
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            49
                                                  ------         ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------




                                              EQ/Alliance                                EQ/AXP
                                               Small Cap    EQ/Alliance   EQ/AXP New    Strategy
                                                 Growth      Technology   Dimensions   Aggressive   EQ/Balanced
                                             ------------- ------------- ------------ ------------ ------------
Units Issued ...............................          41             58            10         8           27
Units Redeemed .............................         (27)           (33)           (4)       (4)         (23)
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          14             25             6         4            4
                                                  ------         ------        ------    ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life, Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          --            543            28        49           --
Units Redeemed .............................          --           (459)          (10)      (27)          --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             84            18        22           --
                                                  ------         ------        ------    ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          10             10            --         1           12
Units Redeemed .............................          (7)             6            --         0           (8)
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................           3              4            --         1            4
                                                  ------         ------        ------    ------       ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          93             --            --        --           69
Units Redeemed .............................         (32)            --            --        --          (27)
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          61             --            --        --           42
                                                  ------         ------        ------    ------       ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


                                                              EQ/Calvert
                                              EQ/Bernstein     Socially      EQ/Capital    EQ/Capital
                                               Diversified   Responsible      Guardian      Guardian
                                                  Value          (a)       International    Research
                                             -------------- ------------- --------------- ------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          73             --            --            13
Units Redeemed .............................         (28)            --            --            (4)
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          45             --            --             9
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................         338             --            --            71
Units Redeemed .............................        (174)            --            --           (36)
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................         164             --            --            35
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          14             --            --             4
Units Redeemed .............................          (6)            --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................           8             --            --             4
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life -
 Class B 0.60%
Units Issued ...............................          11             --             7            --
Units Redeemed .............................          (1)            --            (1)           --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          10             --             6            --
                                                  ------         ------        ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------




                                                EQ/Capital    EQ/Emerging
                                              Guardian U.S.     Markets    EQ/Equity 500   EQ/Evergreen
                                                  Equity        Equity         Index          Omega
                                             --------------- ------------ --------------- -------------
Units Issued ...............................          17            107           137             9
Units Redeemed .............................          (4)           (80)          (67)           (3)
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          13             27            70             6
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          93            292          (208)           84
Units Redeemed .............................         (17)          (208)           --            (5)
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          76             84            --             8
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................           5              5            31            --
Units Redeemed .............................          --             --           (26)           --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................           5              5             5            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --           347            --
Units Redeemed .............................          --             --          (194)           --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --           152            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B
0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --              3            --            --
Units Redeemed .............................          --             (1)           --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --              2            --            --
                                                  ------         ------        ------        ------


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


                                                                  EQ/FI
                                                              Small/Mid Cap
                                              EQ/FI Mid Cap       Value       EQ/High Yield
                                             --------------- --------------- ---------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          25             69            30
Units Redeemed .............................          (4)           (24)          (22)
                                                  ------         ------        ------
Net Increase (Decrease) ....................          21             45             8
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000
 Sales 1999 and after, Survivorship Incentive Life, Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000
 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................         240            608            --
Units Redeemed .............................        (114)          (316)           --
                                                  ------         ------        ------
Net Increase (Decrease) ....................         126            292            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000
 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................           1             --             5
Units Redeemed .............................          --             --            (6)
                                                  ------         ------        ------
Net Increase (Decrease) ....................           1             --            (1)
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --              5             6
Units Redeemed .............................          --             --            (1)
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --              5             5
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life -
 Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------







                                                                                   EQ/Janus   EQ/Lazard
                                              EQ/International   EQ/J.P. Morgan   Large Cap   Small Cap   EQ/Marsico
                                                Equity Index        Core Bond       Growth      Value       Focus
                                             ------------------ ---------------- ----------- ----------- -----------
Units Issued ...............................          --               --             36          --            6
Units Redeemed .............................          --               --            (18)         --           (1)
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             18          --            5
                                                  ------           ------         ------      ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --               --            144          --           --
Units Redeemed .............................          --               --            (73)         --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             71          --           --
                                                  ------           ------         ------      ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          --               --             --          --           63
Units Redeemed .............................          --               --             --          --          (17)
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             --          --           46
                                                  ------           ------         ------      ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60%
Units Issued ...............................          --               --             --          --           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          --               --              5          --            3
Units Redeemed .............................          --               --             --          --           (1)
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --              5          --            2
                                                  ------           ------         ------      ------       ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --               --             --          --           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................           3               --             --          --           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................           3               --             --          --           --
                                                  ------           ------         ------      ------       ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --               --             --          --           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --                7             --           2           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --                7             --           2           --
                                                  ------           ------         ------      ------       ------


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Concluded)


                                                               EQ/MFS
                                               EQ/Mercury     Emerging
                                              Basic Value      Growth          EQ/MFS
                                                 Equity      Companies    Investors Trust
                                             ------------- ------------- -----------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          40            56              5
Units Redeemed .............................         (19)          (51)            (2)
                                                  ------        ------         ------
Net Increase (Decrease) ....................          21             5              3
                                                  ------        ------         ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --            --             --
Units Redeemed .............................          --            --             --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --            --             --
                                                  ------        ------         ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................         184            --             23
Units Redeemed .............................         (66)           --             (9)
                                                  ------        ------         ------
Net Increase (Decrease) ....................         118            --             14
                                                  ------        ------         ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --         1,210             --
Units Redeemed .............................          --        (1,251)            --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --           (41)            --
                                                  ------        ------         ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          11            15              4
Units Redeemed .............................          (5)          (18)            --
                                                  ------        ------         ------
Net Increase (Decrease) ....................           6            (3)           4
                                                  ------        ------         ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --            --             --
Units Redeemed .............................          --            --             --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --            --             --
                                                  ------        ------         ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --            --             --
Units Redeemed .............................          --            --             --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --            --             --
                                                  ------        ------         ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life
 - Class B 0.60%
Units Issued ...............................          --            --             --
Units Redeemed .............................          --            --             --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --            --             --
                                                  ------        ------         ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          11            25             --
Units Redeemed .............................          (2)          (15)            --
                                                  ------        ------         ------
Net Increase (Decrease) ....................           9            10             --
                                                  ------        ------         ------




                                                           EQ/Putnam      EQ/Putnam                 EQ/Small
                                               EQ/MFS      Growth &     International   EQ/Putnam   Company
                                              Research   Income Value       Equity       Voyager     Index
                                             ---------- -------------- --------------- ----------- ---------
Units Issued ...............................       37           10            140             --         --
Units Redeemed .............................      (32)          (7)           (10)            --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................        5            3            130             --         --
                                               ------       ------         ------         ------     ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................       --           --             --             --         --
Units Redeemed .............................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................       --           --            488             --         --
Units Redeemed .............................       --           --            (70)            --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --            418             --         --
                                               ------       ------         ------         ------     ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued ...............................      371           46             --             --         --
Units Redeemed .............................     (376)         (35)            --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       (6)          11             --             --         --
                                               ------       ------         ------         ------     ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................       16            3             57             --         --
Units Redeemed .............................      (17)          (2)            (4)            --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       (1)           1             53             --         --
                                               ------       ------         ------         ------     ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................       --           --             --             --         --
Units Redeemed .............................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................       --           --             --             --         --
Units Redeemed .............................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................       --           --             --             --         --
Units Redeemed .............................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................       14            4              3              1          1
Units Redeemed .............................       (9)          --             (1)            --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................        5            4              2              1          1
                                               ------       ------         ------         ------     ------


----------
(a)  Units were made available for sale on May 13, 2002.

(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
AXA Premier VIP Core Bond
IL Plus Original Series, IL COLI -- Class B 0.00% (a)
Unit Value, end of period ................................................................     $ 102.75
Net Assets (000's) .......................................................................     $    925
Number of units outstanding, end of period (000's) .......................................            9
Total Return .............................................................................         2.75%
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
Unit Value, end of period ................................................................     $ 102.44
Net Assets (000's) .......................................................................     $  2,356
Number of units outstanding, end of period (000's) .......................................           23
Total Return .............................................................................         2.48%
Survivorship 2000 -- Class B 0.90% (a)
Unit Value, end of period ................................................................     $ 102.29
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................         2.34%

AXA Premier VIP Health Care
IL Plus Original Series, IL COLI -- Class B 0.00% (a)
Unit Value, end of period ................................................................     $  85.49
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................       (14.51)%
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
Unit Value, end of period ................................................................     $  85.24
Net Assets (000's) .......................................................................     $    937
Number of units outstanding, end of period (000's) .......................................           11
Total Return .............................................................................       (14.74)%
Survivorship 2000 -- Class B 0.90% (a)
Unit Value, end of period ................................................................     $  85.11
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................       (14.85)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
AXA Premier VIP International Equity
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  94.97
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (5.00)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  94.83
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (5.13)%

AXA Premier VIP Large Cap Core Equity
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  85.58
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (14.40)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  85.45
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (14.51)%

AXA Premier VIP Large Cap Growth
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  76.14
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (23.83)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  76.03
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (23.93)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
AXA Premier VIP Large Cap Value
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  91.44
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (8.53)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  91.30
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (8.65)%

AXA Premier VIP Small/Mid Cap Growth
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  74.90
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (25.08)%
 Survivorship 2000 -- Class B 0.90% EDI (a)
 Unit Value, end of period ...............................................................     $  74.79
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (25.18)%

AXA Premier VIP Small/Mid Cap Value
IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $  86.91
 Net Assets (000's) ......................................................................     $    174
 Number of units outstanding, end of period (000's) ......................................            2
 Total Return ............................................................................       (13.09)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  86.66
 Net Assets (000's) ......................................................................     $  1,820
 Number of units outstanding, end of period (000's) ......................................           21
 Total Return ............................................................................       (13.32)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  86.53
 Net Assets (000's) ......................................................................     $    173
 Number of units outstanding, end of period (000's) ......................................            2
 Total Return ............................................................................       (13.43)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
AXA Premier VIP Technology
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  67.48
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (32.50)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  67.38
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (32.50)%

EQ/Aggressive Stock
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 117.60
 Net Assets (000's) ......................................................................     $ 40,807
 Number of units outstanding, end of period (000's) ......................................          347
 Total Return ............................................................................       (15.93)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  59.75
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (16.41)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  60.47
 Net Assets (000's) ......................................................................     $  7,377
 Number of units outstanding, end of period (000's) ......................................          122
 Total Return ............................................................................       (16.29)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Common Stock
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 195.47
 Net Assets (000's) ......................................................................     $138,784
 Number of units outstanding, end of period (000's) ......................................          710
 Total Return ............................................................................       (26.59)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  73.06
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (27.01)%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  73.93
 Net Assets (000's) ......................................................................     $ 92,339
 Number of units outstanding, end of period (000's) ......................................        1,249
 Total Return ............................................................................       (26.90)%

EQ/Alliance Global
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 141.68
 Net Assets (000's) ......................................................................     $ 50,176
 Number of units outstanding, end of period (000's) ......................................          210
 Total Return ............................................................................       (15.38)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  74.73
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (15.84)%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  68.55
 Net Assets (000's) ......................................................................     $ 19,125
 Number of units outstanding, end of period (000's) ......................................          279
 Total Return ............................................................................       (15.72)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Growth and Income
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 256.00
 Net Assets (000's) ......................................................................     $ 50,176
 Number of units outstanding, end of period (000's) ......................................          196
 Total Return ............................................................................       (12.34)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  98.13
 Net Assets (000's) ......................................................................     $ 56,719
 Number of units outstanding, end of period (000's) ......................................          578
 Total Return ............................................................................       (10.36)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $ 112.01
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (12.83)%

EQ/Alliance Growth Investors
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 184.87
 Net Assets (000's) ......................................................................     $ 54,536
 Number of units outstanding, end of period (000's) ......................................          295
 Total Return ............................................................................       (10.10)%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  82.97
 Net Assets (000's) ......................................................................     $ 25,306
 Number of units outstanding, end of period (000's) ......................................          305
 Total Return ............................................................................       (10.47)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  92.75
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (10.61)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Intermediate Government Securities
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 166.33
 Net Assets (000's) ......................................................................     $ 43,578
 Number of units outstanding, end of period (000's) ......................................          262
 Total Return ............................................................................         3.49%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $ 120.01
 Net Assets (000's) ......................................................................     $ 13,801
 Number of units outstanding, end of period (000's) ......................................          115
 Total Return ............................................................................         3.06%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $ 121.50
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         2.91%

EQ/Alliance International
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 110.22
 Net Assets (000's) ......................................................................     $  8,597
 Number of units outstanding, end of period (000's) ......................................           78
 Total Return ............................................................................         2.86%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  80.19
 Net Assets (000's) ......................................................................     $  6,255
 Number of units outstanding, end of period (000's) ......................................           78
 Total Return ............................................................................         2.45%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  77.77
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         2.29%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Money Market
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 144.35
 Net Assets (000's) ......................................................................     $ 95,993
 Number of units outstanding, end of period (000's) ......................................          665
 Total Return ............................................................................         0.80%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 114.14
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         0.23%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 115.50
 Net Assets (000's) ......................................................................     $ 98,406
 Number of units outstanding, end of period (000's) ......................................          852
 Total Return ............................................................................         0.38%

EQ/Alliance Premier Growth
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  58.39
 Net Assets (000's) ......................................................................     $  6,365
 Number of units outstanding, end of period (000's) ......................................          109
 Total Return ............................................................................       (21.29)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000,
   Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  57.32
 Net Assets (000's) ......................................................................     $ 78,184
 Number of units outstanding, end of period (000's) ......................................        1,364
 Total Return ............................................................................       (21.52)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  56.80
 Net Assets (000's) ......................................................................     $  4,260
 Number of units outstanding, end of period (000's) ......................................           75
 Total Return ............................................................................       (21.64)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Quality Bond
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................    $ 176.37
 Net Assets (000's) ......................................................................    $ 48.678
 Number of units outstanding, end of period (000's) ......................................         276
 Total Return ............................................................................        1.83%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................    $ 119.92
 Net Assets (000's) ......................................................................    $     --
 Number of units outstanding, end of period (000's) ......................................          --
 Total Return ............................................................................        1.25%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................    $ 119.28
 Net Assets (000's) ......................................................................    $  6,818
 Number of units outstanding, end of period (000's) ......................................         141
 Total Return ............................................................................        1.40%

EQ/Alliance Small Cap Growth
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................    $ 128.15
 Net Assets (000's) ......................................................................    $ 18,325
 Number of units outstanding, end of period (000's) ......................................         143
 Total Return ............................................................................      (16.67)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
  Life -- Class B 0.60%
 Unit Value, end of period ...............................................................    $  94.25
 Net Assets (000's) ......................................................................    $ 23,186
 Number of units outstanding, end of period (000's) ......................................         246
 Total Return ............................................................................      (17.02)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................    $  93.14
 Net Assets (000's) ......................................................................    $     --
 Number of units outstanding, end of period (000's) ......................................          --
 Total Return ............................................................................      (17.14)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Technology
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  35.72
 Net Assets (000's) ......................................................................     $  3,714
 Number of units outstanding, end of period (000's) ......................................          104
 Total Return ............................................................................       (29.18)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  35.24
 Net Assets (000's) ......................................................................     $ 30,060
 Number of units outstanding, end of period (000's) ......................................          853
 Total Return ............................................................................       (29.39)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  35.01
 Net Assets (000's) ......................................................................     $  1,400
 Number of units outstanding, end of period (000's) ......................................           40
 Total Return ............................................................................       (29.49)%

EQ/Balanced
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 188.90
 Net Assets (000's) ......................................................................     $ 33,624
 Number of units outstanding, end of period (000's) ......................................          178
 Total Return ............................................................................        (9.28)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 103.28
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (9.79)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  95.45
 Net Assets (000's) ......................................................................     $ 20,140
 Number of units outstanding, end of period (000's) ......................................          211
 Total Return ............................................................................        (9.66)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Bernstein Diversified Value
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  93.57
 Net Assets (000's) ......................................................................     $ 20,118
 Number of units outstanding, end of period (000's) ......................................          215
 Total Return ............................................................................        (3.97)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 106.53
 Net Assets (000's) ......................................................................     $ 74,251
 Number of units outstanding, end of period (000's) ......................................          697
 Total Return ............................................................................        (4.26)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 105.28
 Net Assets (000's) ......................................................................     $  7,580
 Number of units outstanding, end of period (000's) ......................................           72
 Total Return ............................................................................        (4.40)%

EQ/Calvert Socially Responsible
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  73.52
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (16.72)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  72.89
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (16.84)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Capital Guardian International
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  79.29
 Net Assets (000's) ......................................................................     $  1,189
 Number of units outstanding, end of period (000's) ......................................           15
 Total Return ............................................................................        (3.19)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  78.61
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (3.33)%

EQ/Capital Guardian Research
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  93.25
 Net Assets (000's) ......................................................................     $  3,077
 Number of units outstanding, end of period (000's) ......................................           33
 Total Return ............................................................................       (16.83)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  91.68
 Net Assets (000's) ......................................................................     $  7,609
 Number of units outstanding, end of period (000's) ......................................           83
 Total Return ............................................................................       (17.07)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  90.90
 Net Assets (000's) ......................................................................     $    455
 Number of units outstanding, end of period (000's) ......................................            5
 Total Return ............................................................................       (17.19)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Capital Guardian U.S. Equity
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  87.86
 Net Assets (000's) ......................................................................     $  2,197
 Number of units outstanding, end of period (000's) ......................................           25
 Total Return ............................................................................       (16.42)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  86.38
 Net Assets (000's) ......................................................................     $ 12,957
 Number of units outstanding, end of period (000's) ......................................          150
 Total Return ............................................................................       (16.66)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  85.65
 Net Assets (000's) ......................................................................     $    600
 Number of units outstanding, end of period (000's) ......................................            7
 Total Return ............................................................................       (16.79)%

EQ/Emerging Markets Equity
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  67.39
 Net Assets (000's) ......................................................................     $ 10,648
 Number of units outstanding, end of period (000's) ......................................          158
 Total Return ............................................................................         3.96%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  65.45
 Net Assets (000's) ......................................................................     $ 31,743
 Number of units outstanding, end of period (000's) ......................................          485
 Total Return ............................................................................         3.65%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  64.50
 Net Assets (000's) ......................................................................     $  1,935
 Number of units outstanding, end of period (000's) ......................................           30
 Total Return ............................................................................         3.50%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  88.74
 Net Assets (000's) ......................................................................     $  1,242
 Number of units outstanding, end of period (000's) ......................................           14
 Total Return ............................................................................         3.65%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Equity 500 Index
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 236.04
 Net Assets (000's) ......................................................................     $113,771
 Number of units outstanding, end of period (000's) ......................................          482
 Total Return ............................................................................       (13.19)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  84.37
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (13.68)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  74.20
 Net Assets (000's) ......................................................................     $ 53,943
 Number of units outstanding, end of period (000's) ......................................          727
 Total Return ............................................................................       (13.56)%

EQ/Evergreen Omega
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  66.85
 Net Assets (000's) ......................................................................     $    669
 Number of units outstanding, end of period (000's) ......................................           10
 Total Return ............................................................................       (14.82)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  63.68
 Net Assets (000's) ......................................................................     $  1,273
 Number of units outstanding, end of period (000's) ......................................           20
 Total Return ............................................................................       (15.07)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  63.09
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (15.20)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/FI Mid Cap (all distibution channels)
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  78.55
 Net Assets (000's) ......................................................................     $  2,749
 Number of units outstanding, end of period (000's) ......................................           35
 Total Return ............................................................................        (9.67)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  77.69
 Net Assets (000's) ......................................................................     $ 21,520
 Number of units outstanding, end of period (000's) ......................................          277
 Total Return ............................................................................        (9.94)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  77.26
 Net Assets (000's) ......................................................................     $    773
 Number of units outstanding, end of period (000's) ......................................           10
 Total Return ............................................................................       (10.07)%

EQ/FI Small/Mid Cap Value
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 119.34
 Net Assets (000's) ......................................................................     $ 16,111
 Number of units outstanding, end of period (000's) ......................................          135
 Total Return ............................................................................         2.68%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after -- Class A and B 0.60%
 Unit Value, end of period ...............................................................     $ 118.79
 Net Assets (000's) ......................................................................     $ 98,596
 Number of units outstanding, end of period (000's) ......................................          830
 Total Return ............................................................................         2.38%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  92.21
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         2.23%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 115.40
 Net Assets (000's) ......................................................................     $  3,000
 Number of units outstanding, end of period (000's) ......................................           26
 Total Return ............................................................................         2.38%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                         Six Months Ended
                                                                                          June 30, 2002
                                                                                        -----------------
EQ/High Yield
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ............................................................     $ 137.61
 Net Assets (000's) ...................................................................     $ 18,204
 Number of units outstanding, end of period (000's) ...................................          132
 Total Return .........................................................................        (6.78)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ............................................................     $  71.28
 Net Assets (000's) ...................................................................     $     --
 Number of units outstanding, end of period (000's) ...................................           --
 Total Return .........................................................................        (7.31)%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ............................................................     $  72.13
 Net Assets (000's) ...................................................................     $  6,780
 Number of units outstanding, end of period (000's) ...................................           94
 Total Return .........................................................................        (7.17)%

EQ/International Equity Index
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ............................................................     $  75.11
 Net Assets (000's) ...................................................................     $    451
 Number of units outstanding, end of period (000's) ...................................            6
 Total Return .........................................................................        (2.87)%
 Survivorship 2000 -- Class A 0.90%
 Unit Value, end of period ............................................................     $  74.21
 Net Assets (000's) ...................................................................     $     --
 Number of units outstanding, end of period (000's) ...................................           --
 Total Return .........................................................................        (3.01)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ............................................................     $  74.09
 Net Assets (000's) ...................................................................     $     --
 Number of units outstanding, end of period (000's) ...................................           --
 Total Return .........................................................................        (2.87)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/J.P. Morgan Core Bond
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 125.50
 Net Assets (000's) ......................................................................     $  6,401
 Number of units outstanding, end of period (000's) ......................................           51
 Total Return ............................................................................         3.22%
 Survivorship 2000 -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 123.94
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         3.07%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 123.28
 Net Assets (000's) ......................................................................     $  4,068
 Number of units outstanding, end of period (000's) ......................................           33
 Total Return ............................................................................         3.22%

EQ/Janus Large Cap Growth
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  49.98
 Net Assets (000's) ......................................................................     $  2,449
 Number of units outstanding, end of period (000's) ......................................           49
 Total Return ............................................................................       (23.06)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  49.44
 Net Assets (000's) ......................................................................     $ 12,063
 Number of units outstanding, end of period (000's) ......................................          244
 Total Return ............................................................................       (23.28)%
 Survivorship 2000 -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  49.16
 Net Assets (000's) ......................................................................     $    541
 Number of units outstanding, end of period (000's) ......................................           11
 Total Return ............................................................................       (23.40)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Lazard Small Cap Value
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 133.79
 Net Assets (000's) ......................................................................     $  1,564
 Number of units outstanding, end of period (000's) ......................................           12
 Total Return ............................................................................        (0.68)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 132.21
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (0.83)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 130.27
 Net Assets (000's) ......................................................................     $  1,062
 Number of units outstanding, end of period (000's) ......................................            8
 Total Return ............................................................................        (0.68)%

EQ/Marsico Focus
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 108.06
 Net Assets (000's) ......................................................................     $    540
 Number of units outstanding, end of period (000's) ......................................            5
 Total Return ............................................................................         1.70%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 107.58
 Net Assets (000's) ......................................................................     $  5,594
 Number of units outstanding, end of period (000's) ......................................           52
 Total Return ............................................................................         1.40%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 107.34
 Net Assets (000's) ......................................................................     $    322
 Number of units outstanding, end of period (000's) ......................................            3
 Total Return ............................................................................         1.25%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Mercury Basic Value Equity
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 168.85
 Net Assets (000's) ......................................................................     $ 19,755
 Number of units outstanding, end of period (000's) ......................................          117
 Total Return ............................................................................        (7.86)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Series 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 163.69
 Net Assets (000's) ......................................................................     $ 82,500
 Number of units outstanding, end of period (000's) ......................................          504
 Total Return ............................................................................        (8.13)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 161.16
 Net Assets (000's) ......................................................................     $  8,380
 Number of units outstanding, end of period (000's) ......................................           52
 Total Return ............................................................................        (8.27)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 107.05
 Net Assets (000's) ......................................................................     $  3,104
 Number of units outstanding, end of period (000's) ......................................           29
 Total Return ............................................................................        (8.13)%

EQ/MFS Emerging Growth Companies
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 116.39
 Net Assets (000's) ......................................................................     $ 18,972
 Number of units outstanding, end of period (000's) ......................................          163
 Total Return ............................................................................       (23.98)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Series 1999 and after -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 112.84
 Net Assets (000's) ......................................................................     $126,607
 Number of units outstanding, end of period (000's) ......................................        1,122
 Total Return ............................................................................       (24.20)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 111.09
 Net Assets (000's) ......................................................................     $  8,110
 Number of units outstanding, end of period (000's) ......................................           73
 Total Return ............................................................................       (24.31)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  64.83
 Net Assets (000's) ......................................................................     $  5,446
 Number of units outstanding, end of period (000's) ......................................           84
 Total Return ............................................................................       (24.20)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/MFS Investors Trust
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  75.81
 Net Assets (000's) ......................................................................     $    682
 Number of units outstanding, end of period (000's) ......................................            9
 Total Return ............................................................................       (12.21)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  74.43
 Net Assets (000's) ......................................................................     $  4,094
 Number of units outstanding, end of period (000's) ......................................           55
 Total Return ............................................................................       (12.47)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  73.74
 Net Assets (000's) ......................................................................     $    369
 Number of units outstanding, end of period (000's) ......................................            5
 Total Return ............................................................................       (12.60)%

EQ/MFS Research
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 112.16
 Net Assets (000's) ......................................................................     $  9,758
 Number of units outstanding, end of period (000's) ......................................           87
 Total Return ............................................................................       (14.60)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 108.73
 Net Assets (000's) ......................................................................     $ 34,468
 Number of units outstanding, end of period (000's) ......................................          317
 Total Return ............................................................................       (14.86)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 107.05
 Net Assets (000's) ......................................................................     $  2,890
 Number of units outstanding, end of period (000's) ......................................           27
 Total Return ............................................................................       (14.98)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  73.19
 Net Assets (000's) ......................................................................     $  1,610
 Number of units outstanding, end of period (000's) ......................................           22
 Total Return ............................................................................       (14.86)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Putnam Growth & Income Value
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 116.80
 Net Assets (000's) ......................................................................     $  5,256
 Number of units outstanding, end of period (000's) ......................................           45
 Total Return ............................................................................        (9.25)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 113.23
 Net Assets (000's) ......................................................................     $ 19,249
 Number of units outstanding, end of period (000's) ......................................          170
 Total Return ............................................................................        (9.52)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 111.48
 Net Assets (000's) ......................................................................     $  1,895
 Number of units outstanding, end of period (000's) ......................................           17
 Total Return ............................................................................        (9.65)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  79.46
 Net Assets (000's) ......................................................................     $  1,589
 Number of units outstanding, end of period (000's) ......................................           20
 Total Return ............................................................................        (9.52)%

EQ/Putnam International Equity (b)
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $  92.53
 Net Assets (000's) ......................................................................     $ 12,029
 Number of units outstanding, end of period (000's) ......................................          130
 Total Return ............................................................................        (3.48)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class A 0.60%
 Unit Value, end of period ...............................................................     $ 100.15
 Net Assets (000's) ......................................................................     $ 43,565
 Number of units outstanding, end of period (000's) ......................................          435
 Total Return ............................................................................        (3.58)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  98.97
 Net Assets (000's) ......................................................................     $  5,246
 Number of units outstanding, end of period (000's) ......................................           53
 Total Return ............................................................................        (2.82)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  98.08
 Net Assets (000's) ......................................................................     $    785
 Number of units outstanding, end of period (000's) ......................................            8
 Total Return ............................................................................        (2.68)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 Six Months Ended
                                                                                  June 30, 2002
                                                                                -----------------
EQ/Putnam Voyager
 Incentive Life 2000 Sales 1999 and after Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ....................................................     $  72.15
 Net Assets (000's) ...........................................................     $  1,082
 Number of units outstanding, end of period (000's) ...........................           15
 Total Return .................................................................       (16.86)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ....................................................     $  63.35
 Net Assets (000's) ...........................................................     $    317
 Number of units outstanding, end of period (000's) ...........................            5
 Total Return .................................................................       (16.86)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ....................................................     $  71.30
 Net Assets (000's) ...........................................................     $     --
 Number of units outstanding, end of period (000's) ...........................           --
 Total Return .................................................................       (16.98)%

EQ/Small Company Index
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ....................................................     $ 107.37
 Net Assets (000's) ...........................................................     $    644
 Number of units outstanding, end of period (000's) ...........................            6
 Total Return .................................................................        (5.19)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ....................................................     $ 106.10
 Net Assets (000's) ...........................................................     $     --
 Number of units outstanding, end of period (000's) ...........................           --
 Total Return .................................................................        (5.33)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ....................................................     $ 105.99
 Net Assets (000's) ...........................................................     $    106
 Number of units outstanding, end of period (000's) ...........................            1
 Total Return .................................................................        (5.19)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


9. Investment Income ratio

Shown below is the Investment Income Ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                       Six Months Ended June 30,
                                                                 2002
                                                      --------------------------
 AXA Premier VIP Core Bond ..........................   --
 AXA Premier VIP Health Care ........................   --
 AXA Premier VIP International Equity ...............   --
 AXA Premier VIP Large Cap Core Equity ..............   --
 AXA Premier VIP Large Cap Growth ...................   --
 AXA Premier VIP Large Cap Value ....................   --
 AXA Premier VIP Small/Mid Cap Growth ...............   --
 AXA Premier VIP Small/Mid Cap Value ................   --
 AXA Premier VIP Technology .........................   --
 EQ/Aggressive Stock ................................   0.01%
 EQ/Alliance Common Stock ...........................   0.05%
 EQ/Alliance Global .................................   0.00%
 EQ/Alliance Growth and Income ......................   0.05%
 EQ/Alliance Growth Investors .......................   0.05%
 EQ/Alliance Intermediate Government Securities .....   0.00%
 EQ/Alliance International ..........................   0.00%
 EQ/Alliance Money Market ...........................   0.00%
 EQ/Alliance Premier Growth .........................   0.00%
 EQ/Alliance Quality Bond ...........................   0.16%
 EQ/Alliance Small Cap Growth .......................   0.00%
 EQ/Alliance Technology .............................   0.00%
 EQ/AXP New Dimensions ..............................   0.04%
 EQ/AXP Strategy Aggressive .........................   0.00%
 EQ/Balanced ........................................   0.04%
 EQ/Bernstein Diversified Value .....................   0.00%
 EQ/Calvert Socially Responsible ....................   0.00%
 EQ/Capital Guardian International ..................   0.55%
 EQ/Capital Guardian Research .......................   0.02%
 EQ/Capital Guardian US Equity ......................   0.03%
 EQ/Emerging Markets Equity .........................   0.00%
 EQ/Equity 500 Index ................................   0.05%
 EQ/Evergreen Omega .................................   0.00%
 EQ/FI Mid Cap ......................................   0.02%
 EQ/FI Small/Mid Cap Value ..........................   0.02%
 EQ/High Yield ......................................   0.32%
 EQ/International Equity Index ......................   0.00%
 EQ/J.P. Morgan Core Bond ...........................   0.14%
 EQ/Janus Large Cap Growth ..........................   0.00%
 EQ/Lazard Small Cap Value ..........................   0.50%
 EQ/Marsico Focus ...................................   0.13%
 EQ/Mercury Basic Value Equity ......................   0.45%
 EQ/MFS Emerging Growth Companies ...................   0.00%
 EQ/MFS Investors Trust .............................   0.04%
 EQ/MFS Research ....................................   0.00%
 EQ/Putnam Growth & Income Value ....................   0.06%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Concluded)

June 30, 2002


9. Investment Income ratio (Concluded)

                                             Six Months Ended June 30,
                                                       2002
                                            --------------------------
 EQ/Putnam International Equity .........   0.00%
 EQ/Putnam Investors Growth .............   0.00%
 EQ/Small Company Index .................   0.12%

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                                   (UNAUDITED)

                                                                                 JUNE 30,           DECEMBER 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (In Millions)


ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    24,550.6        $    23,265.9
  Mortgage loans on real estate.............................................        3,777.0              4,333.3
  Equity real estate........................................................          803.8                875.7
  Policy loans..............................................................        4,077.9              4,100.7
  Other equity investments..................................................          783.3                756.6
  Other invested assets.....................................................          805.2                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       34,797.8             34,018.2
Cash and cash equivalents...................................................        1,819.1                680.0
Cash and securities segregated, at estimated fair value.....................        1,083.4              1,415.2
Broker-dealer related receivables...........................................        1,876.3              1,950.9
Deferred policy acquisition costs...........................................        5,708.3              5,513.7
Goodwill and other intangible assets, net...................................        3,391.9              3,370.2
Amounts due from reinsurers.................................................        2,286.2              2,237.0
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        4,013.0              3,754.1
Separate Accounts assets....................................................       40,903.0             46,947.3
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    96,279.0        $   100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    22,132.9        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,589.2             13,542.7
Broker-dealer related payables..............................................        1,508.9              1,260.7
Customers related payables..................................................        1,494.9              1,814.5
Amounts due to reinsurers...................................................          815.2                798.5
Short-term and long-term debt...............................................        2,022.3              1,475.5
Federal income taxes payable................................................        2,041.6              1,885.0
Other liabilities...........................................................        1,684.0              1,702.0
Separate Accounts liabilities...............................................       40,784.5             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,766.0              1,776.0
Minority interest subject to redemption rights..............................          641.3                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       88,480.8             92,720.9
                                                                              -----------------    -----------------

Commitments and contingencies (Note 9)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,697.5              4,694.6
Retained earnings...........................................................        2,849.9              2,653.2
Accumulated other comprehensive income......................................          248.3                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        7,798.2              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    96,279.0        $   100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                                   (UNAUDITED)

                                                           THREE MONTHS ENDED                   SIX MONTHS ENDED
                                                                JUNE 30,                            JUNE 30,
                                                    ----------------------------------  ---------------------------------
                                                         2002               2001             2002              2001
                                                    ----------------   ---------------  ----------------  ---------------
                                                                               (IN MILLIONS)

REVENUES
Universal life and investment-type
  product policy fee income........................ $      330.3       $      340.4     $      671.2      $      686.1
Premiums...........................................        236.6              245.0            471.9             513.7
Net investment income..............................        580.6              580.7          1,171.3           1,192.6
Investment gains (losses), net.....................         24.9              (51.2)           (12.8)            (29.2)
Commissions, fees and other income.................        899.7              783.7          1,654.4           1,558.5
                                                    ----------------   ---------------  ---------------   ---------------
      Total revenues...............................      2,072.1            1,898.6          3,956.0           3,921.7
                                                    ----------------   ---------------  ----------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................        467.6              463.2            928.8             932.3
Interest credited to policyholders' account
  balances.........................................        247.3              249.1            495.1             497.9
Compensation and benefits..........................        295.7              359.5            565.9             575.1
Commissions........................................        203.7              179.7            399.0             380.5
Distribution plan payments.........................        119.0              124.1            237.7             248.2
Amortization of deferred sales commissions.........         60.8               58.2            117.8             116.2
Interest expense...................................         29.1               21.7             50.4              47.2
Amortization of deferred policy acquisition costs..         58.6               57.5            141.3             152.7
Capitalization of deferred policy acquisition costs       (195.0)            (194.1)          (371.7)           (379.6)
Rent expense.......................................         41.5               38.4             82.8              76.6
Amortization of intangible assets, net.............          5.2               44.4             10.5              88.8
Other operating costs and expenses.................        205.0              222.4            427.6             473.8
                                                    ----------------   --------------   ---------------   ---------------
      Total benefits and other deductions..........      1,538.5            1,624.1          3,085.2           3,209.7
                                                    ----------------   ---------------  ----------------  ---------------

Earnings from continuing operations before
  Federal income taxes and minority interest.......        533.6              274.5             870.8            712.0
Federal income tax expense.........................       (147.8)             (57.5)           (222.7)          (176.4)
Minority interest in net income of
  consolidated subsidiaries........................        (99.2)             (96.7)           (201.0)          (188.2)
                                                    ----------------   ---------------  ----------------  ---------------
Earnings from continuing operations................        286.6              120.3             447.1            347.4
(Loss) earnings from discontinued operations, net
  of Federal income taxes..........................         (1.4)              (1.8)              (.4)             8.2
Cumulative effect of accounting change, net of
   Federal income taxes............................          -                  -                 -               (3.5)
                                                    ----------------   ---------------  ----------------  ---------------

Net Earnings....................................... $      285.2       $      118.5      $      446.7      $     352.1
                                                    ================   ===============  ================  ===============



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                     SIX MONTHS ENDED JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning of year and end of period.............  $         2.5        $         2.5
                                                                              -----------------    -----------------

Capital in excess of par value, beginning of year...........................        4,694.6              4,723.8
Increase (decrease) in additional paid in capital in excess of par value....            2.9                (14.8)
                                                                              -----------------    -----------------
Capital in excess of par value, end of period...............................        4,697.5              4,709.0
                                                                              -----------------    -----------------

Retained earnings, beginning of year........................................        2,653.2              3,706.2
Net earnings................................................................          446.7                352.1
Shareholder dividends paid..................................................         (250.0)            (1,500.0)
                                                                              -----------------    -----------------
Retained earnings, end of period............................................        2,849.9              2,558.3
                                                                              -----------------    -----------------

Accumulated other comprehensive income, beginning of year...................          215.4                 12.8
Other comprehensive income..................................................           32.9                 76.3
                                                                              -----------------    -----------------
Accumulated other comprehensive income, end of period.......................          248.3                 89.1
                                                                              -----------------    -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF PERIOD...................................  $     7,798.2        $     7,358.9
                                                                              =================    =================

















                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                     SIX MONTHS ENDED JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

Net earnings................................................................  $       446.7        $       352.1
  Adjustments to reconcile net earnings to net cash provided (used)
    by operating activities:
    Interest credited to policyholders' account balances....................          495.1                497.9
    Universal life and investment-type product policy fee income............         (671.2)              (686.1)
    Net change in broker-dealer and customer related receivables/payables...         (153.2)              (142.2)
    Investment losses, net..................................................           12.8                 29.2
    Decrease in segregated cash and securities, net.........................          331.7                204.3
    Change in deferred policy acquisition costs.............................         (230.0)              (226.0)
    Change in future policy benefits........................................           (6.5)               (13.9)
    Change in property and equipment........................................          (37.2)              (140.8)
    Change in Federal income tax payable....................................          124.5               (470.6)
    Change in accounts payable and accrued expenses.........................           11.8                 47.2
    Other, net..............................................................           53.3                385.0
                                                                              -----------------    -----------------

Net cash provided (used) by operating activities............................          377.8               (163.9)
                                                                              -----------------    -----------------

Cash flows from investing activities:
  Maturities and repayments.................................................        1,355.0              1,192.1
  Sales....................................................................         4,089.9              4,873.4
  Purchases.................................................................       (6,079.8)            (5,107.7)
  (Increase) decrease in short-term investments.............................         (150.5)               186.1
  Other, net................................................................           96.6               (230.9)
                                                                              -----------------    -----------------

Net cash (used) provided by investing activities............................         (688.8)               913.0
                                                                              -----------------    -----------------

Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.............................................................         2,394.9              1,479.5
      Withdrawals and transfers to Separate Accounts.......................        (1,065.0)            (1,392.9)
  Net increase (decrease) in short-term financings..........................          546.4               (156.2)
  Shareholder dividends paid................................................         (250.0)            (1,500.0)
  Other, net................................................................         (176.2)              (248.6)
                                                                              -----------------    -----------------

Net cash provided (used) by financing activities............................        1,450.1             (1,818.2)
                                                                              -----------------    -----------------

Change in cash and cash equivalents.........................................        1,139.1             (1,069.1)
Cash and cash equivalents, beginning of year................................          680.0              2,140.0
                                                                              -----------------    -----------------

Cash and Cash Equivalents, End of Period....................................  $     1,819.1        $     1,070.9
                                                                              =================    =================


Supplemental cash flow information
  Interest Paid.............................................................  $        42.1        $        27.5
                                                                              =================    =================
  Income Taxes Paid.........................................................  $        86.3        $       619.4
                                                                              =================    =================




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (UNAUDITED)


1)    BASIS OF PRESENTATION

      The preparation of the accompanying unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying unaudited interim consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented. All significant intercompany transactions and balances except those with discontinued operations (see
      Note 5) have been eliminated in consolidation. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 2001. The results of operations for the six months ended June 30, 2002 are not necessarily indicative of the results to be expected for the full year.

      The terms "second quarter 2002" and "second quarter 2001" refer to the three months ended June 30, 2002 and 2001, respectively. The terms "first half of 2002" and "first half of 2001" refer to the six months ended June 30, 2002 and 2001, respectively.

      Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the current presentation.

2)    ACCOUNTING CHANGES

      On January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". Upon adoption of SFAS No. 142, amortization of goodwill ceased. Amortization of goodwill and other intangible assets for second quarter and first half of 2001, respectively, was approximately $18.3 million and $36.6 million, net of minority interest of $26.2 million and $52.3 million, of which $1.9 million and $3.8 million, net of minority interest of $3.4 million and $6.8 million, related to intangibles. Net income, excluding goodwill amortization expense, for second quarter and first half of 2001, respectively, would have been $134.9 million and $384.9 million. Amortization of other intangible assets for second quarter and first half of 2002, respectively, was $2.1 million and $4.2 million, net of minority interest of $3.1 million and $6.3 million, and is not expected to vary significantly from that amount in each of the five succeeding periods. The gross carrying amount and accumulated amortization of other intangible assets was $512.6 million and $129.4 million, respectively, at June 30, 2002 and $509.5 million and $118.9 million, respectively, at December 31, 2001. The carrying amount of goodwill was $3,008.7 million and $2,979.6 million, respectively, at June 30, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in the first half of 2002 of transitional impairment testing of indefinite-lived intangible assets and goodwill. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 include interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the FASB and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's result of of operations or its financial position. Upon its adoption of SFAS
      No. 133, the Company reclassified $196.6 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $5.8 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The Company adopted the AICPA's SOP 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

3)    INVESTMENTS


      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                                          SIX MONTHS ENDED
                                                                                               JUNE,
                                                                                 -----------------------------------
                                                                                      2002                2001
                                                                                 ---------------     ---------------
                                                                                           (IN MILLIONS)


      Balances, beginning of year............................................... $       87.6        $     126.2
      Additions charged to income...............................................         13.5               15.8
      Deductions for writedowns and asset dispositions..........................         (6.7)             (25.7)
                                                                                 ---------------     ---------------
      Balances, End of Period................................................... $       94.4        $     116.3
                                                                                 ===============     ===============

      Balances, end of period comprise:
        Mortgage loans on real estate........................................... $       19.9        $      41.1
        Equity real estate......................................................         74.5               75.2
                                                                                 ---------------     ---------------
      Total..................................................................... $       94.4        $     116.3
                                                                                 ===============     ===============


      For the second quarters and first half of 2002 and of 2001, investment income is shown net of investment expenses of $51.7 million, $54.1 million, $101.2 million and $115.4 million, respectively.

      As of June 30, 2002 and December 31, 2001, fixed maturities classified as available for sale had amortized costs of $23,934.8 million and $22,786.7 million. Other equity investments included trading securities having carrying values of $1.3 million and $2.4 million and costs of $4.0 million and $4.9 million at June 30, 2002 and December 31, 2001, respectively, and other equity securities with carrying values of $102.6 million and $59.1 million and costs of $110.2 million and $54.9 million as of June 30, 2002 and December 31, 2001, respectively.

      In the second quarters and first half of 2002 and of 2001, respectively, net unrealized and realized holding (losses) gains on trading account equity securities of $(.3) million, $(.2) million, $.6 million and $26.5 million were included in net investment income in the consolidated statements of earnings.

      For the first half of 2002 and 2001, proceeds received on sales of fixed maturities classified as available for sale amounted to $3,355.7 million and $3,276.0 million, respectively. Gross gains of $56.1 million and $103.7 million and gross losses of $100.7 million and $56.0 million were realized on these sales for the first half of 2002 and 2001, respectively. Unrealized net investment gains related to fixed maturities classified as available for sale increased by $136.5 million during the first half of 2002, resulting in a balance of $615.7 million at June 30, 2002.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                   JUNE 30,          DECEMBER 31,
                                                                                     2002                2001
                                                                                ---------------    -----------------
                                                                                           (IN MILLIONS)


      Impaired mortgage loans with investment valuation allowances............   $     111.0        $       114.2
      Impaired mortgage loans without investment valuation allowances.........          26.9                 30.6
                                                                                ---------------    -----------------
      Recorded investment in impaired mortgage loans..........................         137.9                144.8
      Investment valuation allowances.........................................         (19.9)               (19.2)
                                                                                ---------------    -----------------
      Net Impaired Mortgage Loans.............................................   $     118.0        $       125.6
                                                                                ===============    =================


      During the first half of 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $137.0 million and $137.3 million. Interest income recognized on these impaired mortgage loans totaled $5.2 million and $2.9 million for the first half of 2002 and 2001, respectively.

4)    CLOSED BLOCK


      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                  JUNE 30,           DECEMBER 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other...... $     9,071.0        $     9,049.9
      Other liabilities......................................................          79.9                 53.6
                                                                              -----------------    -----------------
      Total Closed Block liabilities.........................................       9,150.9              9,103.5
                                                                              -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities available for sale, at estimated fair value (amortized
        cost of $4,688.9 and $4,600.4).......................................       4,844.2              4,705.7
      Mortgage loans on real estate..........................................       1,491.5              1,514.4
      Policy loans...........................................................       1,476.6              1,504.4
      Cash and other invested assets.........................................         123.3                141.0
      Other assets...........................................................         221.2                214.7
                                                                              -----------------    -----------------
      Total assets designated to the Closed Block............................       8,156.8              8,080.2
                                                                              -----------------    -----------------





      Excess of Closed Block liabilities over assets designated to
         the Closed Block....................................................         994.1              1,023.3
      Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred Federal
             income tax of $39.6 and $20.4...................................          42.8                 37.8
                                                                              -----------------    -----------------


      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................. $     1,036.9        $     1,061.1
                                                                              =================    =================

      Closed Block revenues and expenses were as follows:

                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002             2001              2002              2001
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

      REVENUES:
      Premiums and other income...............  $      138.2     $      143.6      $      277.4      $     291.5
      Investment income (net of investment
         expenses of $2.4, $1.8, $3.7
         and $2.5)............................         148.3            143.0             292.0            290.7
      Investment (losses) gains, net..........         (23.0)           (14.4)            (19.8)           (12.6)
                                                ---------------  ----------------  ---------------   ---------------
      Total revenues..........................         263.5            272.2             549.6            569.6
                                                ---------------  ----------------  ---------------   ---------------

      BENEFITS AND
      OTHER DEDUCTIONS:
      Policyholders' benefits and dividends...         243.7            253.3             499.3            486.8
      Other operating costs and expenses......           4.7              5.0               9.5              9.6
                                                ---------------  ----------------  ---------------   ---------------
      Total benefits and other deductions.....         248.4            258.3             508.8            496.4
                                                ---------------  ----------------  ---------------   ---------------

      Net revenues before Federal income
         taxes................................          15.1             13.9              40.8             73.2
      Federal income taxes....................          (6.5)            (5.3)            (16.6)           (26.6)
                                                ---------------  ----------------  ---------------   ---------------
      Net Revenues............................  $        8.6     $        8.6      $       24.2      $      46.6
                                                ===============  ================  ===============   ===============

5)    DISCONTINUED OPERATIONS


      Summarized financial information for discontinued operations follows:


                                                                                  JUNE 30,          DECEMBER 31,
                                                                                    2002                2001
                                                                              -----------------  -------------------
                                                                                          (IN MILLIONS)

      BALANCE SHEETS
      Fixed maturities available for sale, at estimated fair value
         (amortized cost $538.1 and $542.9)..................................  $      554.6       $       559.6
      Equity real estate.....................................................         212.7               252.0
      Mortgage loans on real estate..........................................          96.5               160.3
      Other equity investments...............................................          18.5                22.3
      Other invested assets..................................................            .8                  .4
                                                                              -----------------  -------------------
           Total investments.................................................         883.1               994.6
      Cash and cash equivalents..............................................         164.5                41.1
      Other assets...........................................................         151.8               152.6
                                                                              -----------------  -------------------
      Total Assets...........................................................  $    1,199.4       $     1,188.3
                                                                              =================  ===================

      Policyholders liabilities..............................................  $      919.6       $       932.9
      Allowance for future losses............................................         171.8               139.9
      Other liabilities......................................................         108.0               115.5
                                                                              -----------------  -------------------
      Total Liabilities......................................................  $    1,199.4       $     1,188.3
                                                                              =================  ===================


                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002              2001             2002              2001
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Investment income (net of investment
        expenses of $4.8, $6.3, $9.5
        and $12.5)............................. $       19.3      $      17.6      $       40.6      $       51.8
      Investment gains, net....................         37.0             10.5              38.6              12.0
      Policy fees, premiums and
         other income..........................           .2              (.1)               .2               (.1)
                                                ---------------   ---------------  ---------------   ---------------

      Total revenues...........................         56.5             28.0              79.4              63.7

      Benefits and other deductions............         23.2             27.3              47.8              51.8
      Earnings credited to allowance for
        future losses..........................         33.3               .7              31.6              11.9
                                                ---------------   ---------------  ---------------   ---------------
      Pre-tax results from operations..........          -                -                 -                 -
      Pre-tax (loss) earnings from
        (strengthening) releasing the
        allowance for future losses............         (2.2)            (2.7)              (.7)             12.7
      Federal income tax benefit (expense).....           .8               .9                .3              (4.5)
                                                ---------------   ---------------  ---------------   ---------------
      (Loss) Income from Discontinued
         Operations............................ $       (1.4)     $      (1.8)     $        (.4)     $        8.2
                                                ===============   ===============  ===============   ===============

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. These updated assumptions and estimates resulted in a strengthening or release of the allowance in each of the periods presented above.
                                                                            F-9

      Management believes the allowance for future losses at June 30, 2002 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $.4 million and $5.0 million on equity real estate were held at June 30, 2002 and December 31, 2001, respectively.

6)    VARIABLE ANNUITY CONTRACTS - GUARANTEED MINIMUM INCOME AND DEATH
      BENEFITS

      Equitable Life issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. Equitable Life bears the risk that protracted under-performance of the financial markets could result in GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life reinsures, subject to certain maximum amounts or caps in any one period, approximately 70.0% of its current liability exposure resulting from the GMIB feature.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. The estimated fair values of the GMIB reinsurance contracts at March 31, 2002 and December 31, 2001 were approximately zero based on management's estimates of future contract cash flows and experience. Due primarily to significant further equity market declines during the second quarter 2002, the estimated fair value of the GMIB reinsurance contracts (reported in the consolidated balance sheets in Other assets) increased to $138.0 million at June 30, 2002. This increase in estimated fair value of $138.0 million is reflected in Commissions, fees and other income in the consolidated statements of earnings for the three and six months ended June 30, 2002.

      Although SFAS No. 133 requires Equitable Life to record the GMIB reinsurance contracts at fair value, it does not allow reporting of Equitable Life's GMIB obligation to contractholders as an embedded derivative at fair value. Further, SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," prohibits the recording of a liability for the GMIB feature. The unrecorded estimated fair values of Equitable Life's GMIB feature, determined using the same estimation methodologies applied in the determination of the related reinsurance assets, were $191.0 million and approximately zero at June 30, 2002 and December 31, 2001, respectively. Therefore, the net fair values of the GMIB feature and related reinsurance were $(53.0) million and approximately zero as of June 30, 2002 and December 31, 2001, respectively. Since there is no readily available market for the GMIB feature or GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      Equitable Life also issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. As with GMIB, Equitable Life bears the risk that protracted under-performance of the financial markets could result in GMDB benefits being higher than what accumulated policyholder account balances would support. At June 30, 2002, Equitable Life had reinsured in the aggregate approximately 15.0% of its current exposure to the GMDB obligation on annuity contracts in-force. GMDB related policyholder benefits incurred, net of related reinsurance, were $19.4 million and $4.5 million for the six months ended June 30, 2002 and 2001, respectively. SFAS No. 133 does not permit reporting of Equitable Life's GMDB obligation to contractholders or GMDB reinsurance contracts at fair value, and SFAS No. 97 prohibits the recording of a liability for the GMDB feature. A proposed AICPA SOP, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "Proposed SOP"), however, would allow recording of a GMDB liability under certain circumstances. Based on management's understanding of the yet-to-be-adopted Proposed SOP, the unrecorded GMDB liabilities, net of reinsurance, were estimated to be $73.0 million and $28.0 million at June 30, 2002 and December 31, 2001, respectively. The determination of this estimated liability is based on proposed accounting guidance which is subject to change prior to release of a final document and is expected to be effective January 1, 2004 at the earliest. The determination of this liability is also based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The scope of coverage of a portion of Equitable Life's reinsurance for its exposure from its GMIB and GMDB features is currently the subject of a dispute between Equitable Life and one of its reinsurers representing approximately 20.0% of its June 30, 2002 liability exposure related to the GMIB feature and approximately 5.0% of its June 30, 2002 exposure to the GMDB obligation on annuity contracts in-force. That dispute is scheduled for arbitration in early 2003. Although the outcome cannot be predicted with certainty, the Company's management does not believe that the outcome of such arbitration will reduce its reinsurance coverage to an extent that would have a material effect on the Company's consolidated financial position or results of operations.


7)    FEDERAL INCOME TAXES

      Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

8)    STOCK APPRECIATION RIGHTS

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(14.5) million and $2.9 million for the second quarters of 2002 and 2001, and of $(8.5) million and $(33.2) million for the first half of 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended June 30, 2002 and 2001.

9)    LITIGATION

      There have been no new material legal proceedings and no material developments in specific litigations previously reported in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 2001, except as described below:

      In FRANZE, in July 2002, the Court of Appeals reversed the District Court's decision certifying the class on the ground that the named plaintiffs lacked standing to assert claims against Equitable Life because their claims were time-barred. The case has been remanded to the District Court.

      In McEACHERN, in March 2002, plaintiff filed a motion to alter or amend the court's judgment and requested an additional 30 days to amend the complaint.

      In PATENAUDE, in May 2002, the United States Court of Appeals for the Ninth Circuit affirmed the judgment of the District Court which dismissed the complaint.

      In MALHOLTRA, in March 2002, defendants filed a motion to dismiss plaintiffs' amended complaint.

      In the Mississippi Actions, two additional lawsuits were filed in April and May 2002 respectively, one by 79 additional plaintiffs and the second, by four additional plaintiffs. In April 2002, Equitable Life filed a notice of removal of the case involving 79 plaintiffs from Mississippi State Court to the United States District Court for the Northern District of Mississippi. Plaintiffs' motion to remand was denied by the Federal District Court in June 2002. Plaintiffs' motion for reconsideration is pending before the District Court. In June 2002, an additional lawsuit was filed by 25 additional plaintiffs.

      In THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In FISCHEL, in May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for benefits under ERISA. The court directed the parties to file briefs in September 2002 addressing the relief to which plaintiffs are entitled in light of the May 2002 order.

      In HIRT, in April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Defendants responded to that motion in May 2002. Also, in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed.

      In IN RE AXA FINANCIAL, INC. SHAREHOLDERS LITIGATION, a hearing with respect to approval of the proposed settlement was held in March 2002. In May 2002, the court approved the settlement and in June 2002, one shareholder appealed.

      In UHRIK, a hearing with respect to approval of the proposed settlement was held in June 2002 and the court entered an Order and Final Judgment approving the settlement and dismissing the case. The deadline to appeal the Order and Final Judgment has passed.

      In MILLER, in April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the amended class action complaint. In May 2002, defendants filed a motion to dismiss the second amended complaint.

      Plaintiffs in the BENAK, ROY, ROFFE, TATEM and GISSEN cases have moved to consolidate the complaints and in May 2002, those cases were consolidated in the Federal District Court in the District of New Jersey. In July 2002, a complaint entitled PFEIFFER V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("Pfeiffer Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Pfeiffer Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiff's allegations in the Pfeiffer Complaint are without merit and intends to vigorously defend against these allegations.

      Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such litigations will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corporation Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. Alliance believes the allegations of the complaint as to it are without merit and intends to vigorously defend against these allegations. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial condition.

      In May, 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. In June 2002, Alliance moved to dismiss the SBA Complaint. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial condition.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect on the Company's consolidated results of operations in any particular period.

10)   BUSINESS SEGMENT INFORMATION

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes and minority interest to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                        THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                             JUNE 30,                           JUNE 30,
                                                 ---------------------------------  ----------------------------------
                                                      2002              2001             2002              2001
                                                 ---------------   ---------------  ---------------   ----------------
                                                                            (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance...............................  $    1,368.2      $   1,161.9      $    2,549.1      $   2,465.8
       Investment Services.....................         722.7            759.9           1,445.5          1,503.6
       Consolidation/elimination...............         (18.8)           (23.2)            (38.6)           (47.7)
                                                 ---------------   ---------------  ---------------   ----------------
       Total Revenues..........................  $    2,072.1      $   1,898.6      $    3,956.0      $   3,921.7
                                                 ===============   ===============  ===============   ================

       SEGMENT EARNINGS FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
       Insurance...............................  $      373.7      $     122.6      $      546.6      $     414.2
       Investment Services.....................         159.9            151.9             324.2            297.8
                                                 ---------------   ---------------  ---------------   ----------------
       Total Earnings from Continuing
          Operations before Federal Income
          Taxes and Minority Interest..........  $      533.6      $     274.5      $      870.8      $     712.0
                                                 ===============   ===============  ===============   ================




                                                                                   JUNE 30,          DECEMBER 31,
                                                                                     2002                2001
                                                                                ---------------    -----------------
                                                                                           (IN MILLIONS)

      ASSETS:
      Insurance.........................................................      $    81,604.7       $    84,572.2
      Investment Services...............................................           14,758.9            15,808.8
      Consolidation/elimination.........................................              (84.6)              (94.4)
                                                                             ------------------   ------------------
      Total Assets......................................................      $    96,279.0       $   100,286.6
                                                                             ==================   ==================

11)   RELATED PARTY TRANSACTIONS


      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $8.8 million, $16.7 million, $7.6 million and $12.6 million, respectively, for the second quarter and first six months of 2002 and of 2001.

      The Company paid $154.1 million, $312.8 million, $144.3 million and $304.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for the second quarter and first six months of 2002 and of 2001. The Company charged AXA Distribution's subsidiaries $111.8 million, $231.8 million, $121.6 million and $245.9 million, respectively, for their applicable share of operating expenses for the second quarter and first six months of 2002 and of 2001, pursuant to the Agreements for Services.

12)   COMPREHENSIVE INCOME


      The components of comprehensive income for second quarters 2002 and 2001 and the first half of 2002 and of 2001 are as follows:


                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002              2001             2002              2001
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)



      Net earnings............................. $      285.2      $     118.5      $      446.7      $      352.1
                                                ---------------   ---------------  ---------------   ---------------

      Change in unrealized gains (losses),
        net of reclassification adjustment.....        176.0            (94.1)             32.9              76.3
                                                ---------------   ---------------  ---------------   ---------------

      Other comprehensive income (loss)........        176.0            (94.1)             32.9              76.3
                                                ---------------   ---------------  ---------------   ---------------

      Comprehensive Income..................... $      461.2      $      24.4      $      479.6      $      428.4
                                                ===============   ===============  ===============   ===============

13)   SHAREHOLDER DIVIDENDS

      In second quarters 2002 and 2001, respectively, the Company paid cash shareholder dividends totaling $250.0 million and $1.5 billion.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 6th day of November, 2002.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                     (REGISTRANT)

 [SEAL]                              By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)



                                     By:   /s/ Robin M. Wagner
                                           ------------------------------
                                              (Robin M. Wagner)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             November 6, 2002

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 6th day of November, 2002.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                            (DEPOSITOR)


                                            By:  /s/  Robin M. Wagner
                                                --------------------------------
                                                     (Robin M. Wagner)
                                                      Vice President


      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board and
                                    Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

 *Alvin H. Fenichel                 Senior Vice President and Controller




DIRECTORS:



*Bruce W. Calvert        *Norman C. Francis          *George T. Lowy
*Francoise Colloc'h       John C. Graves             *Edward D. Miller
*Christopher M. Condron  *Donald J. Greene            Scott D. Miller
*Henri de Castries       *John T. Hartley            *Didier Pineau-Valencienne
*Claus-Michael Dill      *John H.F. Haskell, Jr.     *George J. Sella, Jr.
*Joseph L. Dionne        *Mary R. (Nina) Henderson   *Peter J. Tobin
*Denis Duverne           *W. Edwin Jarmain           *Stanley B. Tulin
*Jean-Rene Fourtou        Christina Johnson



*By:  /s/ Robin M. Wagner
     -----------------------
         (Robin M. Wagner)
          Attorney-in-Fact
          November 6, 2002



                                      II-7